UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2015

Item 1. Reports to Stockholders.

2015 Annual Report

TIAA-CREF Lifecycle Funds

of the TIAA-CREF Funds

May 31, 2015

Understanding your Lifecycle Funds report

This annual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2015. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the TIAA-CREF underlying funds in which each fund had investments as of May 31, 2015.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Funds begin on page 38 of this report. You can also obtain lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	3

About the funds’ composite benchmarks

Each Lifecycle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 11, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2014–May 31, 2015).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	5

Important information about expenses

Expense examples

Six months ended May 31, 2015

Lifecycle Funds Institutional Class	Beginning account value (12/1/14)	Ending account value (5/31/15)	Expenses paid during period (12/1/14–5/31/15	* )	Effective expenses paid during period (12/1/14–5/31/15	† )

Retirement Income Fund actual return	$1,000.00	$1,027.17	$0.00		$1.87
5% annual hypothetical return	1,000.00	1,024.93	0.00		1.87

2010 Fund actual return	1,000.00	1,029.47	0.00		1.92
5% annual hypothetical return	1,000.00	1,024.93	0.00		1.92

2015 Fund actual return	1,000.00	1,031.98	0.00		1.98
5% annual hypothetical return	1,000.00	1,024.93	0.00		1.97

2020 Fund actual return	1,000.00	1,035.71	0.00		2.08
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.07

2025 Fund actual return	1,000.00	1,038.80	0.00		2.13
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.12

2030 Fund actual return	1,000.00	1,042.18	0.00		2.19
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.17

2035 Fund actual return	1,000.00	1,044.00	0.00		2.29
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.27

2040 Fund actual return	1,000.00	1,047.56	0.00		2.30
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.27

2045 Fund actual return	1,000.00	1,047.30	0.00		2.35
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.32

2050 Fund actual return	1,000.00	1,047.05	0.00		2.35
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.32

2055 Fund actual return	1,000.00	1,047.46	0.00		2.35
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.32

2060 Fund actual return	1,000.00	1,047.20	0.00		2.35
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.32

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

6	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.37% for the Retirement Income Fund; 0.38% for the 2010 Fund; 0.39% for the 2015 Fund; 0.41% for the 2020 Fund; 0.42% for the 2025 Fund; 0.43% for the 2030 Fund; 0.45% for the 2035 and 2040 Funds; and 0.46% for the 2045, 2050, 2055 and 2060 Funds.

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	7

Important information about expenses

Expense examples

Six months ended May 31, 2015

Lifecycle Funds Premier Class	Beginning account value (12/1/14)	Ending account value (5/31/15)	Expenses paid during period (12/1/14–5/31/15	* )	Effective expenses paid during period (12/1/14–5/31/15	† )

Retirement Income Fund actual return	$1,000.00	$1,026.42	$0.76		$2.63
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.62

2010 Fund actual return	1,000.00	1,027.89	0.76		2.68
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.67

2015 Fund actual return	1,000.00	1,031.37	0.76		2.73
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.72

2020 Fund actual return	1,000.00	1,034.27	0.76		2.84
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.82

2025 Fund actual return	1,000.00	1,037.34	0.76		2.90
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.87

2030 Fund actual return	1,000.00	1,041.72	0.76		2.95
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.92

2035 Fund actual return	1,000.00	1,044.42	0.76		3.06
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.02

2040 Fund actual return	1,000.00	1,047.03	0.77		3.06
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.02

2045 Fund actual return	1,000.00	1,046.99	0.77		3.11
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.07

2050 Fund actual return	1,000.00	1,045.91	0.77		3.11
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.07

2055 Fund actual return	1,000.00	1,046.39	0.77		3.11
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.07

2060 Fund actual return	1,000.00	1,045.79	0.77		3.11
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.07

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.

8	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.52% for the Retirement Income Fund; 0.53% for the 2010 Fund; 0.54% for the 2015 Fund; 0.56% for the 2020 Fund; 0.57% for the 2025 Fund; 0.58% for the 2030 Fund; 0.60% for the 2035 and 2040 Funds; and 0.61% for the 2045, 2050, 2055 and 2060 Funds.

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2015

Lifecycle Funds Retirement Class	Beginning account value (12/1/14)	Ending account value (5/31/15)	Expenses paid during period (12/1/14–5/31/15	* )	Effective expenses paid during period (12/1/14–5/31/15	† )

Retirement Income Fund actual return	$1,000.00	$1,025.05	$1.26		$3.13
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.13

2010 Fund actual return	1,000.00	1,028.36	1.26		3.19
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.18

2015 Fund actual return	1,000.00	1,030.82	1.27		3.24
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.23

2020 Fund actual return	1,000.00	1,034.07	1.27		3.35
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.33

2025 Fund actual return	1,000.00	1,037.74	1.27		3.40
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.38

2030 Fund actual return	1,000.00	1,040.76	1.27		3.46
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.43

2035 Fund actual return	1,000.00	1,042.95	1.27		3.57
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.53

2040 Fund actual return	1,000.00	1,045.64	1.28		3.57
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.53

2045 Fund actual return	1,000.00	1,045.90	1.28		3.62
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.58

2050 Fund actual return	1,000.00	1,045.67	1.28		3.62
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.58

2055 Fund actual return	1,000.00	1,046.19	1.28		3.62
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.58

2060 Fund actual return	1,000.00	1,046.55	1.28		3.62
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.58

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

10	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.62% for the Retirement Income Fund; 0.63% for the 2010 Fund; 0.64% for the 2015 Fund; 0.66% for the 2020 Fund; 0.67% for the 2025 Fund; 0.68% for the 2030 Fund; 0.70% for the 2035 and 2040 Funds; and 0.71% for the 2045, 2050, 2055 and 2060 Funds.

Expense example

Six months ended May 31, 2015

Lifecycle Funds Retail Class	Beginning account value (12/1/14)	Ending account value (5/31/15)	Expenses paid during period (12/1/14–5/31/15	* )	Effective expenses paid during period (12/1/14–5/31/15	† )

Retirement Income Fund actual return	$1,000.00	$1,025.05	$1.26		$3.13
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.13

*	The amounts in the “Expenses paid during period” column are based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2015. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retail Class of the Retirement Income Fund.
†	The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized weighted average expense ratio was 0.62% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	11

Investment results of the Lifecycle Funds

Performance for the twelve months ended May 31, 2015

The eleven TIAA-CREF Lifecycle Funds that were in operation for the entire twelve-month reporting period posted gains, surpassing their respective composite benchmarks. Returns ranged from 4.59% for the Retirement Income Fund to 8.03% for the 2040 Fund. The tables on the following pages show returns for all share classes of the funds. The outperformance of the individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.53 of a percentage point for the 2040 Fund to 0.08 of a percentage point for the Retirement Income Fund.

The 2060 Fund, launched on September 26, 2014, posted a gain of 7.38% for the period ended May 31, 2015. (All results for the Lifecycle Funds are for the Retirement Class.)

U.S. markets rise amid volatility and mixed economic data

The domestic economy showed signs of life throughout much of the twelve-month period relative to many international markets’ economies but tapered off in 2015. Real gross domestic product, which measures the value of all goods and services produced in the nation, decreased 0.2% in the first calendar quarter of 2015. However, the national unemployment rate registered at 5.5% in the final month of the reporting period—down from 6.3% in May 2014. The U.S. dollar rose sharply against most foreign currencies, and inflation remained subdued.

Investors then turned their attention to when the U.S. central bank might start raising short-term interest rates. Conversely, central banks in some European markets, Japan and China boosted efforts to stimulate their sluggish economies, which helped fuel demand for equities in various international markets.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 11.86%. The MSCI ALL Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market nations excluding the United States, returned –0.90% in U.S. dollars, but gained 15.04% in local currency terms.

The broad investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, rose 3.03% for the period. Inflation-indexed bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), lost 0.47%. Short-term U.S. Treasury securities returned 0.91%, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index.

12	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Strong results from stocks lift the funds’ returns higher

Each of the eleven Lifecycle Funds operating for the entire period advanced for the twelve months, fueled by double-digit gains in U.S. equities.

For the twelve months, the absolute returns of the funds—that is, without regard to the performance of their respective composite benchmarks—were driven by gains in the U.S. equity and fixed-income sectors. The Large-Cap Growth and Growth & Income funds were strong contributors. Conversely, absolute returns were constrained by weaker performance from the emerging market equity and high-yield bond sectors.

U.S. equity contributes most to relative performance

Each of the Lifecycle Funds outperformed their respective composite benchmarks, largely because of the results of several underlying funds in the U.S. equity, international and fixed-income sectors.

U.S. equity investments that contributed most to relative performance were the Large-Cap Growth and Growth & Income funds, respectively. Next in line was the Small-Cap Equity Fund. Among foreign investments, the International Opportunities Fund helped most, followed by the International Equity Fund. In the fixed-income sector, the Bond Plus Fund further boosted relative performance of the Lifecycle Funds.

These positive effects were offset most by the performance of the Emerging Markets Equity Fund. In the fixed-income sector, the High-Yield Fund further detracted from relative performance. Lastly, the Global Natural Resources Fund also hurt returns.

The Lifecycle Funds with larger allocations to stocks posted higher returns. For example, the 2040, 2045, 2050 and 2055 funds, each with approximately 90% of their assets invested in equities as of period-end, advanced 7.98% or higher. By comparison, the Retirement Income Fund, with approximately 60% of its portfolio invested in fixed income and 40% in equity funds at period-end, rose 4.59%. (Performance of the Lifecycle Funds’ underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	13

Lifecycle Retirement Income Fund

Performance as of May 31, 2015

		Total return	Average annual total return
Lifecycle Retirement				since
Income Fund	Inception date	1 year	5 years	inception
Institutional Class	11/30/2007	4.83%	8.36%	5.09%
Premier Class	9/30/2009	4.68	8.19	4.91	*
Retirement Class	11/30/2007	4.59	8.09	4.82
Retail Class	11/30/2007	4.59	8.11	4.90

Retirement Income Fund
Composite Index†	—	4.51	8.01	5.15	‡

Broad market index
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.62	‡
Russell 3000® Index	—	11.86	16.54	7.45	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.
†	As of the close of business on May 31, 2015, the Retirement Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI All Country World ex USA Index; 10.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

14	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/15	Target allocation for 6/30/15
Equity
U.S. equity	27.1%	28.0%
International equity	13.1	12.0
Fixed income
Fixed income	39.7	40.0
Short-term fixed income	10.0	10.0
Inflation-protected assets	9.9	10.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	15

Lifecycle 2010 Fund

Performance as of May 31, 2015

		Total return	Average annual total return
Lifecycle 2010 Fund	Inception date	1 year	5 years	10 years
Institutional Class	1/17/2007	5.25%	9.22%	5.85	%*
Premier Class	9/30/2009	5.10	9.06	5.68	*
Retirement Class	10/15/2004	5.09	8.95	5.63
2010 Fund Composite Index†	—	4.91	8.87	5.78

Broad market index
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.61
Russell 3000® Index	—	11.86	16.54	8.41

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2015, the 2010 Fund Composite Index consisted of: 39.0% Barclays U.S. Aggregate Bond Index; 31.5% Russell 3000 Index; 13.5% MSCI All Country World ex USA Index; 8.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 8.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

16	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/15	Target allocation for 6/30/15
Equity
U.S. equity	30.7%	31.5%
International equity	14.6	13.5
Fixed income
Fixed income	38.7	39.0
Short-term fixed income	7.9	8.0
Inflation-protected assets	8.0	8.0
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	17

Lifecycle 2015 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
Lifecycle 2015 Fund	Inception date	1 year	5 years	10 years
Institutional Class	1/17/2007	5.78%	9.91%	5.98	%*
Premier Class	9/30/2009	5.53	9.74	5.81	*
Retirement Class	10/15/2004	5.52	9.65	5.76
2015 Fund Composite Index†	—	5.29	9.60	5.95

Broad market index
Russell 3000® Index	—	11.86	16.54	8.41
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.61

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2015, the 2015 Fund Composite Index consisted of: 37.9% Barclays U.S. Aggregate Bond Index; 35.1% Russell 3000 Index; 15.0% MSCI All Country World ex USA Index; 6.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 6.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

18	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	34.2%	35.0%
International equity	16.1	15.0
Fixed income
Fixed income	37.7	38.0
Short-term fixed income	5.9	6.0
Inflation-protected assets	6.0	6.0
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	19

Lifecycle 2020 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
Lifecycle 2020 Fund	Inception date	1 year	5 years	10 years
Institutional Class	1/17/2007	6.34%	10.79%	6.10	%*
Premier Class	9/30/2009	6.10	10.61	5.94	*
Retirement Class	10/15/2004	6.04	10.49	5.87
2020 Fund Composite Index†	—	5.80	10.48	6.08

Broad market index
Russell 3000® Index	—	11.86	16.54	8.41
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.61

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2015, the 2020 Fund Composite Index consisted of: 40.7% Russell 3000 Index; 33.9% Barclays U.S. Aggregate Bond Index; 17.4% MSCI All Country World ex USA Index; 4.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 4.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	39.8%	40.6%
International equity	18.5	17.4
Fixed income
Fixed income	33.7	34.0
Short-term fixed income	3.9	4.0
Inflation-protected assets	4.0	4.0
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	21

Lifecycle 2025 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
Lifecycle 2025 Fund	Inception date	1 year	5 years	10 years
Institutional Class	1/17/2007	6.93%	11.60%	6.22	%*
Premier Class	9/30/2009	6.69	11.42	6.03	*
Retirement Class	10/15/2004	6.62	11.33	5.99
2025 Fund Composite Index†	—	6.30	11.35	6.22

Broad market index
Russell 3000® Index	—	11.86	16.54	8.41
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.61

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2015, the 2025 Fund Composite Index consisted of: 46.3% Russell 3000 Index; 29.9% Barclays U.S. Aggregate Bond Index; 19.8% MSCI All Country World ex USA Index; 2.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 2.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	45.4%	46.2%
International equity	20.8	19.8
Fixed income
Fixed income	29.7	30.0
Short-term fixed income	1.9	2.0
Inflation-protected assets	2.0	2.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	23

Lifecycle 2030 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
Lifecycle 2030 Fund	Inception date	1 year	5 years	10 years
Institutional Class	1/17/2007	7.48%	12.38%	6.31	%*
Premier Class	9/30/2009	7.35	12.22	6.14	*
Retirement Class	10/15/2004	7.22	12.10	6.08
2030 Fund Composite Index†	—	6.79	12.21	6.33

Broad market index
Russell 3000® Index	—	11.86	16.54	8.41
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.61

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2015, the 2030 Fund Composite Index consisted of: 51.9% Russell 3000 Index; 25.9% Barclays U.S. Aggregate Bond Index; and 22.2% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	51.0%	51.8%
International equity	23.1	22.2
Fixed income	25.7	26.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	25

Lifecycle 2035 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
Lifecycle 2035 Fund	Inception date	1 year	5 years	10 years
Institutional Class	1/17/2007	7.83%	13.08%	6.56	%*
Premier Class	9/30/2009	7.78	12.92	6.41	*
Retirement Class	10/15/2004	7.60	12.79	6.34
2035 Fund Composite Index†	—	7.16	13.02	6.64

Broad market index
Russell 3000® Index	—	11.86	16.54	8.41
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.61

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2015, the 2035 Fund Composite Index consisted of: 57.5% Russell 3000 Index; 24.6% MSCI All Country World ex USA Index; and 17.9% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	56.6%	57.4%
International equity	25.5	24.6
Fixed income	17.7	18.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	27

Lifecycle 2040 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
Lifecycle 2040 Fund	Inception date	1 year	5 years	10 years
Institutional Class	1/17/2007	8.35%	13.47%	6.92	%*
Premier Class	9/30/2009	8.21	13.29	6.76	*
Retirement Class	10/15/2004	8.03	13.18	6.69
2040 Fund Composite Index†	—	7.50	13.42	6.97

Broad market index
Russell 3000® Index	—	11.86	16.54	8.41
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.61

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2015, the 2040 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	62.1%	63.0%
International equity	27.8	27.0
Fixed income	9.9	10.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	29

Lifecycle 2045 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
				since
Lifecycle 2045 Fund	Inception date	1 year	5 years	inception
Institutional Class	11/30/2007	8.31%	13.41%	4.97%
Premier Class	9/30/2009	8.10	13.27	4.80	*
Retirement Class	11/30/2007	8.00	13.14	4.71
2045 Fund Composite Index†	—	7.50	13.42	5.46	‡

Broad market index
Russell 3000® Index	—	11.86	16.54	7.45	‡
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.62	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.
†	As of the close of business on May 31, 2015, the 2045 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index.
The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

30	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	61.9%	63.0%
International equity	27.9	27.0
Fixed income	9.9	10.0
Other assets & liabilities, net	0.3	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	31

Lifecycle 2050 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
				since
Lifecycle 2050 Fund	Inception date	1 year	5 years	inception
Institutional Class	11/30/2007	8.30%	13.44%	4.94%
Premier Class	9/30/2009	8.09	13.26	4.75	*
Retirement Class	11/30/2007	7.98	13.14	4.68
2050 Fund Composite Index†	—	7.50	13.42	5.46	‡

Broad market index
Russell 3000® Index	—	11.86	16.54	7.45	‡
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.62	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.
†	As of the close of business on May 31, 2015, the 2050 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index.
The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

32	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	61.9%	63.0%
International equity	27.9	27.0
Fixed income	9.9	10.0
Other assets & liabilities, net	0.3	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	33

Lifecycle 2055 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
Lifecycle 2055 Fund	Inception date	1 year	since inception
Institutional Class	4/29/2011	8.31%	9.68%
Premier Class	4/29/2011	8.13	9.51
Retirement Class	4/29/2011	8.02	9.40
2055 Fund Composite Index*	—	7.50	9.91	†

Broad market index
Russell 3000® Index	—	11.86	13.42	†
Barclays U.S. Aggregate Bond Index	—	3.03	3.67	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2015, the 2055 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

34	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

$10,000 invested at fund’s inception

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	61.8%	63.0%
International equity	27.9	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.3	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	35

Lifecycle 2060 Fund

Performance as of May 31, 2015

		Total return
Lifecycle 2060 Fund	Inception date	since inception
Institutional Class	9/26/2014	7.55%
Premier Class	9/26/2014	7.40
Retirement Class	9/26/2014	7.38
2060 Fund Composite Index*	—	6.19	†

Broad market index
Russell 3000® Index	—	8.41	†
Barclays U.S. Aggregate Bond Index	—	2.85	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2015, the 2060 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

36	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2060 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 26, 2014)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	62.3%	63.0%
International equity	27.8	27.0
Fixed income	9.9	10.0
Total	100.0	100.0

Target allocation

For June 30, 3015

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	37

Portfolio of investments

Lifecycle Retirement Income Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 39.7%
8,727,136		TIAA-CREF Bond Fund		$92,158,556	24.8%
3,801,658		TIAA-CREF Bond Plus Fund		40,601,702	10.9
371,142		TIAA-CREF Emerging Markets Debt Fund		3,659,464	1.0
1,111,671		TIAA-CREF High-Yield Fund		11,094,473	3.0
		TOTAL FIXED INCOME		147,514,195	39.7

INFLATION-PROTECTED ASSETS — 9.9%
3,218,338		TIAA-CREF Inflation-Linked Bond Fund		36,914,332	9.9
		TOTAL INFLATION-PROTECTED ASSETS		36,914,332	9.9

INTERNATIONAL EQUITY — 13.1%
882,641		TIAA-CREF Emerging Markets Equity Fund		9,320,689	2.5
1,515,495		TIAA-CREF Enhanced International Equity Index Fund		11,790,552	3.2
259,679		TIAA-CREF Global Natural Resources Fund		2,225,445	0.6
1,182,026		TIAA-CREF International Equity Fund		14,018,827	3.8
975,214		TIAA-CREF International Opportunities Fund		11,107,686	3.0
		TOTAL INTERNATIONAL EQUITY		48,463,199	13.1

SHORT-TERM FIXED INCOME — 10.0%
27,890	*	TIAA-CREF Money Market Fund		27,890	0.0
3,572,135		TIAA-CREF Short-Term Bond Fund		37,078,757	10.0
		TOTAL SHORT-TERM FIXED INCOME		37,106,647	10.0

U.S. EQUITY — 27.1%
1,594,114		TIAA-CREF Enhanced Large-Cap Growth Index Fund		19,001,844	5.1
1,677,817		TIAA-CREF Enhanced Large-Cap Value Index Fund		17,617,079	4.7
1,304,013		TIAA-CREF Growth & Income Fund		16,574,010	4.5
1,254,567		TIAA-CREF Large-Cap Growth Fund		20,185,979	5.4
1,007,125		TIAA-CREF Large-Cap Value Fund		18,692,241	5.0
18,002		TIAA-CREF Mid-Cap Growth Fund		405,229	0.1
11,016		TIAA-CREF Mid-Cap Value Fund		277,711	0.1
446,263		TIAA-CREF Small-Cap Equity Fund		8,099,674	2.2
		TOTAL U.S. EQUITY		100,853,767	27.1
		TOTAL TIAA-CREF FUNDS	(Cost $337,812,769)	370,852,140	99.8

		TOTAL PORTFOLIO	(Cost $337,812,769)	370,852,140	99.8
		OTHER ASSETS & LIABILITIES, NET		840,680	0.2
		NET ASSETS		$371,692,820	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2010 Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 38.7%
25,119,550		TIAA-CREF Bond Fund		$265,262,445	23.8%
11,360,695		TIAA-CREF Bond Plus Fund		121,332,218	10.9
1,112,454		TIAA-CREF Emerging Markets Debt Fund		10,968,801	1.0
3,321,126		TIAA-CREF High-Yield Fund		33,144,838	3.0
		TOTAL FIXED INCOME		430,708,302	38.7

INFLATION-PROTECTED ASSETS — 8.0%
7,771,209		TIAA-CREF Inflation-Linked Bond Fund		89,135,764	8.0
		TOTAL INFLATION-PROTECTED ASSETS		89,135,764	8.0

INTERNATIONAL EQUITY — 14.6%
2,922,840		TIAA-CREF Emerging Markets Equity Fund		30,865,194	2.8
5,144,125		TIAA-CREF Enhanced International Equity Index Fund		40,021,293	3.6
879,534		TIAA-CREF Global Natural Resources Fund		7,537,604	0.7
3,915,526		TIAA-CREF International Equity Fund		46,438,137	4.2
3,290,113		TIAA-CREF International Opportunities Fund		37,474,392	3.3
		TOTAL INTERNATIONAL EQUITY		162,336,620	14.6

SHORT-TERM FIXED INCOME — 7.9%
58,956	*	TIAA-CREF Money Market Fund		58,956	0.0
8,478,750		TIAA-CREF Short-Term Bond Fund		88,009,424	7.9
		TOTAL SHORT-TERM FIXED INCOME		88,068,380	7.9

U.S. EQUITY — 30.7%
5,422,063		TIAA-CREF Enhanced Large-Cap Growth Index Fund		64,630,985	5.8
5,733,381		TIAA-CREF Enhanced Large-Cap Value Index Fund		60,200,504	5.4
4,417,727		TIAA-CREF Growth & Income Fund		56,149,311	5.1
4,249,020		TIAA-CREF Large-Cap Growth Fund		68,366,735	6.1
3,371,335		TIAA-CREF Large-Cap Value Fund		62,571,976	5.6
78,029		TIAA-CREF Mid-Cap Growth Fund		1,756,423	0.2
54,127		TIAA-CREF Mid-Cap Value Fund		1,364,554	0.1
1,494,734		TIAA-CREF Small-Cap Equity Fund		27,129,424	2.4
		TOTAL U.S. EQUITY		342,169,912	30.7
		TOTAL TIAA-CREF FUNDS	(Cost $961,066,082)	1,112,418,978	99.9

		TOTAL PORTFOLIO	(Cost $961,066,082)	1,112,418,978	99.9
		OTHER ASSETS & LIABILITIES, NET		1,587,015	0.1
		NET ASSETS		$1,114,005,993	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	39

Portfolio of investments

Lifecycle 2015 Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 37.7%
39,047,179		TIAA-CREF Bond Fund		$412,338,205	22.8%
18,381,194		TIAA-CREF Bond Plus Fund		196,311,153	10.9
1,800,121		TIAA-CREF Emerging Markets Debt Fund		17,749,195	1.0
5,368,299		TIAA-CREF High-Yield Fund		53,575,625	3.0
		TOTAL FIXED INCOME		679,974,178	37.7

INFLATION-PROTECTED ASSETS — 6.0%
9,435,199		TIAA-CREF Inflation-Linked Bond Fund		108,221,736	6.0
		TOTAL INFLATION-PROTECTED ASSETS		108,221,736	6.0

INTERNATIONAL EQUITY — 16.1%
5,150,540		TIAA-CREF Emerging Markets Equity Fund		54,389,698	3.0
9,251,402		TIAA-CREF Enhanced International Equity Index Fund		71,975,909	4.0
1,587,583		TIAA-CREF Global Natural Resources Fund		13,605,586	0.8
6,923,199		TIAA-CREF International Equity Fund		82,109,139	4.6
5,934,784		TIAA-CREF International Opportunities Fund		67,597,194	3.7
		TOTAL INTERNATIONAL EQUITY		289,677,526	16.1

SHORT-TERM FIXED INCOME — 5.9%
143,145	*	TIAA-CREF Money Market Fund		143,145	0.0
10,258,836		TIAA-CREF Short-Term Bond Fund		106,486,716	5.9
		TOTAL SHORT-TERM FIXED INCOME		106,629,861	5.9

U.S. EQUITY — 34.2%
9,813,781		TIAA-CREF Enhanced Large-Cap Growth Index Fund		116,980,270	6.5
10,391,441		TIAA-CREF Enhanced Large-Cap Value Index Fund		109,110,135	6.0
7,981,244		TIAA-CREF Growth & Income Fund		101,441,617	5.6
7,589,661		TIAA-CREF Large-Cap Growth Fund		122,117,644	6.8
6,080,627		TIAA-CREF Large-Cap Value Fund		112,856,441	6.2
167,520		TIAA-CREF Mid-Cap Growth Fund		3,770,884	0.2
118,861		TIAA-CREF Mid-Cap Value Fund		2,996,481	0.2
2,694,586		TIAA-CREF Small-Cap Equity Fund		48,906,733	2.7
		TOTAL U.S. EQUITY		618,180,205	34.2
		TOTAL TIAA-CREF FUNDS	(Cost $1,695,293,050)	1,802,683,506	99.9

		TOTAL PORTFOLIO	(Cost $1,695,293,050)	1,802,683,506	99.9
		OTHER ASSETS & LIABILITIES, NET		2,503,129	0.1
		NET ASSETS		$1,805,186,635	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2020 Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 33.7%
50,636,608		TIAA-CREF Bond Fund		$534,722,578	18.8%
28,887,556		TIAA-CREF Bond Plus Fund		308,519,103	10.9
2,836,133		TIAA-CREF Emerging Markets Debt Fund		27,964,271	1.0
8,525,785		TIAA-CREF High-Yield Fund		85,087,339	3.0
		TOTAL FIXED INCOME		956,293,291	33.7

INFLATION-PROTECTED ASSETS — 4.0%
9,863,059		TIAA-CREF Inflation-Linked Bond Fund		113,129,291	4.0
		TOTAL INFLATION-PROTECTED ASSETS		113,129,291	4.0

INTERNATIONAL EQUITY — 18.5%
9,066,338		TIAA-CREF Emerging Markets Equity Fund		95,740,526	3.4
16,765,159		TIAA-CREF Enhanced International Equity Index Fund		130,432,937	4.6
2,970,139		TIAA-CREF Global Natural Resources Fund		25,454,093	0.9
12,476,946		TIAA-CREF International Equity Fund		147,976,574	5.2
10,860,345		TIAA-CREF International Opportunities Fund		123,699,326	4.4
		TOTAL INTERNATIONAL EQUITY		523,303,456	18.5

SHORT-TERM FIXED INCOME — 3.9%
191,587	*	TIAA-CREF Money Market Fund		191,587	0.0
10,676,438		TIAA-CREF Short-Term Bond Fund		110,821,427	3.9
		TOTAL SHORT-TERM FIXED INCOME		111,013,014	3.9

U.S. EQUITY — 39.8%
17,937,272		TIAA-CREF Enhanced Large-Cap Growth Index Fund		213,812,288	7.5
18,990,112		TIAA-CREF Enhanced Large-Cap Value Index Fund		199,396,180	7.0
14,473,587		TIAA-CREF Growth & Income Fund		183,959,289	6.5
13,796,820		TIAA-CREF Large-Cap Growth Fund		221,990,838	7.8
11,094,244		TIAA-CREF Large-Cap Value Fund		205,909,168	7.3
365,635		TIAA-CREF Mid-Cap Growth Fund		8,230,434	0.3
272,263		TIAA-CREF Mid-Cap Value Fund		6,863,750	0.2
4,913,255		TIAA-CREF Small-Cap Equity Fund		89,175,577	3.2
		TOTAL U.S. EQUITY		1,129,337,524	39.8
		TOTAL TIAA-CREF FUNDS	(Cost $2,625,302,005)	2,833,076,576	99.9

		TOTAL PORTFOLIO	(Cost $2,625,302,005)	2,833,076,576	99.9
		OTHER ASSETS & LIABILITIES, NET		2,223,852	0.1
		NET ASSETS		$2,835,300,428	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	41

Portfolio of investments

Lifecycle 2025 Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 29.7%
38,087,414		TIAA-CREF Bond Fund		$402,203,093	13.9%
29,159,752		TIAA-CREF Bond Plus Fund		311,426,146	10.8
2,880,263		TIAA-CREF Emerging Markets Debt Fund		28,399,394	1.0
11,492,830		TIAA-CREF High-Yield Fund		114,698,447	4.0
		TOTAL FIXED INCOME		856,727,080	29.7

INFLATION-PROTECTED ASSETS — 2.0%
4,966,117		TIAA-CREF Inflation-Linked Bond Fund		56,961,365	2.0
		TOTAL INFLATION-PROTECTED ASSETS		56,961,365	2.0

INTERNATIONAL EQUITY — 20.8%
10,214,505		TIAA-CREF Emerging Markets Equity Fund		107,865,171	3.7
19,308,385		TIAA-CREF Enhanced International Equity Index Fund		150,219,236	5.2
3,369,552		TIAA-CREF Global Natural Resources Fund		28,877,061	1.0
14,217,022		TIAA-CREF International Equity Fund		168,613,876	5.9
12,506,409		TIAA-CREF International Opportunities Fund		142,448,000	5.0
		TOTAL INTERNATIONAL EQUITY		598,023,344	20.8

SHORT-TERM FIXED INCOME — 1.9%
187,740	*	TIAA-CREF Money Market Fund		187,740	0.0
5,323,977		TIAA-CREF Short-Term Bond Fund		55,262,883	1.9
		TOTAL SHORT-TERM FIXED INCOME		55,450,623	1.9

U.S. EQUITY — 45.4%
20,807,913		TIAA-CREF Enhanced Large-Cap Growth Index Fund		248,030,325	8.6
21,990,139		TIAA-CREF Enhanced Large-Cap Value Index Fund		230,896,463	8.0
16,675,670		TIAA-CREF Growth & Income Fund		211,947,764	7.3
15,940,563		TIAA-CREF Large-Cap Growth Fund		256,483,664	8.9
12,845,209		TIAA-CREF Large-Cap Value Fund		238,407,070	8.3
471,810		TIAA-CREF Mid-Cap Growth Fund		10,620,443	0.4
360,420		TIAA-CREF Mid-Cap Value Fund		9,086,194	0.3
5,676,509		TIAA-CREF Small-Cap Equity Fund		103,028,644	3.6
		TOTAL U.S. EQUITY		1,308,500,567	45.4
		TOTAL TIAA-CREF FUNDS	(Cost $2,624,886,548)	2,875,662,979	99.8

		TOTAL PORTFOLIO	(Cost $2,624,886,548)	2,875,662,979	99.8
		OTHER ASSETS & LIABILITIES, NET		5,158,518	0.2
		NET ASSETS		$2,880,821,497	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

42	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2030 Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 25.7%
26,401,880		TIAA-CREF Bond Fund		$278,803,848	9.9%
25,591,384		TIAA-CREF Bond Plus Fund		273,315,980	9.8
2,789,653		TIAA-CREF Emerging Markets Debt Fund		27,505,981	1.0
13,921,228		TIAA-CREF High-Yield Fund		138,933,852	5.0
		TOTAL FIXED INCOME		718,559,661	25.7

INTERNATIONAL EQUITY — 23.1%
10,979,022		TIAA-CREF Emerging Markets Equity Fund		115,938,476	4.2
20,998,617		TIAA-CREF Enhanced International Equity Index Fund		163,369,243	5.8
3,629,625		TIAA-CREF Global Natural Resources Fund		31,105,884	1.1
15,321,289		TIAA-CREF International Equity Fund		181,710,483	6.5
13,600,540		TIAA-CREF International Opportunities Fund		154,910,155	5.5
		TOTAL INTERNATIONAL EQUITY		647,034,241	23.1

SHORT-TERM FIXED INCOME — 0.0%
180,563	*	TIAA-CREF Money Market Fund		180,563	0.0
		TOTAL SHORT-TERM FIXED INCOME		180,563	0.0

U.S. EQUITY — 51.0%
22,743,090		TIAA-CREF Enhanced Large-Cap Growth Index Fund		271,097,633	9.7
24,014,671		TIAA-CREF Enhanced Large-Cap Value Index Fund		252,154,045	9.0
18,141,491		TIAA-CREF Growth & Income Fund		230,578,349	8.2
17,428,060		TIAA-CREF Large-Cap Growth Fund		280,417,488	10.0
13,953,793		TIAA-CREF Large-Cap Value Fund		258,982,398	9.3
550,422		TIAA-CREF Mid-Cap Growth Fund		12,389,998	0.4
431,281		TIAA-CREF Mid-Cap Value Fund		10,872,601	0.4
6,187,160		TIAA-CREF Small-Cap Equity Fund		112,296,960	4.0
		TOTAL U.S. EQUITY		1,428,789,472	51.0
		TOTAL TIAA-CREF FUNDS	(Cost $2,503,083,565)	2,794,563,937	99.8

		TOTAL PORTFOLIO	(Cost $2,503,083,565)	2,794,563,937	99.8
		OTHER ASSETS & LIABILITIES, NET		5,537,918	0.2
		NET ASSETS		$2,800,101,855	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	43

Portfolio of investments

Lifecycle 2035 Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 17.7%
15,651,048		TIAA-CREF Bond Fund		$165,275,071	5.8%
15,500,858		TIAA-CREF Bond Plus Fund		165,549,162	5.9
2,811,204		TIAA-CREF Emerging Markets Debt Fund		27,718,476	1.0
14,019,285		TIAA-CREF High-Yield Fund		139,912,465	5.0
		TOTAL FIXED INCOME		498,455,174	17.7

INTERNATIONAL EQUITY — 25.5%
12,091,302		TIAA-CREF Emerging Markets Equity Fund		127,684,152	4.5
23,385,273		TIAA-CREF Enhanced International Equity Index Fund		181,937,422	6.5
4,043,428		TIAA-CREF Global Natural Resources Fund		34,652,178	1.2
16,954,882		TIAA-CREF International Equity Fund		201,084,905	7.2
15,144,281		TIAA-CREF International Opportunities Fund		172,493,361	6.1
		TOTAL INTERNATIONAL EQUITY		717,852,018	25.5

SHORT-TERM FIXED INCOME — 0.0%
186,513	*	TIAA-CREF Money Market Fund		186,513	0.0
		TOTAL SHORT-TERM FIXED INCOME		186,513	0.0

U.S. EQUITY — 56.6%
25,387,125		TIAA-CREF Enhanced Large-Cap Growth Index Fund		302,614,535	10.7
26,808,375		TIAA-CREF Enhanced Large-Cap Value Index Fund		281,487,942	10.0
20,192,051		TIAA-CREF Growth & Income Fund		256,640,974	9.1
19,414,866		TIAA-CREF Large-Cap Growth Fund		312,385,193	11.1
15,578,983		TIAA-CREF Large-Cap Value Fund		289,145,928	10.2
656,996		TIAA-CREF Mid-Cap Growth Fund		14,788,989	0.5
517,840		TIAA-CREF Mid-Cap Value Fund		13,054,738	0.5
6,954,256		TIAA-CREF Small-Cap Equity Fund		126,219,741	4.5
		TOTAL U.S. EQUITY		1,596,338,040	56.6
		TOTAL TIAA-CREF FUNDS	(Cost $2,478,512,360)	2,812,831,745	99.8

		TOTAL PORTFOLIO	(Cost $2,478,512,360)	2,812,831,745	99.8
		OTHER ASSETS & LIABILITIES, NET		5,576,407	0.2
		NET ASSETS		$2,818,408,152	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

44	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2040 Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 9.9%
13,531,483		TIAA-CREF Bond Plus Fund		$144,516,234	4.0%
3,610,959		TIAA-CREF Emerging Markets Debt Fund		35,604,055	1.0
18,085,092		TIAA-CREF High-Yield Fund		180,489,214	4.9
		TOTAL FIXED INCOME		360,609,503	9.9

INTERNATIONAL EQUITY — 27.8%
16,972,014		TIAA-CREF Emerging Markets Equity Fund		179,224,473	4.9
33,021,481		TIAA-CREF Enhanced International Equity Index Fund		256,907,123	7.1
5,703,830		TIAA-CREF Global Natural Resources Fund		48,881,827	1.3
23,833,245		TIAA-CREF International Equity Fund		282,662,286	7.8
21,358,055		TIAA-CREF International Opportunities Fund		243,268,242	6.7
		TOTAL INTERNATIONAL EQUITY		1,010,943,951	27.8

SHORT-TERM FIXED INCOME — 0.0%
273,442	*	TIAA-CREF Money Market Fund		273,442	0.0
		TOTAL SHORT-TERM FIXED INCOME		273,442	0.0

U.S. EQUITY — 62.1%
35,875,399		TIAA-CREF Enhanced Large-Cap Growth Index Fund		427,634,756	11.8
37,912,978		TIAA-CREF Enhanced Large-Cap Value Index Fund		398,086,271	11.0
28,476,357		TIAA-CREF Growth & Income Fund		361,934,494	10.0
27,380,578		TIAA-CREF Large-Cap Growth Fund		440,553,498	12.1
21,935,957		TIAA-CREF Large-Cap Value Fund		407,131,367	11.2
984,188		TIAA-CREF Mid-Cap Growth Fund		22,154,064	0.6
766,111		TIAA-CREF Mid-Cap Value Fund		19,313,666	0.5
9,820,523		TIAA-CREF Small-Cap Equity Fund		178,242,496	4.9
		TOTAL U.S. EQUITY		2,255,050,612	62.1
		TOTAL TIAA-CREF FUNDS	(Cost $3,139,045,459)	3,626,877,508	99.8

		TOTAL PORTFOLIO	(Cost $3,139,045,459)	3,626,877,508	99.8
		OTHER ASSETS & LIABILITIES, NET		7,379,583	0.2
		NET ASSETS		$3,634,257,091	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	45

Portfolio of investments

Lifecycle 2045 Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 9.9%
5,057,537		TIAA-CREF Bond Plus Fund		$54,014,492	4.0%
1,336,145		TIAA-CREF Emerging Markets Debt Fund		13,174,386	1.0
6,721,179		TIAA-CREF High-Yield Fund		67,077,366	4.9
		TOTAL FIXED INCOME		134,266,244	9.9

INTERNATIONAL EQUITY — 27.9%
6,342,398		TIAA-CREF Emerging Markets Equity Fund		66,975,719	5.0
12,370,672		TIAA-CREF Enhanced International Equity Index Fund		96,243,829	7.1
2,108,109		TIAA-CREF Global Natural Resources Fund		18,066,490	1.3
8,876,693		TIAA-CREF International Equity Fund		105,277,576	7.8
7,882,773		TIAA-CREF International Opportunities Fund		89,784,779	6.7
		TOTAL INTERNATIONAL EQUITY		376,348,393	27.9

SHORT-TERM FIXED INCOME — 0.0%
81,020	*	TIAA-CREF Money Market Fund		81,020	0.0
		TOTAL SHORT-TERM FIXED INCOME		81,020	0.0

U.S. EQUITY — 61.9%
13,327,858		TIAA-CREF Enhanced Large-Cap Growth Index Fund		158,868,063	11.8
14,063,336		TIAA-CREF Enhanced Large-Cap Value Index Fund		147,665,030	10.9
10,570,571		TIAA-CREF Growth & Income Fund		134,351,959	9.9
10,155,237		TIAA-CREF Large-Cap Growth Fund		163,397,760	12.1
8,150,771		TIAA-CREF Large-Cap Value Fund		151,278,305	11.2
369,748		TIAA-CREF Mid-Cap Growth Fund		8,323,026	0.6
284,121		TIAA-CREF Mid-Cap Value Fund		7,162,694	0.5
3,645,445		TIAA-CREF Small-Cap Equity Fund		66,164,818	4.9
		TOTAL U.S. EQUITY		837,211,655	61.9
		TOTAL TIAA-CREF FUNDS	(Cost $1,175,686,220)	1,347,907,312	99.7

		TOTAL PORTFOLIO	(Cost $1,175,686,220)	1,347,907,312	99.7
		OTHER ASSETS & LIABILITIES, NET		4,384,832	0.3
		NET ASSETS		$1,352,292,144	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

46	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2050 Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 9.9%
2,967,621		TIAA-CREF Bond Plus Fund		$31,694,189	4.0%
779,544		TIAA-CREF Emerging Markets Debt Fund		7,686,306	1.0
3,927,200		TIAA-CREF High-Yield Fund		39,193,456	4.9
		TOTAL FIXED INCOME		78,573,951	9.9

INTERNATIONAL EQUITY — 27.9%
3,709,710		TIAA-CREF Emerging Markets Equity Fund		39,174,542	5.0
7,269,156		TIAA-CREF Enhanced International Equity Index Fund		56,554,031	7.2
1,228,628		TIAA-CREF Global Natural Resources Fund		10,529,338	1.3
5,200,414		TIAA-CREF International Equity Fund		61,676,912	7.8
4,593,707		TIAA-CREF International Opportunities Fund		52,322,322	6.6
		TOTAL INTERNATIONAL EQUITY		220,257,145	27.9

SHORT-TERM FIXED INCOME — 0.0%
41,882	*	TIAA-CREF Money Market Fund		41,882	0.0
		TOTAL SHORT-TERM FIXED INCOME		41,882	0.0

U.S. EQUITY — 61.9%
7,783,333		TIAA-CREF Enhanced Large-Cap Growth Index Fund		92,777,333	11.8
8,208,979		TIAA-CREF Enhanced Large-Cap Value Index Fund		86,194,279	10.9
6,170,198		TIAA-CREF Growth & Income Fund		78,423,220	9.9
5,936,212		TIAA-CREF Large-Cap Growth Fund		95,513,657	12.1
4,751,307		TIAA-CREF Large-Cap Value Fund		88,184,265	11.2
214,184		TIAA-CREF Mid-Cap Growth Fund		4,821,272	0.6
165,846		TIAA-CREF Mid-Cap Value Fund		4,180,971	0.5
2,127,897		TIAA-CREF Small-Cap Equity Fund		38,621,332	4.9
		TOTAL U.S. EQUITY		488,716,329	61.9
		TOTAL TIAA-CREF FUNDS	(Cost $693,423,460)	787,589,307	99.7

		TOTAL PORTFOLIO	(Cost $693,423,460)	787,589,307	99.7
		OTHER ASSETS & LIABILITIES, NET		2,257,843	0.3
		NET ASSETS		$789,847,150	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	47

Portfolio of investments

Lifecycle 2055 Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 10.0%
532,625		TIAA-CREF Bond Plus Fund		$5,688,437	4.0%
139,992		TIAA-CREF Emerging Markets Debt Fund		1,380,326	1.0
708,321		TIAA-CREF High-Yield Fund		7,069,044	5.0
		TOTAL FIXED INCOME		14,137,807	10.0

INTERNATIONAL EQUITY — 27.9%
665,686		TIAA-CREF Emerging Markets Equity Fund		7,029,644	5.0
1,313,479		TIAA-CREF Enhanced International Equity Index Fund		10,218,870	7.2
219,263		TIAA-CREF Global Natural Resources Fund		1,879,087	1.3
933,697		TIAA-CREF International Equity Fund		11,073,649	7.8
824,959		TIAA-CREF International Opportunities Fund		9,396,288	6.6
		TOTAL INTERNATIONAL EQUITY		39,597,538	27.9

SHORT-TERM FIXED INCOME — 0.0%
6,591	*	TIAA-CREF Money Market Fund		6,591	0.0
		TOTAL SHORT-TERM FIXED INCOME		6,591	0.0

U.S. EQUITY — 61.8%
1,396,290		TIAA-CREF Enhanced Large-Cap Growth Index Fund		16,643,779	11.8
1,472,612		TIAA-CREF Enhanced Large-Cap Value Index Fund		15,462,422	10.9
1,103,866		TIAA-CREF Growth & Income Fund		14,030,132	9.9
1,060,434		TIAA-CREF Large-Cap Growth Fund		17,062,381	12.0
853,182		TIAA-CREF Large-Cap Value Fund		15,835,067	11.2
38,894		TIAA-CREF Mid-Cap Growth Fund		875,505	0.6
29,897		TIAA-CREF Mid-Cap Value Fund		753,708	0.5
381,479		TIAA-CREF Small-Cap Equity Fund		6,923,839	4.9
		TOTAL U.S. EQUITY		87,586,833	61.8
		TOTAL TIAA-CREF FUNDS	(Cost $131,697,837)	141,328,769	99.7

		TOTAL PORTFOLIO	(Cost $131,697,837)	141,328,769	99.7
		OTHER ASSETS & LIABILITIES, NET		441,783	0.3
		NET ASSETS		$141,770,552	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

48	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2060 Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 100.0% (a)

FIXED INCOME — 9.9%
42,086		TIAA-CREF Bond Plus Fund		$449,483	3.9%
11,398		TIAA-CREF Emerging Markets Debt Fund		112,388	1.0
57,209		TIAA-CREF High-Yield Fund		570,950	5.0
		TOTAL FIXED INCOME		1,132,821	9.9

INTERNATIONAL EQUITY — 27.8%
53,493		TIAA-CREF Emerging Markets Equity Fund		564,891	4.9
104,926		TIAA-CREF Enhanced International Equity Index Fund		816,321	7.1
18,085		TIAA-CREF Global Natural Resources Fund		154,991	1.3
75,312		TIAA-CREF International Equity Fund		893,198	7.8
67,138		TIAA-CREF International Opportunities Fund		764,702	6.7
		TOTAL INTERNATIONAL EQUITY		3,194,103	27.8

SHORT-TERM FIXED INCOME — 0.0%
100	*	TIAA-CREF Money Market Fund		100	0.0
		TOTAL SHORT-TERM FIXED INCOME		100	0.0

U.S. EQUITY — 62.3%
113,713		TIAA-CREF Enhanced Large-Cap Growth Index Fund		1,355,454	11.8
120,242		TIAA-CREF Enhanced Large-Cap Value Index Fund		1,262,541	11.0
90,103		TIAA-CREF Growth & Income Fund		1,145,214	10.0
86,939		TIAA-CREF Large-Cap Growth Fund		1,398,843	12.2
69,547		TIAA-CREF Large-Cap Value Fund		1,290,790	11.3
3,178		TIAA-CREF Mid-Cap Growth Fund		71,547	0.6
2,430		TIAA-CREF Mid-Cap Value Fund		61,259	0.5
30,868		TIAA-CREF Small-Cap Equity Fund		560,263	4.9
		TOTAL U.S. EQUITY		7,145,911	62.3
		TOTAL TIAA-CREF FUNDS	(Cost $11,416,524)	11,472,935	100.0

		TOTAL PORTFOLIO	(Cost $11,416,524)	11,472,935	100.0
		OTHER ASSETS & LIABILITIES, NET		18	0.0
		NET ASSETS		$11,472,953	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	49

Statements of assets and liabilities

TIAA-CREF Lifecycle Funds  ■  May 31, 2015

	Lifecycle
	Retirement	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund

ASSETS
Affiliated investments, at value‡	$370,852,140	$1,112,418,978	$1,802,683,506	$2,833,076,576	$2,875,662,979	$2,794,563,937
Cash	11,476	941,495	3,289,633	4,842,710	5,647,390	6,391,135
Receivable from securities transactions	72,837	1,046,264	2,913,527	3,364,306	2,519,683	1,467,996
Receivable from Fund shares sold	705,995	1,334,396	2,006,498	4,734,784	5,771,123	6,255,211
Dividends and interest receivable	379,509	1,091,722	1,679,336	2,327,441	2,123,397	1,817,904
Due from affiliates	7,544	18,608	29,257	45,036	45,753	44,463
Other	8,577	41,474	58,793	76,313	74,083	70,958
Total assets	372,038,078	1,116,892,937	1,812,660,550	2,848,467,166	2,891,844,408	2,810,611,604

LIABILITIES
Management fees payable	5,095	15,276	24,745	38,894	39,477	38,375
Service agreement fees payable	4,512	15,884	24,969	36,263	35,288	31,563
Distribution fees payable	20,442	15,603	27,257	47,686	48,291	48,468
Due to affiliates	1,960	6,669	10,628	15,800	15,845	15,143
Payable for securities transactions	154,087	2,757,014	6,910,028	10,464,058	10,696,686	10,192,997
Payable for Fund shares redeemed	125,839	—	356,126	2,376,140	—	1,009
Payable for trustee compensation	9,045	42,890	60,735	79,153	76,892	73,632
Accrued expenses and other payables	24,278	33,608	59,427	108,744	110,432	108,562
Total liabilities	345,258	2,886,944	7,473,915	13,166,738	11,022,911	10,509,749

NET ASSETS	$371,692,820	$1,114,005,993	$1,805,186,635	$2,835,300,428	$2,880,821,497	$2,800,101,855

NET ASSETS CONSIST OF:
Paid-in-capital	$335,470,227	$951,986,984	$1,621,363,812	$2,508,282,466	$2,500,654,893	$2,379,061,217
Undistributed net investment income (loss)	654,657	4,945,929	7,549,411	10,416,265	9,554,014	8,229,292
Accumulated net realized gain (loss) on total investments	2,528,565	5,720,184	68,882,956	108,827,126	119,836,159	121,330,974
Net unrealized appreciation (depreciation) on total investments	33,039,371	151,352,896	107,390,456	207,774,571	250,776,431	291,480,372

NET ASSETS	$371,692,820	$1,114,005,993	$1,805,186,635	$2,835,300,428	$2,880,821,497	$2,800,101,855

INSTITUTIONAL CLASS:
Net assets	$132,538,542	$527,313,337	$861,906,437	$1,403,171,699	$1,468,702,212	$1,495,151,872
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,651,482	45,533,560	81,626,084	130,931,453	135,926,519	138,294,878
Net asset value per share	$11.38	$11.58	$10.56	$10.72	$10.81	$10.81

PREMIER CLASS:
Net assets	$27,088,100	$123,046,936	$215,361,966	$377,734,036	$382,955,766	$384,809,101
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,382,890	10,649,433	20,472,933	35,333,259	35,577,122	35,740,329
Net asset value per share	$11.37	$11.55	$10.52	$10.69	$10.76	$10.77

RETIREMENT CLASS:
Net assets	$130,925,791	$463,645,720	$727,918,232	$1,054,394,693	$1,029,163,519	$920,140,882
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,534,795	34,794,638	58,113,297	81,349,620	78,029,969	68,711,994
Net asset value per share	$11.35	$13.33	$12.53	$12.96	$13.19	$13.39

RETAIL CLASS:
Net assets	$81,140,387	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,142,266	—	—	—	—	—
Net asset value per share	$11.36	$—	$—	$—	$—	$—
‡ Affiliated investments, cost	$337,812,769	$961,066,082	$1,695,293,050	$2,625,302,005	$2,624,886,548	$2,503,083,565

50	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	51

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Funds  ■  May 31, 2015

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund

ASSETS
Affiliated investments, at value‡	$2,812,831,745	$3,626,877,508	$1,347,907,312	$787,589,307	$141,328,769	$11,472,935
Cash	6,150,674	7,271,186	3,536,267	2,377,382	555,987	17,440
Receivable from securities transactions	169,161	—	—	—	—	7,268
Receivable from Fund shares sold	6,817,564	8,407,674	5,595,455	3,511,025	733,393	6,803
Dividends and interest receivable	1,345,866	1,151,879	425,939	248,424	44,051	3,659
Due from affiliates	44,815	57,254	22,360	13,612	3,494	2,388
Other	71,329	97,866	22,202	12,285	1,464	45
Total assets	2,827,431,154	3,643,863,367	1,357,509,535	793,752,035	142,667,158	11,510,538

LIABILITIES
Management fees payable	38,628	49,851	18,502	10,800	1,934	158
Service agreement fees payable	29,896	38,324	13,532	8,075	1,900	109
Distribution fees payable	48,461	65,028	26,058	16,377	3,184	342
Due to affiliates	15,384	19,904	6,725	3,796	568	62
Payable for securities transactions	8,707,911	9,163,500	5,066,000	3,810,500	853,250	15,768
Payable for Fund shares redeemed	—	33,834	—	3,644	21,540	—
Payable for trustee compensation	74,082	101,481	23,885	13,255	1,608	59
Accrued expenses and other payables	108,640	134,354	62,689	38,438	12,622	21,087
Total liabilities	9,023,002	9,606,276	5,217,391	3,904,885	896,606	37,585

NET ASSETS	$2,818,408,152	$3,634,257,091	$1,352,292,144	$789,847,150	$141,770,552	$11,472,953

NET ASSETS CONSIST OF:
Paid-in-capital	$2,345,369,282	$2,959,648,505	$1,134,494,969	$669,914,685	$128,273,378	$10,964,899
Undistributed net investment income (loss)	6,133,303	5,312,444	2,131,333	1,262,735	188,616	16,548
Accumulated net realized gain (loss) on total investments	132,586,182	181,464,093	43,444,750	24,503,883	3,677,626	435,095
Net unrealized appreciation (depreciation) on total investments	334,319,385	487,832,049	172,221,092	94,165,847	9,630,932	56,411

NET ASSETS	$2,818,408,152	$3,634,257,091	$1,352,292,144	$789,847,150	$141,770,552	$11,472,953

INSTITUTIONAL CLASS:
Net assets	$1,562,158,157	$2,002,920,806	$749,747,138	$423,230,253	$59,786,694	$5,621,570
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	142,992,578	181,310,403	65,527,493	37,052,517	4,682,261	536,377
Net asset value per share	$10.92	$11.05	$11.44	$11.42	$12.77	$10.48

PREMIER CLASS:
Net assets	$384,422,771	$514,930,041	$207,327,657	$130,717,776	$26,406,886	$2,686,155
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	35,276,401	46,739,783	18,188,444	11,481,604	2,073,744	256,454
Net asset value per share	$10.90	$11.02	$11.40	$11.38	$12.73	$10.47

RETIREMENT CLASS:
Net assets	$871,827,224	$1,116,406,244	$395,217,349	$235,899,121	$55,576,972	$3,165,228
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	63,489,534	79,174,526	34,758,197	20,782,708	4,365,205	302,315
Net asset value per share	$13.73	$14.10	$11.37	$11.35	$12.73	$10.47
‡ Affiliated investments, cost	$2,478,512,360	$3,139,045,459	$1,175,686,220	$693,423,460	$131,697,837	$11,416,524

52	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	53

Statements of operations

TIAA-CREF Lifecycle Funds  ■  For the period or year ended May 31, 2015

	Lifecycle
	Retirement	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$6,179,883	$19,923,565	$31,769,224	$46,761,766	$46,609,457	$44,273,723
Total income	6,179,883	19,923,565	31,769,224	46,761,766	46,609,457	44,273,723

EXPENSES
Management fees	334,422	1,076,689	1,720,629	2,588,789	2,600,910	2,504,884
Shareholder servicing — Institutional Class	490	744	1,025	1,480	1,505	1,467
Shareholder servicing — Premier Class	218	238	312	439	428	498
Shareholder servicing — Retirement Class	304,282	1,145,685	1,784,378	2,498,968	2,412,484	2,151,917
Shareholder servicing — Retail Class	21,953	—	—	—	—	—
Distribution fees — Premier Class	38,652	186,683	319,016	547,346	534,502	540,563
Distribution fees — Retirement Class	60,761	228,967	356,655	499,519	482,220	430,117
Distribution fees — Retail Class	187,078	—	—	—	—	—
Registration fees	62,845	77,814	84,738	92,472	97,210	92,336
Professional fees	24,440	27,683	29,980	33,738	33,837	33,411
Shareholder reports	24,089	55,467	84,156	122,577	125,250	122,300
Custody and accounting fees	15,225	12,238	12,236	12,236	12,237	12,115
Administrative service fees	10,516	33,840	53,895	80,893	81,242	77,773
Trustee fees and expenses	2,834	8,581	13,522	20,659	20,665	19,821
Other expenses	17,837	20,447	41,512	77,115	81,192	81,043
Total expenses	1,105,642	2,875,076	4,502,054	6,576,231	6,483,682	6,068,245
Less: Expenses reimbursed by the investment adviser	(180,256)	(237,227)	(321,952)	(442,875)	(454,897)	(441,966)
Fee waiver by investment adviser and TPIS	(395,183)	(1,305,657)	(2,077,284)	(3,088,308)	(3,083,130)	(2,935,001)
Net expenses	530,203	1,332,192	2,102,818	3,045,048	2,945,655	2,691,278

Net investment income (loss)	5,649,680	18,591,373	29,666,406	43,716,718	43,663,802	41,582,445

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	442,205	4,760,637	53,848,483	69,522,430	68,981,659	63,994,416
Realized gain distributions from affiliated investments	9,379,742	33,618,626	59,277,194	101,483,791	114,557,563	121,799,090
Net realized gain (loss) from investments	9,821,947	38,379,263	113,125,677	171,006,221	183,539,222	185,793,506
Net change in unrealized appreciation (depreciation) from affiliated investments	83,308	(2,268,628)	(48,012,542)	(55,633,851)	(51,870,508)	(44,404,916)
Net realized and unrealized gain (loss) from investments	9,905,255	36,110,635	65,113,135	115,372,370	131,668,714	141,388,590
Net increase (decrease) in net assets from operations	$15,554,935	$54,702,008	$94,779,541	$159,089,088	$175,332,516	$182,971,035

54	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	55

Statements of operations	concluded

TIAA-CREF Lifecycle Funds  ■  For the period or year ended May 31, 2015

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund *

INVESTMENT INCOME
Dividends from affiliated investments	$42,517,506	$52,736,110	$18,180,147	$10,459,585	$1,672,349	$146,651
Total income	42,517,506	52,736,110	18,180,147	10,459,585	1,672,349	146,651

EXPENSES
Management fees	2,534,383	3,288,735	1,132,011	652,427	104,886	7,118
Shareholder servicing — Institutional Class	1,519	1,816	862	660	432	1,374
Shareholder servicing — Premier Class	427	604	268	281	208	1,377
Shareholder servicing — Retirement Class	2,068,040	2,693,643	887,832	521,414	111,008	6,099
Distribution fees — Premier Class	536,222	731,692	265,519	164,407	27,994	2,610
Distribution fees — Retirement Class	413,367	538,463	177,416	104,164	22,135	937
Registration fees	95,033	105,436	80,367	67,853	43,260	52,000
Professional fees	33,661	36,823	28,135	26,032	23,646	28,290
Shareholder reports	127,600	154,101	65,082	41,067	18,518	13,831
Custody and accounting fees	12,115	12,183	12,223	12,223	12,073	8,278
Administrative service fees	78,856	101,997	35,011	20,087	3,150	235
Trustee fees and expenses	20,127	26,018	9,616	5,553	1,004	75
Other expenses	79,009	99,013	52,527	32,858	12,697	4,910
Total expenses	6,000,359	7,790,524	2,746,869	1,649,026	381,011	127,134
Less: Expenses reimbursed by the investment adviser	(449,348)	(539,045)	(284,645)	(207,131)	(115,163)	(111,714)
Fee waiver by investment adviser and TPIS	(2,947,750)	(3,827,199)	(1,309,427)	(756,590)	(127,021)	(8,055)
Net expenses	2,603,261	3,424,280	1,152,797	685,305	138,827	7,365

Net investment income (loss)	39,914,245	49,311,830	17,027,350	9,774,280	1,533,522	139,286

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	68,943,395	88,638,717	(2,470,843)	(1,526,848)	(343,916)	(15,286)
Realized gain distributions from affiliated investments	134,253,383	186,617,762	64,410,467	37,034,088	5,919,427	585,827
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	—	632
Net realized gain (loss) from investments	203,196,778	275,256,479	61,939,624	35,507,240	5,575,511	571,173
Net change in unrealized appreciation (depreciation) from affiliated investments	(47,039,061)	(57,526,754)	14,745,310	8,874,709	1,806,087	56,411
Net realized and unrealized gain (loss) from investments	156,157,717	217,729,725	76,684,934	44,381,949	7,381,598	627,584
Net increase (decrease) in net assets from operations	$196,071,962	$267,041,555	$93,712,284	$54,156,229	$8,915,120	$766,870
* For the period September 26, 2014 to May 31, 2015.

56	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	57

Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014

OPERATIONS
Net investment income (loss)		$5,649,680	$4,367,245	$18,591,373	$16,821,242	$29,666,406	$25,537,938
Net realized gain (loss) from investments		9,821,947	5,747,089	38,379,263	34,129,016	113,125,677	97,784,713
Net change in unrealized appreciation (depreciation) from affiliated investments		83,308	11,372,002	(2,268,628)	42,136,471	(48,012,542)	34,810,066
Net increase (decrease) in net assets from operations		15,554,935	21,486,336	54,702,008	93,086,729	94,779,541	158,132,717

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(2,956,534)	(2,253,935)	(14,527,313)	(14,201,758)	(23,808,739)	(20,738,963)
	Premier Class	(661,122)	(483,438)	(3,296,647)	(3,827,733)	(5,795,677)	(5,943,811)
	Retirement Class	(2,862,013)	(2,542,530)	(10,205,994)	(12,041,135)	(15,900,900)	(16,299,640)
	Retail Class	(1,813,022)	(1,449,080)	—	—	—	—
From realized gains:	Institutional Class	(1,295,044)	(780,037)	(11,436,377)	(4,051,351)	(37,223,043)	(25,595,944)
	Premier Class	(305,716)	(170,243)	(2,744,182)	(1,146,215)	(9,558,343)	(7,707,738)
	Retirement Class	(1,359,788)	(927,336)	(8,934,542)	(3,751,109)	(27,608,066)	(22,126,018)
	Retail Class	(877,137)	(539,124)	—	—	—	—
Total distributions		(12,130,376)	(9,145,723)	(51,145,055)	(39,019,301)	(119,894,768)	(98,412,114)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	46,802,468	44,081,188	99,399,537	137,969,805	159,420,442	189,394,683
	Premier Class	12,535,930	17,203,474	30,176,295	60,319,489	47,815,691	88,954,529
	Retirement Class	34,406,461	29,855,663	49,609,071	53,677,492	75,865,954	91,117,375
	Retail Class	23,914,936	23,426,558	—	—	—	—
Reinvestments of distributions:	Institutional Class	4,251,578	3,033,972	25,963,690	18,253,109	61,031,782	46,334,907
	Premier Class	966,838	653,681	6,040,829	4,973,948	15,354,020	13,651,549
	Retirement Class	4,221,801	3,469,866	19,140,536	15,792,244	43,508,966	38,425,658
	Retail Class	2,554,405	1,915,290	—	—	—	—
Redemptions:	Institutional Class	(17,635,236)	(18,672,013)	(80,901,949)	(48,513,851)	(93,984,438)	(44,366,145)
	Premier Class	(11,003,609)	(8,019,309)	(50,760,509)	(61,079,202)	(71,489,599)	(80,556,771)
	Retirement Class	(22,910,520)	(23,562,432)	(71,010,925)	(81,059,285)	(95,883,562)	(105,910,118)
	Retail Class	(12,388,441)	(11,844,495)	—	—	—	—
Net increase (decrease) from shareholder transactions		65,716,611	61,541,443	27,656,575	100,333,749	141,639,256	237,045,667
Net increase (decrease) in net assets		69,141,170	73,882,056	31,213,528	154,401,177	116,524,029	296,766,270

NET ASSETS
Beginning of period		302,551,650	228,669,594	1,082,792,465	928,391,288	1,688,662,606	1,391,896,336
End of period		$371,692,820	$302,551,650	$1,114,005,993	$1,082,792,465	$1,805,186,635	$1,688,662,606
Undistributed net investment income (loss) included in net assets		$654,657	$554,219	$4,945,929	$4,848,724	$7,549,411	$7,003,628

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,161,365	4,015,083	8,603,023	12,220,886	14,913,972	17,773,215
	Premier Class	1,113,267	1,569,836	2,612,404	5,350,847	4,477,382	8,391,288
	Retirement Class	3,061,383	2,727,827	3,739,917	4,177,370	6,039,996	7,370,104
	Retail Class	2,121,297	2,138,982	—	—	—	—
Shares reinvested:	Institutional Class	382,978	278,368	2,322,334	1,635,583	6,007,065	4,463,864
	Premier Class	87,130	59,943	541,293	446,494	1,515,698	1,318,991
	Retirement Class	381,162	319,070	1,487,221	1,237,637	3,604,720	3,154,816
	Retail Class	230,463	175,877	—	—	—	—
Shares redeemed:	Institutional Class	(1,564,925)	(1,707,929)	(6,971,073)	(4,296,195)	(8,751,651)	(4,189,282)
	Premier Class	(985,392)	(731,123)	(4,413,557)	(5,391,211)	(6,705,126)	(7,510,693)
	Retirement Class	(2,037,112)	(2,176,204)	(5,352,656)	(6,325,403)	(7,609,607)	(8,522,421)
	Retail Class	(1,099,639)	(1,091,577)	—	—	—	—
Net increase (decrease) from shareholder transactions		5,851,977	5,578,153	2,568,906	9,056,008	13,492,449	22,249,882

58	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	59

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014

OPERATIONS
Net investment income (loss)		$43,716,718	$34,443,861	$43,663,802	$33,639,111	$41,582,445	$31,510,528
Net realized gain (loss) from investments		171,006,221	132,392,211	183,539,222	134,882,884	185,793,506	135,232,828
Net change in unrealized appreciation (depreciation) from affiliated investments		(55,633,851)	75,837,424	(51,870,508)	94,897,911	(44,404,916)	107,684,349
Net increase (decrease) in net assets from operations		159,089,088	242,673,496	175,332,516	263,419,906	182,971,035	274,427,705

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(36,711,697)	(30,792,295)	(39,784,137)	(33,316,205)	(40,184,610)	(34,917,244)
	Premier Class	(10,453,318)	(9,582,854)	(10,161,110)	(9,778,218)	(10,683,801)	(10,605,615)
	Retirement Class	(21,919,913)	(21,720,394)	(21,390,664)	(21,855,499)	(19,154,190)	(20,052,338)
From realized gains:	Institutional Class	(52,216,696)	(32,856,276)	(55,319,973)	(33,642,557)	(56,364,296)	(33,785,264)
	Premier Class	(15,615,516)	(10,671,814)	(14,836,168)	(10,288,612)	(15,711,973)	(10,665,642)
	Retirement Class	(34,586,070)	(25,394,652)	(32,951,155)	(24,045,639)	(29,748,923)	(21,114,621)
Total distributions		(171,503,210)	(131,018,285)	(174,443,207)	(132,926,730)	(171,847,793)	(131,140,724)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	314,679,986	317,371,607	328,429,903	308,747,261	335,449,249	312,355,939
	Premier Class	83,988,576	165,077,341	90,169,325	145,001,999	93,779,924	148,160,481
	Retirement Class	136,109,550	148,111,470	138,041,429	146,234,257	121,627,648	127,399,100
Reinvestments of distributions:	Institutional Class	88,928,393	63,648,571	95,104,110	66,958,762	96,548,906	68,702,508
	Premier Class	26,068,834	20,254,668	24,997,278	20,066,830	26,395,774	21,271,257
	Retirement Class	56,505,983	47,115,046	54,341,819	45,901,138	48,903,113	41,166,959
Redemptions:	Institutional Class	(94,198,386)	(47,284,151)	(90,837,690)	(37,516,901)	(78,468,456)	(39,099,325)
	Premier Class	(95,067,896)	(99,498,511)	(88,145,287)	(90,480,977)	(92,163,339)	(100,852,623)
	Retirement Class	(104,891,663)	(115,406,437)	(98,956,980)	(99,681,351)	(86,271,130)	(112,226,896)
Net increase (decrease) from shareholder transactions		412,123,377	499,389,604	453,143,907	505,231,018	465,801,689	466,877,400
Net increase (decrease) in net assets		399,709,255	611,044,815	454,033,216	635,724,194	476,924,931	610,164,381

NET ASSETS
Beginning of period		2,435,591,173	1,824,546,358	2,426,788,281	1,791,064,087	2,323,176,924	1,713,012,543
End of period		$2,835,300,428	$2,435,591,173	$2,880,821,497	$2,426,788,281	$2,800,101,855	$2,323,176,924
Undistributed net investment income (loss) included in net assets		$10,416,265	$8,836,287	$9,554,014	$7,903,520	$8,229,292	$6,490,200

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	29,335,124	29,791,859	30,360,953	28,951,652	31,189,162	29,450,012
	Premier Class	7,795,200	15,541,584	8,366,111	13,661,797	8,715,573	14,069,369
	Retirement Class	10,528,289	11,751,616	10,544,186	11,494,501	9,166,088	9,942,124
Shares reinvested:	Institutional Class	8,650,622	6,102,452	9,215,515	6,401,411	9,382,790	6,593,331
	Premier Class	2,540,822	1,945,693	2,429,279	1,923,953	2,572,687	2,047,282
	Retirement Class	4,538,633	3,778,271	4,306,008	3,640,059	3,832,532	3,231,316
Shares redeemed:	Institutional Class	(8,630,389)	(4,457,976)	(8,285,545)	(3,529,539)	(7,146,855)	(3,699,683)
	Premier Class	(8,948,528)	(9,256,517)	(8,191,642)	(8,428,762)	(8,674,147)	(9,451,192)
	Retirement Class	(8,092,188)	(9,138,934)	(7,535,331)	(7,822,962)	(6,509,772)	(8,778,804)
Net increase (decrease) from shareholder transactions		37,717,585	46,058,048	41,209,534	46,292,110	42,528,058	43,403,755

60	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	61

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014

OPERATIONS
Net investment income (loss)		$39,914,245	$30,037,941	$49,311,830	$37,934,239	$17,027,350	$10,867,343
Net realized gain (loss) from investments		203,196,778	146,599,385	275,256,479	203,732,081	61,939,624	40,578,994
Net change in unrealized appreciation (depreciation) from affiliated investments		(47,039,061)	122,318,552	(57,526,754)	171,985,147	14,745,310	66,044,738
Net increase (decrease) in net assets from operations		196,071,962	298,955,878	267,041,555	413,651,467	93,712,284	117,491,075

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(42,321,736)	(37,804,974)	(54,395,878)	(50,014,881)	(17,479,047)	(13,341,976)
	Premier Class	(10,444,217)	(11,057,343)	(14,699,004)	(16,125,733)	(4,905,615)	(4,345,423)
	Retirement Class	(17,869,977)	(19,915,660)	(22,780,862)	(27,539,329)	(8,859,324)	(8,940,290)
From realized gains:	Institutional Class	(63,778,999)	(37,471,039)	(84,134,666)	(51,147,227)	(12,964,480)	(3,594,056)
	Premier Class	(16,515,022)	(11,374,069)	(23,839,842)	(17,099,882)	(3,812,663)	(1,208,211)
	Retirement Class	(29,942,460)	(21,458,228)	(39,348,432)	(30,634,624)	(7,181,281)	(2,575,719)
Total distributions		(180,872,411)	(139,081,313)	(239,198,684)	(192,561,676)	(55,202,410)	(34,005,675)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	336,056,103	331,745,158	444,394,058	408,380,045	235,724,680	177,566,071
	Premier Class	91,498,919	147,470,633	121,259,955	194,427,906	66,046,671	80,727,673
	Retirement Class	111,142,732	119,196,821	117,781,547	123,648,281	84,073,561	82,514,531
Reinvestments of distributions:	Institutional Class	106,100,735	75,276,013	138,530,544	101,162,108	30,443,527	16,936,032
	Premier Class	26,959,239	22,431,412	38,538,846	33,225,615	8,718,278	5,553,634
	Retirement Class	47,812,437	41,373,888	62,129,294	58,173,953	16,040,605	11,516,009
Redemptions:	Institutional Class	(93,664,260)	(42,692,699)	(113,978,260)	(55,214,825)	(27,629,247)	(12,031,104)
	Premier Class	(90,367,748)	(102,227,886)	(141,125,115)	(143,079,556)	(31,384,577)	(25,319,434)
	Retirement Class	(99,586,392)	(119,014,145)	(155,372,139)	(180,648,478)	(42,205,921)	(46,854,226)
Net increase (decrease) from shareholder transactions		435,951,765	473,559,195	512,158,730	540,075,049	339,827,577	290,609,186
Net increase (decrease) in net assets		451,151,316	633,433,760	540,001,601	761,164,840	378,337,451	374,094,586

NET ASSETS
Beginning of period		2,367,256,836	1,733,823,076	3,094,255,490	2,333,090,650	973,954,693	599,860,107
End of period		$2,818,408,152	$2,367,256,836	$3,634,257,091	$3,094,255,490	$1,352,292,144	$973,954,693
Undistributed net investment income (loss) included in net assets		$6,133,303	$4,811,372	$5,312,444	$4,524,990	$2,131,333	$1,385,112

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	30,884,529	31,011,374	40,571,633	37,754,300	21,123,124	16,706,722
	Premier Class	8,393,018	13,886,874	10,994,779	18,171,027	5,919,677	7,696,826
	Retirement Class	8,182,400	9,129,820	8,467,797	9,254,217	7,561,953	7,830,161
Shares reinvested:	Institutional Class	10,231,508	7,155,515	13,243,838	9,525,622	2,811,036	1,588,746
	Premier Class	2,604,757	2,136,325	3,691,460	3,134,492	807,248	522,449
	Retirement Class	3,663,788	3,175,279	4,650,396	4,360,866	1,487,997	1,085,392
Shares redeemed:	Institutional Class	(8,421,124)	(3,996,935)	(10,165,824)	(5,128,056)	(2,435,449)	(1,134,114)
	Premier Class	(8,367,102)	(9,491,912)	(13,006,072)	(13,153,073)	(2,854,961)	(2,416,795)
	Retirement Class	(7,334,702)	(9,121,443)	(11,164,171)	(13,570,245)	(3,800,139)	(4,506,036)
Net increase (decrease) from shareholder transactions		39,837,072	43,884,897	47,283,836	50,349,150	30,620,486	27,373,351

62	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	63

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund*
		May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015

OPERATIONS
Net investment income (loss)		$9,774,280	$6,034,450	$1,533,522	$754,972	$139,286
Net realized gain (loss) from investments		35,507,240	22,617,448	5,575,511	2,766,722	571,173
Net change in unrealized appreciation (depreciation) from affiliated investments		8,874,709	36,541,663	1,806,087	4,494,771	56,411
Net increase (decrease) in net assets from operations		54,156,229	65,193,561	8,915,120	8,016,465	766,870

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(9,576,775)	(7,188,905)	(1,180,087)	(675,234)	(130,025)
	Premier Class	(3,142,585)	(2,527,665)	(511,713)	(355,838)	(64,027)
	Retirement Class	(5,167,514)	(5,091,001)	(1,126,545)	(839,498)	(65,973)
From realized gains:	Institutional Class	(6,831,447)	(1,830,509)	(676,624)	(124,831)	—
	Premier Class	(2,342,137)	(663,308)	(305,822)	(67,261)	—
	Retirement Class	(4,026,822)	(1,386,424)	(697,817)	(164,719)	—
Total distributions		(31,087,280)	(18,687,812)	(4,498,608)	(2,227,381)	(260,025)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	140,857,333	102,117,080	32,160,104	18,694,554	5,244,215
	Premier Class	46,991,549	51,093,966	14,594,332	11,480,034	2,500,000
	Retirement Class	57,479,006	51,818,003	21,820,551	17,635,996	3,160,728
Reinvestments of distributions:	Institutional Class	16,408,222	9,019,414	1,856,711	800,065	130,025
	Premier Class	5,484,722	3,190,973	817,535	423,099	64,027
	Retirement Class	9,194,336	6,477,425	1,824,362	1,004,217	65,973
Redemptions:	Institutional Class	(13,401,527)	(7,482,802)	(5,772,194)	(1,868,516)	—
	Premier Class	(18,125,571)	(12,734,597)	(3,733,920)	(3,289,528)	—
	Retirement Class	(27,065,179)	(29,289,050)	(4,999,250)	(5,152,326)	(198,860)
Net increase (decrease) from shareholder transactions		217,822,891	174,210,412	58,568,231	39,727,595	10,966,108
Net increase (decrease) in net assets		240,891,840	220,716,161	62,984,743	45,516,679	11,472,953

NET ASSETS
Beginning of period		548,955,310	328,239,149	78,785,809	33,269,130	—
End of period		$789,847,150	$548,955,310	$141,770,552	$78,785,809	$11,472,953
Undistributed net investment income (loss) included in net assets		$1,262,735	$771,291	$188,616	$98,302	$16,548

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	12,654,042	9,630,361	2,590,836	1,586,405	523,270
	Premier Class	4,218,680	4,904,966	1,170,319	971,757	250,000
	Retirement Class	5,183,750	4,927,555	1,758,059	1,493,667	315,045
Shares reinvested:	Institutional Class	1,517,874	848,487	153,574	67,630	13,107
	Premier Class	508,787	300,752	67,789	35,825	6,454
	Retirement Class	854,492	612,233	151,149	85,031	6,651
Shares redeemed:	Institutional Class	(1,187,305)	(712,803)	(460,387)	(156,340)	—
	Premier Class	(1,659,793)	(1,209,029)	(305,607)	(278,918)	—
	Retirement Class	(2,436,607)	(2,850,443)	(402,995)	(435,427)	(19,381)
Net increase (decrease) from shareholder transactions		19,653,920	16,452,079	4,722,737	3,369,630	1,095,146

*	For the period September 26, 2014 to May 31, 2015.

64	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	65

Financial highlights

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:	5/31/15		$11.28	$0.21		$0.32	$0.53	$(0.30)	$(0.13)	$(0.43)	$11.38	4.83%		$132,539		0.15%		0.00%		1.84%		19%
	5/31/14		10.76	0.21		0.72	0.93	(0.31)	(0.10)	(0.41)	11.28	8.84		97,792		0.17		0.00		1.88		31
	5/31/13		9.90	0.21		0.99	1.20	(0.28)	(0.06)	(0.34)	10.76	12.24		65,475		0.18		0.00		2.01		19
	5/31/12		10.08	0.21		(0.09)	0.12	(0.30)	—	(0.30)	9.90	1.27		32,323		0.22		0.00		2.18		13
	5/31/11	†	9.43	0.14		0.69	0.83	(0.18)	—	(0.18)	10.08	8.89	[b]	20,560		0.23	[c]	0.00	[c]	2.15	[c]	7	[b]
	9/30/10		8.85	0.21		0.58	0.79	(0.21)	—	(0.21)	9.43	9.01		11,111		0.41		0.00		2.27		33
Premier Class:	5/31/15		11.27	0.19		0.32	0.51	(0.28)	(0.13)	(0.41)	11.37	4.68		27,088		0.30		0.15		1.72		19
	5/31/14		10.75	0.19		0.72	0.91	(0.29)	(0.10)	(0.39)	11.27	8.69		24,433		0.32		0.15		1.77		31
	5/31/13		9.89	0.19		0.99	1.18	(0.26)	(0.06)	(0.32)	10.75	12.08		13,648		0.33		0.15		1.80		19
	5/31/12		10.08	0.20		(0.11)	0.09	(0.28)	—	(0.28)	9.89	1.03		9,322		0.37		0.15		2.00		13
	5/31/11	†	9.43	0.12		0.70	0.82	(0.17)	—	(0.17)	10.08	8.82	[b]	4,387		0.39	[c]	0.15	[c]	1.91	[c]	7	[b]
	9/30/10		8.85	0.17		0.61	0.78	(0.20)	—	(0.20)	9.43	8.86		1,453		0.58		0.15		1.91		33
Retirement Class:	5/31/15		11.25	0.18		0.32	0.50	(0.27)	(0.13)	(0.40)	11.35	4.59		130,926		0.45		0.25		1.59		19
	5/31/14		10.74	0.18		0.71	0.89	(0.28)	(0.10)	(0.38)	11.25	8.49		113,987		0.47		0.25		1.62		31
	5/31/13		9.88	0.18		0.99	1.17	(0.25)	(0.06)	(0.31)	10.74	12.00		99,400		0.48		0.25		1.77		19
	5/31/12		10.06	0.19		(0.10)	0.09	(0.27)	—	(0.27)	9.88	1.01		72,109		0.52		0.25		1.89		13
	5/31/11	†	9.41	0.13		0.69	0.82	(0.17)	—	(0.17)	10.06	8.78	[b]	57,288		0.53	[c]	0.25	[c]	1.93	[c]	7	[b]
	9/30/10		8.84	0.18		0.58	0.76	(0.19)	—	(0.19)	9.41	8.65		39,682		0.70		0.25		2.04		33
Retail Class:	5/31/15		11.26	0.18		0.32	0.50	(0.27)	(0.13)	(0.40)	11.36	4.59		81,140		0.43		0.25		1.61		19
	5/31/14		10.75	0.18		0.71	0.89	(0.28)	(0.10)	(0.38)	11.26	8.49		66,340		0.46		0.25		1.63		31
	5/31/13		9.89	0.18		0.99	1.17	(0.25)	(0.06)	(0.31)	10.75	11.99		50,147		0.47		0.25		1.75		19
	5/31/12		10.07	0.19		(0.10)	0.09	(0.27)	—	(0.27)	9.89	1.03		31,296		0.47		0.25		1.90		13
	5/31/11	†	9.42	0.13		0.69	0.82	(0.17)	—	(0.17)	10.07	8.82	[b]	26,758		0.39	[c]	0.16	[c]	2.01	[c]	7	[b]
	9/30/10		8.85	0.19		0.58	0.77	(0.20)	—	(0.20)	9.42	8.76		16,652		0.55		0.15		2.14		33

66	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	67

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2010 FUND
Institutional Class:	5/31/15		$11.60	$0.21		$0.38	$0.59	$(0.34)	$(0.27)	$(0.61)	$11.58	5.25%	$527,313		0.12%		0.00%		1.85%		20%
	5/31/14		11.02	0.21		0.87	1.08	(0.39)	(0.11)	(0.50)	11.60	10.03	482,193		0.13		0.00		1.83		28
	5/31/13		9.94	0.21		1.19	1.40	(0.30)	(0.02)	(0.32)	11.02	14.21	352,956		0.13		0.00		1.99		18
	5/31/12		10.30	0.20		(0.24)	(0.04)	(0.32)	—	(0.32)	9.94	(0.23)	226,848		0.14		0.00		2.07		13
	5/31/11	†	9.58	0.14		0.87	1.01	(0.29)	—	(0.29)	10.30	10.76 [b]	102,505		0.15	[c]	0.00	[c]	2.17	[c]	8	[b]
	9/30/10		8.97	0.20		0.63	0.83	(0.22)	—	(0.22)	9.58	9.48	38,539		0.16		0.00		2.20		24
Premier Class:	5/31/15		11.57	0.20		0.37	0.57	(0.32)	(0.27)	(0.59)	11.55	5.10	123,047		0.27		0.15		1.69		20
	5/31/14		11.00	0.20		0.85	1.05	(0.37)	(0.11)	(0.48)	11.57	9.78	137,806		0.28		0.15		1.77		28
	5/31/13		9.92	0.20		1.18	1.38	(0.28)	(0.02)	(0.30)	11.00	14.08	126,525		0.28		0.15		1.85		18
	5/31/12		10.28	0.19		(0.24)	(0.05)	(0.31)	—	(0.31)	9.92	(0.34)	98,192		0.29		0.15		1.92		13
	5/31/11	†	9.57	0.14		0.86	1.00	(0.29)	—	(0.29)	10.28	10.61 [b]	50,526		0.30	[c]	0.15	[c]	2.10	[c]	8	[b]
	9/30/10		8.97	0.14		0.68	0.82	(0.22)	—	(0.22)	9.57	9.32	27,054		0.31		0.15		1.50		24
Retirement Class:	5/31/15		13.25	0.21		0.45	0.66	(0.31)	(0.27)	(0.58)	13.33	5.09	463,646		0.42		0.25		1.60		20
	5/31/14		12.53	0.20		0.99	1.19	(0.36)	(0.11)	(0.47)	13.25	9.66	462,794		0.43		0.25		1.59		28
	5/31/13		11.26	0.22		1.34	1.56	(0.27)	(0.02)	(0.29)	12.53	13.94	448,911		0.43		0.25		1.79		18
	5/31/12		11.61	0.20		(0.26)	(0.06)	(0.29)	—	(0.29)	11.26	(0.40)	432,315		0.44		0.25		1.82		13
	5/31/11	†	10.76	0.15		0.96	1.11	(0.26)	—	(0.26)	11.61	10.51 [b]	498,029		0.45	[c]	0.25	[c]	1.97	[c]	8	[b]
	9/30/10		10.05	0.21		0.70	0.91	(0.20)	—	(0.20)	10.76	9.23	469,156		0.46		0.25		2.07		24

LIFECYCLE 2015 FUND
Institutional Class:	5/31/15		10.80	0.20		0.39	0.59	(0.32)	(0.51)	(0.83)	10.56	5.78	861,906		0.12		0.00		1.85		16
	5/31/14		10.46	0.19		0.93	1.12	(0.35)	(0.43)	(0.78)	10.80	10.93	750,459		0.13		0.00		1.81		20
	5/31/13		9.54	0.20		1.28	1.48	(0.30)	(0.26)	(0.56)	10.46	15.85	537,761		0.13		0.00		1.99		13
	5/31/12		10.21	0.19		(0.35)	(0.16)	(0.30)	(0.21)	(0.51)	9.54	(1.26)	331,069		0.13		0.00		2.02		11
	5/31/11	†	9.37	0.14		0.98	1.12	(0.28)	—	(0.28)	10.21	12.11 [b]	150,938		0.15	[c]	0.00	[c]	2.13	[c]	5	[b]
	9/30/10		8.75	0.18		0.65	0.83	(0.21)	—	(0.21)	9.37	9.62	50,118		0.16		0.00		2.03		19
Premier Class:	5/31/15		10.77	0.18		0.39	0.57	(0.31)	(0.51)	(0.82)	10.52	5.53	215,362		0.27		0.15		1.69		16
	5/31/14		10.42	0.18		0.93	1.11	(0.33)	(0.43)	(0.76)	10.77	10.90	228,069		0.28		0.15		1.72		20
	5/31/13		9.51	0.19		1.26	1.45	(0.28)	(0.26)	(0.54)	10.42	15.64	197,915		0.28		0.15		1.85		13
	5/31/12		10.19	0.18		(0.36)	(0.18)	(0.29)	(0.21)	(0.50)	9.51	(1.46)	152,161		0.28		0.15		1.84		11
	5/31/11	†	9.36	0.13		0.97	1.10	(0.27)	—	(0.27)	10.19	11.96 [b]	63,101		0.30	[c]	0.15	[c]	2.07	[c]	5	[b]
	9/30/10		8.75	0.12		0.69	0.81	(0.20)	—	(0.20)	9.36	9.47	31,743		0.31		0.15		1.36		19
Retirement Class:	5/31/15		12.66	0.20		0.47	0.67	(0.29)	(0.51)	(0.80)	12.53	5.52	727,918		0.42		0.25		1.60		16
	5/31/14		12.14	0.19		1.07	1.26	(0.31)	(0.43)	(0.74)	12.66	10.62	710,134		0.43		0.25		1.55		20
	5/31/13		10.98	0.21		1.48	1.69	(0.27)	(0.26)	(0.53)	12.14	15.67	656,220		0.43		0.25		1.78		13
	5/31/12		11.67	0.20		(0.41)	(0.21)	(0.27)	(0.21)	(0.48)	10.98	(1.55)	575,517		0.43		0.25		1.77		11
	5/31/11	†	10.67	0.14		1.11	1.25	(0.25)	—	(0.25)	11.67	11.87 [b]	661,257		0.45	[c]	0.25	[c]	1.92	[c]	5	[b]
	9/30/10		9.94	0.20		0.72	0.92	(0.19)	—	(0.19)	10.67	9.36	580,270		0.46		0.25		1.96		19

68	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	69

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2020 FUND
Institutional Class:	5/31/15		$10.86	$0.19		$0.47	$ 0.66	$(0.33)	$(0.47)	$(0.80)	$10.72	6.34%	$1,403,172		0.12%		0.00%		1.80%		13%
	5/31/14		10.36	0.19		1.05	1.24	(0.36)	(0.38)	(0.74)	10.86	12.28	1,103,076		0.13		0.00		1.76		15
	5/31/13		9.25	0.20		1.43	1.63	(0.28)	(0.24)	(0.52)	10.36	18.04	726,575		0.13		0.00		2.00		12
	5/31/12		9.99	0.18		(0.47)	(0.29)	(0.28)	(0.17)	(0.45)	9.25	(2.60)	419,753		0.13		0.00		1.98		8
	5/31/11	†	9.04	0.13		1.08	1.21	(0.26)	(0.00)[d]	(0.26)	9.99	13.64 [b]	175,206		0.15	[c]	0.00	[c]	2.06	[c]	4	[b]
	9/30/10		8.43	0.16		0.64	0.80	(0.19)	(0.00)[d]	(0.19)	9.04	9.63	51,076		0.16		0.00		1.86		16
Premier Class:	5/31/15		10.84	0.18		0.45	0.63	(0.31)	(0.47)	(0.78)	10.69	6.10	377,734		0.27		0.15		1.67		13
	5/31/14		10.34	0.18		1.04	1.22	(0.34)	(0.38)	(0.72)	10.84	12.15	367,841		0.28		0.15		1.70		15
	5/31/13		9.23	0.18		1.44	1.62	(0.27)	(0.24)	(0.51)	10.34	17.92	265,878		0.28		0.15		1.86		12
	5/31/12		9.98	0.17		(0.48)	(0.31)	(0.27)	(0.17)	(0.44)	9.23	(2.80)	190,954		0.28		0.15		1.85		8
	5/31/11	†	9.04	0.13		1.07	1.20	(0.26)	0.00 [d]	(0.26)	9.98	13.47 [b]	84,846		0.30	[c]	0.15	[c]	2.00	[c]	4	[b]
	9/30/10		8.43	0.10		0.70	0.80	(0.19)	—	(0.19)	9.04	9.59	38,234		0.31		0.15		1.16		16
Retirement Class:	5/31/15		12.97	0.20		0.56	0.76	(0.30)	(0.47)	(0.77)	12.96	6.04	1,054,395		0.42		0.25		1.56		13
	5/31/14		12.24	0.19		1.25	1.44	(0.33)	(0.38)	(0.71)	12.97	12.00	964,674		0.43		0.25		1.50		15
	5/31/13		10.84	0.21		1.68	1.89	(0.25)	(0.24)	(0.49)	12.24	17.78	832,093		0.43		0.25		1.79		12
	5/31/12		11.62	0.19		(0.55)	(0.36)	(0.25)	(0.17)	(0.42)	10.84	(2.85)	711,358		0.43		0.25		1.71		8
	5/31/11	†	10.47	0.14		1.24	1.38	(0.23)	0.00 [d]	(0.23)	11.62	13.43 [b]	795,642		0.45	[c]	0.25	[c]	1.85	[c]	4	[b]
	9/30/10		9.74	0.18		0.72	0.90	(0.17)	—	(0.17)	10.47	9.36	672,342		0.46		0.25		1.80		16

LIFECYCLE 2025 FUND
Institutional Class:	5/31/15		10.90	0.19		0.53	0.72	(0.34)	(0.47)	(0.81)	10.81	6.93	1,468,702		0.12		0.00		1.79		12
	5/31/14		10.29	0.18		1.19	1.37	(0.38)	(0.38)	(0.76)	10.90	13.64	1,140,353		0.13		0.00		1.73		12
	5/31/13		9.00	0.19		1.60	1.79	(0.27)	(0.23)	(0.50)	10.29	20.37	749,263		0.13		0.00		1.99		11
	5/31/12		9.83	0.18		(0.60)	(0.42)	(0.27)	(0.14)	(0.41)	9.00	(4.00)	403,396		0.13		0.00		1.94		7
	5/31/11	†	8.78	0.12		1.18	1.30	(0.25)	—	(0.25)	9.83	15.01 [b]	166,006		0.15	[c]	0.00	[c]	2.01	[c]	4	[b]
	9/30/10		8.17	0.14		0.65	0.79	(0.18)	—	(0.18)	8.78	9.76	50,809		0.16		0.00		1.72		15
Premier Class:	5/31/15		10.86	0.18		0.51	0.69	(0.32)	(0.47)	(0.79)	10.76	6.69	382,956		0.27		0.15		1.63		12
	5/31/14		10.26	0.18		1.16	1.34	(0.36)	(0.38)	(0.74)	10.86	13.42	358,098		0.28		0.15		1.67		12
	5/31/13		8.98	0.18		1.58	1.76	(0.25)	(0.23)	(0.48)	10.26	20.14	264,821		0.28		0.15		1.86		11
	5/31/12		9.80	0.16		(0.58)	(0.42)	(0.26)	(0.14)	(0.40)	8.98	(4.01)	181,859		0.28		0.15		1.81		7
	5/31/11	†	8.76	0.12		1.16	1.28	(0.24)	—	(0.24)	9.80	14.88 [b]	84,577		0.30	[c]	0.15	[c]	1.99	[c]	4	[b]
	9/30/10		8.17	0.08		0.68	0.76	(0.17)	—	(0.17)	8.76	9.47	36,184		0.31		0.15		0.97		15
Retirement Class:	5/31/15		13.13	0.20		0.63	0.83	(0.30)	(0.47)	(0.77)	13.19	6.62	1,029,164		0.42		0.25		1.54		12
	5/31/14		12.25	0.19		1.42	1.61	(0.35)	(0.38)	(0.73)	13.13	13.39	928,337		0.43		0.25		1.47		12
	5/31/13		10.64	0.21		1.87	2.08	(0.24)	(0.23)	(0.47)	12.25	19.94	776,980		0.43		0.25		1.81		11
	5/31/12		11.52	0.18		(0.68)	(0.50)	(0.24)	(0.14)	(0.38)	10.64	(4.11)	665,020		0.43		0.25		1.65		7
	5/31/11	†	10.25	0.13		1.36	1.49	(0.22)	—	(0.22)	11.52	14.74 [b]	750,162		0.45	[c]	0.25	[c]	1.80	[c]	4	[b]
	9/30/10		9.51	0.16		0.74	0.90	(0.16)	—	(0.16)	10.25	9.55	630,705		0.46		0.25		1.67		15

70	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2030 FUND
Institutional Class:	5/31/15		$10.86	$0.19		$0.58	$0.77	$(0.34)	$(0.48)	$(0.82)	$10.81	7.48%	$1,495,152		0.12%		0.00%		1.77%		11%
	5/31/14		10.16	0.18		1.29	1.47	(0.39)	(0.38)	(0.77)	10.86	14.82	1,139,305		0.13		0.00		1.69		11
	5/31/13		8.73	0.19		1.73	1.92	(0.24)	(0.25)	(0.49)	10.16	22.50	736,779		0.13		0.00		1.97		12
	5/31/12		9.61	0.16		(0.68)	(0.52)	(0.25)	(0.11)	(0.36)	8.73	(5.25)	407,473		0.13		0.00		1.86		5
	5/31/11	†	8.47	0.11		1.26	1.37	(0.23)	—	(0.23)	9.61	16.41 [b]	166,564		0.15	[c]	0.00	[c]	1.89	[c]	4	[b]
	9/30/10		7.87	0.12		0.64	0.76	(0.16)	—	(0.16)	8.47	9.80	45,757		0.16		0.00		1.52		14
Premier Class:	5/31/15		10.82	0.17		0.59	0.76	(0.33)	(0.48)	(0.81)	10.77	7.35	384,809		0.27		0.15		1.62		11
	5/31/14		10.12	0.17		1.29	1.46	(0.38)	(0.38)	(0.76)	10.82	14.72	358,491		0.28		0.15		1.65		11
	5/31/13		8.71	0.17		1.72	1.89	(0.23)	(0.25)	(0.48)	10.12	22.16	267,879		0.28		0.15		1.83		12
	5/31/12		9.58	0.15		(0.67)	(0.52)	(0.24)	(0.11)	(0.35)	8.71	(5.26)	180,029		0.28		0.15		1.74		5
	5/31/11	†	8.45	0.11		1.25	1.36	(0.23)	—	(0.23)	9.58	16.28 [b]	84,355		0.30	[c]	0.15	[c]	1.88	[c]	4	[b]
	9/30/10		7.87	0.06		0.68	0.74	(0.16)	—	(0.16)	8.45	9.50	32,600		0.31		0.15		0.75		14
Retirement Class:	5/31/15		13.26	0.20		0.72	0.92	(0.31)	(0.48)	(0.79)	13.39	7.22	920,141		0.42		0.25		1.52		11
	5/31/14		12.25	0.18		1.57	1.75	(0.36)	(0.38)	(0.74)	13.26	14.54	825,381		0.43		0.25		1.41		11
	5/31/13		10.44	0.20		2.07	2.27	(0.21)	(0.25)	(0.46)	12.25	22.15	708,355		0.43		0.25		1.78		12
	5/31/12		11.40	0.16		(0.79)	(0.63)	(0.22)	(0.11)	(0.33)	10.44	(5.40)	599,240		0.43		0.25		1.55		5
	5/31/11	†	10.01	0.12		1.48	1.60	(0.21)	—	(0.21)	11.40	16.12 [b]	717,292		0.45	[c]	0.25	[c]	1.68	[c]	4	[b]
	9/30/10		9.28	0.14		0.73	0.87	(0.14)	—	(0.14)	10.01	9.51	607,051		0.46		0.25		1.50		14

LIFECYCLE 2035 FUND
Institutional Class:	5/31/15		10.97	0.18		0.63	0.81	(0.34)	(0.52)	(0.86)	10.92	7.83	1,562,158		0.12		0.00		1.67		11
	5/31/14		10.18	0.17		1.44	1.61	(0.41)	(0.41)	(0.82)	10.97	16.10	1,209,710		0.13		0.00		1.58		10
	5/31/13		8.61	0.18		1.87	2.05	(0.22)	(0.26)	(0.48)	10.18	24.45	775,166		0.13		0.00		1.90		12
	5/31/12		9.59	0.15		(0.80)	(0.65)	(0.23)	(0.10)	(0.33)	8.61	(6.55)	406,001		0.13		0.00		1.75		4
	5/31/11	†	8.34	0.11		1.36	1.47	(0.22)	—	(0.22)	9.59	17.84 [b]	170,381		0.15	[c]	0.00	[c]	1.76	[c]	7	[b]
	9/30/10		7.75	0.11		0.63	0.74	(0.15)	—	(0.15)	8.34	9.67	42,535		0.16		0.00		1.33		11
Premier Class:	5/31/15		10.94	0.17		0.64	0.81	(0.33)	(0.52)	(0.85)	10.90	7.78	384,423		0.27		0.15		1.52		11
	5/31/14		10.16	0.17		1.41	1.58	(0.39)	(0.41)	(0.80)	10.94	15.87	357,264		0.28		0.15		1.56		10
	5/31/13		8.60	0.17		1.86	2.03	(0.21)	(0.26)	(0.47)	10.16	24.20	265,404		0.28		0.15		1.76		12
	5/31/12		9.57	0.14		(0.79)	(0.65)	(0.22)	(0.10)	(0.32)	8.60	(6.55)	180,502		0.28		0.15		1.63		4
	5/31/11	†	8.33	0.10		1.35	1.45	(0.21)	—	(0.21)	9.57	17.68 [b]	85,514		0.30	[c]	0.15	[c]	1.74	[c]	7	[b]
	9/30/10		7.75	0.04		0.69	0.73	(0.15)	—	(0.15)	8.33	9.50	37,314		0.31		0.15		0.51		11
Retirement Class:	5/31/15		13.57	0.19		0.80	0.99	(0.31)	(0.52)	(0.83)	13.73	7.60	871,827		0.42		0.25		1.43		11
	5/31/14		12.43	0.17		1.76	1.93	(0.38)	(0.41)	(0.79)	13.57	15.72	800,282		0.43		0.25		1.31		10
	5/31/13		10.42	0.20		2.26	2.46	(0.19)	(0.26)	(0.45)	12.43	24.12	693,253		0.43		0.25		1.74		12
	5/31/12		11.51	0.15		(0.94)	(0.79)	(0.20)	(0.10)	(0.30)	10.42	(6.68)	594,181		0.43		0.25		1.43		4
	5/31/11	†	9.96	0.11		1.63	1.74	(0.19)	—	(0.19)	11.51	17.68 [b]	716,085		0.45	[c]	0.25	[c]	1.56	[c]	7	[b]
	9/30/10		9.24	0.13		0.72	0.85	(0.13)	—	(0.13)	9.96	9.33	598,803		0.46		0.25		1.33		11

72	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2040 FUND
Institutional Class:	5/31/15		$11.07	$0.17		$0.70	$0.87	$(0.35)	$(0.54)	$(0.89)	$11.05	8.35%	$2,002,921		0.12%		0.00%		1.60%		11%
	5/31/14		10.25	0.16		1.52	1.68	(0.43)	(0.43)	(0.86)	11.07	16.75	1,524,091		0.12		0.00		1.51		9
	5/31/13		8.65	0.18		1.96	2.14	(0.22)	(0.32)	(0.54)	10.25	25.40	978,672		0.13		0.00		1.88		13
	5/31/12		9.67	0.15		(0.82)	(0.67)	(0.23)	(0.12)	(0.35)	8.65	(6.71)	526,001		0.13		0.00		1.72		5
	5/31/11	†	8.40	0.11		1.38	1.49	(0.22)	—	(0.22)	9.67	18.01 [b]	221,307		0.15	[c]	0.00	[c]	1.76	[c]	8	[b]
	9/30/10		7.81	0.11		0.63	0.74	(0.15)	—	(0.15)	8.40	9.65	60,554		0.15		0.00		1.32		10
Premier Class:	5/31/15		11.04	0.16		0.69	0.85	(0.33)	(0.54)	(0.87)	11.02	8.21	514,930		0.27		0.15		1.47		11
	5/31/14		10.22	0.16		1.50	1.66	(0.41)	(0.43)	(0.84)	11.04	16.64	497,618		0.27		0.15		1.50		9
	5/31/13		8.63	0.16		1.96	2.12	(0.21)	(0.32)	(0.53)	10.22	25.17	377,355		0.28		0.15		1.72		13
	5/31/12		9.66	0.14		(0.83)	(0.69)	(0.22)	(0.12)	(0.34)	8.63	(6.92)	261,785		0.28		0.15		1.61		5
	5/31/11	†	8.40	0.10		1.38	1.48	(0.22)	—	(0.22)	9.66	17.83 [b]	125,013		0.30	[c]	0.15	[c]	1.71	[c]	8	[b]
	9/30/10		7.81	0.04		0.70	0.74	(0.15)	—	(0.15)	8.40	9.61	49,852		0.31		0.15		0.50		10
Retirement Class:	5/31/15		13.89	0.19		0.87	1.06	(0.31)	(0.54)	(0.85)	14.10	8.03	1,116,406		0.42		0.25		1.36		11
	5/31/14		12.66	0.16		1.89	2.05	(0.39)	(0.43)	(0.82)	13.89	16.51	1,072,547		0.42		0.25		1.23		9
	5/31/13		10.57	0.20		2.40	2.60	(0.19)	(0.32)	(0.51)	12.66	25.10	977,063		0.43		0.25		1.69		13
	5/31/12		11.73	0.15		(0.99)	(0.84)	(0.20)	(0.12)	(0.32)	10.57	(7.00)	857,435		0.43		0.25		1.39		5
	5/31/11	†	10.14	0.11		1.68	1.79	(0.20)	—	(0.20)	11.73	17.81 [b]	1,070,202		0.45	[c]	0.25	[c]	1.54	[c]	8	[b]
	9/30/10		9.40	0.13		0.75	0.88	(0.14)	—	(0.14)	10.14	9.42	893,915		0.45		0.25		1.35		10

LIFECYCLE 2045 FUND
Institutional Class:	5/31/15		11.11	0.18		0.71	0.89	(0.32)	(0.24)	(0.56)	11.44	8.31	749,747		0.13		0.00		1.59		8
	5/31/14		9.94	0.16		1.49	1.65	(0.38)	(0.10)	(0.48)	11.11	16.79	489,349		0.14		0.00		1.51		6
	5/31/13		8.14	0.17		1.87	2.04	(0.18)	(0.06)	(0.24)	9.94	25.33	267,192		0.15		0.00		1.89		9
	5/31/12		8.94	0.14		(0.76)	(0.62)	(0.18)	—	(0.18)	8.14	(6.77)	115,021		0.17		0.00		1.68		9
	5/31/11	†	7.73	0.09		1.28	1.37	(0.16)	—	(0.16)	8.94	17.92 [b]	39,323		0.19	[c]	0.00	[c]	1.55	[c]	8	[b]
	9/30/10		7.16	0.09		0.59	0.68	(0.11)	—	(0.11)	7.73	9.58	7,970		0.35		0.00		1.29		18
Premier Class:	5/31/15		11.08	0.16		0.71	0.87	(0.31)	(0.24)	(0.55)	11.40	8.10	207,328		0.28		0.15		1.47		8
	5/31/14		9.92	0.16		1.47	1.63	(0.37)	(0.10)	(0.47)	11.08	16.60	158,576		0.29		0.15		1.48		6
	5/31/13		8.12	0.16		1.87	2.03	(0.17)	(0.06)	(0.23)	9.92	25.25	84,430		0.30		0.15		1.72		9
	5/31/12		8.92	0.13		(0.75)	(0.62)	(0.18)	—	(0.18)	8.12	(6.87)	38,862		0.32		0.15		1.53		9
	5/31/11	†	7.72	0.08		1.28	1.36	(0.16)	—	(0.16)	8.92	17.76 [b]	14,136		0.34	[c]	0.15	[c]	1.51	[c]	8	[b]
	9/30/10		7.16	0.06		0.61	0.67	(0.11)	—	(0.11)	7.72	9.39	2,975		0.50		0.15		0.79		18
Retirement Class:	5/31/15		11.05	0.15		0.71	0.86	(0.30)	(0.24)	(0.54)	11.37	8.00	395,217		0.43		0.25		1.37		8
	5/31/14		9.89	0.13		1.48	1.61	(0.35)	(0.10)	(0.45)	11.05	16.52	326,030		0.44		0.25		1.23		6
	5/31/13		8.10	0.15		1.86	2.01	(0.16)	(0.06)	(0.22)	9.89	25.07	248,237		0.45		0.25		1.68		9
	5/31/12		8.90	0.12		(0.76)	(0.64)	(0.16)	—	(0.16)	8.10	(7.03)	155,417		0.48		0.25		1.41		9
	5/31/11	†	7.70	0.08		1.27	1.35	(0.15)	—	(0.15)	8.90	17.65 [b]	130,113		0.49	[c]	0.25	[c]	1.45	[c]	8	[b]
	9/30/10		7.14	0.09		0.57	0.66	(0.10)	—	(0.10)	7.70	9.32	84,309		0.64		0.25		1.17		18

74	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2050 FUND
Institutional Class:	5/31/15		$11.08	$0.18		$0.71	$0.89	$(0.32)	$(0.23)	$(0.55)	$11.42	8.30%	$423,230		0.13%		0.00%		1.59%		7%
	5/31/14		9.91	0.16		1.49	1.65	(0.38)	(0.10)	(0.48)	11.08	16.76	266,715		0.15		0.00		1.51		6
	5/31/13		8.11	0.17		1.86	2.03	(0.18)	(0.05)	(0.23)	9.91	25.33	141,731		0.17		0.00		1.89		8
	5/31/12		8.90	0.14		(0.75)	(0.61)	(0.18)	—	(0.18)	8.11	(6.72)	59,624		0.21		0.00		1.68		6
	5/31/11	†	7.75	0.09		1.28	1.37	(0.16)	(0.06)	(0.22)	8.90	17.89 [b]	19,661		0.24	[c]	0.00	[c]	1.56	[c]	8	[b]
	9/30/10		7.18	0.10		0.58	0.68	(0.11)	—	(0.11)	7.75	9.63	5,599		0.54		0.00		1.35		24
Premier Class:	5/31/15		11.05	0.17		0.70	0.87	(0.31)	(0.23)	(0.54)	11.38	8.09	130,718		0.28		0.15		1.51		7
	5/31/14		9.89	0.16		1.46	1.62	(0.36)	(0.10)	(0.46)	11.05	16.57	92,974		0.30		0.15		1.47		6
	5/31/13		8.09	0.16		1.86	2.02	(0.17)	(0.05)	(0.22)	9.89	25.25	43,678		0.32		0.15		1.74		8
	5/31/12		8.89	0.12		(0.75)	(0.63)	(0.17)	—	(0.17)	8.09	(6.93)	21,343		0.36		0.15		1.53		6
	5/31/11	†	7.74	0.08		1.29	1.37	(0.16)	(0.06)	(0.22)	8.89	17.86 [b]	6,904		0.39	[c]	0.15	[c]	1.49	[c]	8	[b]
	9/30/10		7.18	0.08		0.59	0.67	(0.11)	—	(0.11)	7.74	9.45	1,100		0.70		0.15		1.09		24
Retirement Class:	5/31/15		11.02	0.15		0.70	0.85	(0.29)	(0.23)	(0.52)	11.35	7.98	235,899		0.43		0.25		1.35		7
	5/31/14		9.86	0.13		1.48	1.61	(0.35)	(0.10)	(0.45)	11.02	16.48	189,266		0.45		0.25		1.23		6
	5/31/13		8.07	0.15		1.85	2.00	(0.16)	(0.05)	(0.21)	9.86	25.07	142,830		0.47		0.25		1.66		8
	5/31/12		8.86	0.11		(0.74)	(0.63)	(0.16)	—	(0.16)	8.07	(6.97)	85,178		0.52		0.25		1.40		6
	5/31/11	†	7.71	0.08		1.28	1.36	(0.15)	(0.06)	(0.21)	8.86	17.79 [b]	69,466		0.53	[c]	0.25	[c]	1.44	[c]	8	[b]
	9/30/10		7.15	0.09		0.57	0.66	(0.10)	—	(0.10)	7.71	9.38	40,745		0.83		0.25		1.16		24

LIFECYCLE 2055 FUND
Institutional Class:	5/31/15		12.33	0.20		0.79	0.99	(0.35)	(0.20)	(0.55)	12.77	8.31	59,787		0.21		0.00		1.58		9
	5/31/14		11.00	0.17		1.65	1.82	(0.41)	(0.08)	(0.49)	12.33	16.70	29,574		0.32		0.00		1.49		10
	5/31/13		9.00	0.18		2.07	2.25	(0.19)	(0.06)	(0.25)	11.00	25.40	9,903		0.51		0.00		1.79		26
	5/31/12		9.85	0.15		(0.81)	(0.66)	(0.19)	(0.00)[d]	(0.19)	9.00	(6.55)	2,072		1.12		0.00		1.61		44
	5/31/11	*	10.00	(0.00)[d]		(0.15)	(0.15)	—	—	—	9.85	(1.50)[b]	985		8.94	[c]	0.00	[c]	0.47	[c]	1	[b]
Premier Class:	5/31/15		12.30	0.18		0.79	0.97	(0.34)	(0.20)	(0.54)	12.73	8.13	26,407		0.36		0.15		1.47		9
	5/31/14		10.98	0.19		1.61	1.80	(0.40)	(0.08)	(0.48)	12.30	16.55	14,041		0.47		0.15		1.65		10
	5/31/13		8.99	0.17		2.06	2.23	(0.18)	(0.06)	(0.24)	10.98	25.19	4,531		0.66		0.15		1.72		26
	5/31/12		9.85	0.14		(0.82)	(0.68)	(0.18)	(0.00)[d]	(0.18)	8.99	(6.73)	1,335		1.28		0.15		1.50		44
	5/31/11	*	10.00	(0.00)[d]		(0.15)	(0.15)	—	—	—	9.85	(1.50)[b]	985		9.09	[c]	0.15	[c]	0.32	[c]	1	[b]
Retirement Class:	5/31/15		12.30	0.17		0.79	0.96	(0.33)	(0.20)	(0.53)	12.73	8.02	55,577		0.51		0.25		1.35		9
	5/31/14		10.98	0.15		1.64	1.79	(0.39)	(0.08)	(0.47)	12.30	16.41	35,171		0.62		0.25		1.26		10
	5/31/13		8.99	0.16		2.06	2.22	(0.17)	(0.06)	(0.23)	10.98	25.06	18,835		0.81		0.25		1.64		26
	5/31/12		9.85	0.13		(0.81)	(0.68)	(0.18)	(0.00)[d]	(0.18)	8.99	(6.79)	10,725		1.41		0.25		1.38		44
	5/31/11	*	10.00	(0.00)[d]		(0.15)	(0.15)	—	—	—	9.85	(1.50)[b]	7,877		8.55	[c]	0.25	[c]	0.23	[c]	1	[b]

LIFECYCLE 2060 FUND
Institutional Class:	5/31/15	^	10.00	0.14		0.60	0.74	(0.26)	—	(0.26)	10.48	7.55 [b]	5,622		1.64	[c]	0.00	[c]	2.06	[c]	12	[b]
Premier Class:	5/31/15	^	10.00	0.13		0.60	0.73	(0.26)	—	(0.26)	10.47	7.40 [b]	2,686		1.82	[c]	0.15	[c]	1.92	[c]	12	[b]
Retirement Class:	5/31/15	^	10.00	0.12		0.60	0.72	(0.25)	—	(0.25)	10.47	7.38 [b]	3,165		1.99	[c]	0.25	[c]	1.77	[c]	12	[b]

76	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	77

Financial highlights	concluded

TIAA-CREF Lifecycle Funds

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
*	The Fund commenced operations on April 29, 2011.
^	The Fund commenced operations on September 26, 2014.

78	2015 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifecycle 2060 Fund commenced operations on September 26, 2014.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	79

Notes to financial statements

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2015, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income, and the utilization of tax equalization credits were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

80	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2015, there were no transfers between levels by the Funds.

As of May 31, 2015, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2015. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	81

Notes to financial statements

maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class through September 30, 2015. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2015, unless changed with approval of the Board.

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (collectively “TIAA Access”) as of May 31, 2015:

Fund	TIAA	TIAA Access
Lifecycle Retirement Income	—%	8%
Lifecycle 2010	—	8
Lifecycle 2015	—	9
Lifecycle 2020	—	9
Lifecycle 2025	—	9
Lifecycle 2030	—	9
Lifecycle 2035	—	9
Lifecycle 2040	—	9
Lifecycle 2045	—	11
Lifecycle 2050	—	15
Lifecycle 2055	10	2
Lifecycle 2060	94	—

82	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2014	cost	proceeds	gain (loss	)[a]	income	May 31, 2015
Lifecycle Retirement Income Fund
TIAA-CREF Bond	$75,513,293	$26,895,721	$10,212,660	$671,997		$1,993,692	$92,158,556
TIAA-CREF Bond Plus	33,001,056	8,853,698	1,057,268	444,276		986,472	40,601,702
TIAA-CREF Emerging Markets Debt	—	3,844,105	181,041	(4,768)		50,843	3,659,464
TIAA-CREF Emerging Markets Equity	7,414,628	3,043,741	767,433	(53,418)		103,226	9,320,689
TIAA-CREF Enhanced International Equity Index	9,001,491	4,411,254	1,004,119	283,661		347,196	11,790,552
TIAA-CREF Enhanced Large-Cap Growth Index	16,044,408	5,872,693	3,679,321	1,653,581		190,505	19,001,844
TIAA-CREF Enhanced Large-Cap Value Index	15,524,166	5,617,169	3,284,257	1,510,413		258,974	17,617,079
TIAA-CREF Global Natural Resources	1,957,141	923,895	288,771	(47,703)		36,925	2,225,445
TIAA-CREF Growth & Income	13,356,160	4,203,846	1,532,087	1,348,101		165,914	16,574,010
TIAA-CREF High-Yield	12,026,222	5,562,441	6,145,096	46,186		508,087	11,094,473
TIAA-CREF Inflation-Linked Bond	15,258,903	24,394,784	2,152,516	4,037		279,563	36,914,332
TIAA-CREF International Equity	9,906,118	6,553,199	2,738,706	2,181		169,711	14,018,827
TIAA-CREF International Opportunities	9,688,239	2,958,880	1,948,127	(40,436)		105,301	11,107,686
TIAA-CREF Large-Cap Growth	15,996,113	7,954,907	4,829,168	2,143,577		51,380	20,185,979
TIAA-CREF Large-Cap Value	15,337,765	4,976,480	2,159,959	830,805		296,321	18,692,241
TIAA-CREF Mid-Cap Growth	395,871	339,645	327,196	88,243		1,869	405,229
TIAA-CREF Mid-Cap Value	287,167	265,397	286,214	101,294		4,672	277,711
TIAA-CREF Money Market	27,890	—	—	—		—	27,890
TIAA-CREF Short-Term Bond	44,861,967	11,632,788	19,137,632	(70,580)		577,468	37,078,757
TIAA-CREF Small-Cap Equity	6,464,858	3,800,541	2,110,442	910,500		51,764	8,099,674
	$302,063,456	$132,105,184	$63,842,013	$9,821,947		$6,179,883	$370,852,140

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	83

Notes to financial statements

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2014	cost	proceeds	gain (loss	)[a]	income	May 31, 2015
Lifecycle 2010 Fund
TIAA-CREF Bond	$257,660,401	$48,832,121	$41,097,336	$2,141,309		$6,123,080	$265,262,445
TIAA-CREF Bond Plus	118,303,534	12,998,154	9,333,233	1,441,178		3,178,400	121,332,218
TIAA-CREF Emerging Markets Debt	—	11,845,377	856,997	(22,387)		158,168	10,968,801
TIAA-CREF Emerging Markets Equity	29,767,861	5,991,832	3,556,697	(106,744)		367,169	30,865,194
TIAA-CREF Enhanced International Equity Index	37,739,461	9,097,261	4,394,663	1,299,423		1,275,934	40,021,293
TIAA-CREF Enhanced Large-Cap Growth Index	66,381,857	11,574,512	16,209,892	6,324,727		696,720	64,630,985
TIAA-CREF Enhanced Large-Cap Value Index	64,293,019	11,191,908	14,509,706	6,179,401		943,342	60,200,504
TIAA-CREF Global Natural Resources	8,096,288	1,822,398	1,058,310	(131,803)		132,346	7,537,604
TIAA-CREF Growth & Income	55,397,980	7,701,987	8,950,405	5,058,579		617,069	56,149,311
TIAA-CREF High-Yield	43,099,822	12,926,937	21,707,029	146,219		1,640,037	33,144,838
TIAA-CREF Inflation-Linked Bond	55,786,085	42,121,874	7,004,500	1,954		1,000,324	89,135,764
TIAA-CREF International Equity	40,670,253	16,389,667	11,209,273	193,474		614,473	46,438,137
TIAA-CREF International Opportunities	39,478,347	4,096,827	7,370,921	(4,229)		377,140	37,474,392
TIAA-CREF Large-Cap Growth	66,321,001	17,267,761	19,282,530	8,362,809		187,301	68,366,735
TIAA-CREF Large-Cap Value	63,500,669	7,422,824	10,381,832	3,342,311		1,082,131	62,571,976
TIAA-CREF Mid-Cap Growth	2,103,822	661,936	1,004,110	325,960		8,711	1,756,423
TIAA-CREF Mid-Cap Value	1,669,288	376,216	750,613	218,619		22,108	1,364,554
TIAA-CREF Money Market	58,956	—	—	—		—	58,956
TIAA-CREF Short-Term Bond	106,831,865	12,124,912	30,324,070	(116,482)		1,310,527	88,009,424
TIAA-CREF Small-Cap Equity	26,815,469	9,563,000	9,054,396	3,724,945		188,585	27,129,424
	$1,083,975,978	$244,007,504	$218,056,513	$38,379,263		$19,923,565	$1,112,418,978

84	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2014	cost	proceeds	gain (loss	)[a]	income	May 31, 2015
Lifecycle 2015 Fund
TIAA-CREF Bond	$372,237,572	$93,456,503	$53,192,628	$4,428,614		$9,244,872	$412,338,205
TIAA-CREF Bond Plus	184,237,639	24,198,531	11,117,629	2,701,937		5,076,089	196,311,153
TIAA-CREF Emerging Markets Debt	—	19,145,075	1,364,206	17,948		254,464	17,749,195
TIAA-CREF Emerging Markets Equity	50,749,909	10,663,934	4,629,159	359,798		641,209	54,389,698
TIAA-CREF Enhanced International Equity Index	66,357,900	15,709,192	5,666,291	3,320,687		2,293,617	71,975,909
TIAA-CREF Enhanced Large-Cap Growth Index	115,633,910	19,584,964	23,354,155	16,395,519		1,249,763	116,980,270
TIAA-CREF Enhanced Large-Cap Value Index	112,060,496	19,044,354	20,526,298	16,218,559		1,691,023	109,110,135
TIAA-CREF Global Natural Resources	14,115,776	3,273,215	1,406,155	28,040		240,978	13,605,586
TIAA-CREF Growth & Income	96,588,544	15,833,034	14,642,181	13,428,440		1,101,759	101,441,617
TIAA-CREF High-Yield	66,291,417	22,442,194	33,286,953	1,514,579		2,617,639	53,575,625
TIAA-CREF Inflation-Linked Bond	86,443,603	30,730,731	6,407,920	492,076		1,584,186	108,221,736
TIAA-CREF International Equity	71,720,947	27,723,456	18,376,186	4,949,075		1,088,653	82,109,139
TIAA-CREF International Opportunities	69,292,382	7,191,517	11,232,432	918,210		662,774	67,597,194
TIAA-CREF Large-Cap Growth	115,581,883	30,460,590	31,187,259	26,021,394		334,531	122,117,644
TIAA-CREF Large-Cap Value	110,570,486	13,478,999	14,723,659	10,317,417		1,937,236	112,856,441
TIAA-CREF Mid-Cap Growth	4,237,343	1,505,375	1,943,416	733,185		18,185	3,770,884
TIAA-CREF Mid-Cap Value	3,492,719	568,140	1,207,528	494,830		47,111	2,996,481
TIAA-CREF Money Market	143,145	—	—	—		—	143,145
TIAA-CREF Short-Term Bond	100,088,040	16,682,534	9,706,748	376,650		1,348,984	106,486,716
TIAA-CREF Small-Cap Equity	46,799,203	16,300,579	13,817,463	10,408,719		336,151	48,906,733
	$1,686,642,914	$387,992,917	$277,788,266	$113,125,677		$31,769,224	$1,802,683,506

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	85

Notes to financial statements

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2014	cost	proceeds	gain (loss	)[a]	income	May 31, 2015
Lifecycle 2020 Fund
TIAA-CREF Bond	$432,819,374	$165,478,858	$63,368,879	$5,479,884		$11,447,692	$534,722,578
TIAA-CREF Bond Plus	265,537,206	52,903,696	8,407,902	3,844,945		7,638,165	308,519,103
TIAA-CREF Emerging Markets Debt	—	29,408,380	1,415,450	21,560		390,089	27,964,271
TIAA-CREF Emerging Markets Equity	82,231,577	23,955,617	6,465,646	532,951		1,090,182	95,740,526
TIAA-CREF Enhanced International Equity Index	110,984,123	33,388,160	6,532,964	5,414,067		4,040,148	130,432,937
TIAA-CREF Enhanced Large-Cap Growth Index	191,871,024	40,666,547	27,532,282	25,577,461		2,192,377	213,812,288
TIAA-CREF Enhanced Large-Cap Value Index	185,845,682	40,616,642	24,380,065	25,105,870		2,972,201	199,396,180
TIAA-CREF Global Natural Resources	23,485,203	7,304,774	1,172,822	79,394		419,421	25,454,093
TIAA-CREF Growth & Income	160,320,929	34,885,088	17,490,643	20,639,162		1,902,636	183,959,289
TIAA-CREF High-Yield	101,368,751	36,429,826	49,773,717	3,076,719		4,118,804	85,087,339
TIAA-CREF Inflation-Linked Bond	85,827,983	35,666,088	5,895,619	545,325		1,600,474	113,129,291
TIAA-CREF International Equity	119,049,072	49,111,530	22,269,221	6,298,899		1,856,739	147,976,574
TIAA-CREF International Opportunities	114,520,343	18,711,014	14,053,869	1,236,659		1,155,076	123,699,326
TIAA-CREF Large-Cap Growth	191,881,975	55,535,005	37,830,867	39,299,715		583,881	221,990,838
TIAA-CREF Large-Cap Value	183,872,882	30,477,816	14,556,867	14,316,709		3,361,790	205,909,168
TIAA-CREF Mid-Cap Growth	8,061,533	2,726,686	2,524,494	1,491,390		36,955	8,230,434
TIAA-CREF Mid-Cap Value	6,796,303	1,527,274	1,768,641	849,923		99,791	6,863,750
TIAA-CREF Money Market	191,587	—	—	—		—	191,587
TIAA-CREF Short-Term Bond	85,802,974	26,730,602	1,197,052	120,224		1,269,883	110,821,427
TIAA-CREF Small-Cap Equity	77,674,226	30,923,911	18,765,264	17,075,364		585,462	89,175,577
	$2,428,142,747	$716,447,514	$325,402,264	$171,006,221		$46,761,766	$2,833,076,576

86	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2014	cost	proceeds	gain (loss	)[a]	income	May 31, 2015
Lifecycle 2025 Fund
TIAA-CREF Bond	$316,073,151	$150,282,105	$64,044,402	$4,343,112		$8,563,069	$402,203,093
TIAA-CREF Bond Plus	260,210,406	60,618,318	7,861,505	3,840,599		7,584,174	311,426,146
TIAA-CREF Emerging Markets Debt	—	29,938,646	1,514,059	27,419		393,632	28,399,394
TIAA-CREF Emerging Markets Equity	90,995,416	26,340,413	4,985,932	503,993		1,221,174	107,865,171
TIAA-CREF Enhanced International Equity Index	125,978,380	39,436,035	6,626,584	6,141,918		4,657,561	150,219,236
TIAA-CREF Enhanced Large-Cap Growth Index	216,250,322	49,529,363	27,733,524	28,871,294		2,506,985	248,030,325
TIAA-CREF Enhanced Large-Cap Value Index	210,026,229	50,131,617	26,258,541	28,574,812		3,406,105	230,896,463
TIAA-CREF Global Natural Resources	26,493,415	8,969,746	1,893,248	86,056		475,349	28,877,061
TIAA-CREF Growth & Income	180,871,988	40,501,417	16,596,419	22,625,097		2,170,390	211,947,764
TIAA-CREF High-Yield	125,756,792	40,428,010	47,447,759	3,595,273		5,551,210	114,698,447
TIAA-CREF Inflation-Linked Bond	37,116,815	22,792,745	1,817,959	105,553		709,558	56,961,365
TIAA-CREF International Equity	134,301,967	51,460,042	19,374,991	5,498,855		2,094,022	168,613,876
TIAA-CREF International Opportunities	128,737,394	22,435,701	14,014,302	1,257,622		1,316,699	142,448,000
TIAA-CREF Large-Cap Growth	216,537,079	61,798,443	35,878,767	42,734,994		670,398	256,483,664
TIAA-CREF Large-Cap Value	207,810,726	33,806,943	10,008,840	13,832,140		3,846,452	238,407,070
TIAA-CREF Mid-Cap Growth	9,989,507	3,446,033	2,745,929	1,873,879		46,868	10,620,443
TIAA-CREF Mid-Cap Value	8,524,379	1,743,542	1,582,917	906,203		126,684	9,086,194
TIAA-CREF Money Market	187,740	—	—	—		—	187,740
TIAA-CREF Short-Term Bond	37,118,614	18,858,340	478,197	40,419		596,481	55,262,883
TIAA-CREF Small-Cap Equity	87,694,063	33,712,174	17,488,313	18,679,984		672,646	103,028,644
	$2,420,674,383	$746,229,633	$308,352,188	$183,539,222		$46,609,457	$2,875,662,979

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	87

Notes to financial statements

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2014	cost	proceeds	gain (loss	)[a]	income	May 31, 2015
Lifecycle 2030 Fund
TIAA-CREF Bond	$209,864,237	$126,867,374	$57,939,974	$3,474,145		$5,921,628	$278,803,848
TIAA-CREF Bond Plus	210,095,960	72,646,317	8,105,675	3,302,109		6,381,553	273,315,980
TIAA-CREF Emerging Markets Debt	—	28,511,227	978,903	16,789		382,731	27,505,981
TIAA-CREF Emerging Markets Equity	95,852,318	30,006,778	5,156,017	517,556		1,296,758	115,938,476
TIAA-CREF Enhanced International Equity Index	135,444,809	43,461,285	6,228,983	6,465,553		5,049,154	163,369,243
TIAA-CREF Enhanced Large-Cap Growth Index	231,168,373	55,028,105	25,771,550	30,686,320		2,707,635	271,097,633
TIAA-CREF Enhanced Large-Cap Value Index	224,447,404	53,967,503	23,031,277	29,553,617		3,672,963	252,154,045
TIAA-CREF Global Natural Resources	28,344,729	10,116,817	2,303,423	80,799		511,825	31,105,884
TIAA-CREF Growth & Income	193,459,428	43,681,203	14,202,407	23,197,983		2,337,715	230,578,349
TIAA-CREF High-Yield	138,906,594	49,291,424	44,475,501	3,720,821		6,553,693	138,933,852
TIAA-CREF International Equity	143,160,684	53,247,048	16,873,416	4,872,790		2,250,008	181,710,483
TIAA-CREF International Opportunities	137,303,314	24,847,444	13,011,276	1,268,901		1,424,033	154,910,155
TIAA-CREF Large-Cap Growth	231,638,478	64,028,736	30,391,030	42,988,755		721,401	280,417,488
TIAA-CREF Large-Cap Value	222,145,278	36,166,331	6,607,692	13,317,502		4,137,152	258,982,398
TIAA-CREF Mid-Cap Growth	11,456,911	3,241,617	2,231,443	2,145,223		54,030	12,389,998
TIAA-CREF Mid-Cap Value	9,873,069	1,877,411	1,345,300	924,815		147,777	10,872,601
TIAA-CREF Money Market	180,563	—	—	—		—	180,563
TIAA-CREF Small-Cap Equity	93,886,903	34,274,739	14,862,108	19,259,828		723,667	112,296,960
’	$2,317,229,052	$731,261,359	$273,515,975	$185,793,506		$44,273,723	$2,794,563,937

88	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2014	cost	proceeds	gain (loss	)[a]	income	May 31, 2015
Lifecycle 2035 Fund
TIAA-CREF Bond	$97,348,080	$117,492,351	$49,642,256	$2,475,299		$3,366,961	$165,275,071
TIAA-CREF Bond Plus	141,654,456	38,585,498	13,888,601	2,489,604		4,061,241	165,549,162
TIAA-CREF Emerging Markets Debt	—	29,742,771	1,992,935	28,908		384,732	27,718,476
TIAA-CREF Emerging Markets Equity	106,507,837	34,099,844	7,578,187	750,449		1,435,330	127,684,152
TIAA-CREF Enhanced International Equity Index	152,954,117	48,048,846	8,338,648	7,562,104		5,685,475	181,937,422
TIAA-CREF Enhanced Large-Cap Growth Index	260,511,037	57,124,133	26,849,025	34,076,090		3,045,520	302,614,535
TIAA-CREF Enhanced Large-Cap Value Index	252,987,277	55,647,359	23,440,393	32,493,380		4,123,234	281,487,942
TIAA-CREF Global Natural Resources	31,866,241	10,740,445	2,293,962	98,425		577,149	34,652,178
TIAA-CREF Growth & Income	217,523,556	44,447,287	13,737,897	25,319,001		2,624,819	256,640,974
TIAA-CREF High-Yield	141,788,819	50,363,965	47,390,301	3,690,586		6,631,549	139,912,465
TIAA-CREF International Equity	161,440,700	57,136,307	19,636,702	5,801,594		2,497,776	201,084,905
TIAA-CREF International Opportunities	153,898,259	26,096,467	13,871,116	1,405,925		1,586,426	172,493,361
TIAA-CREF Large-Cap Growth	260,271,142	67,730,179	32,504,842	47,076,498		808,526	312,385,193
TIAA-CREF Large-Cap Value	250,877,470	38,376,243	8,190,387	15,488,802		4,635,006	289,145,928
TIAA-CREF Mid-Cap Growth	13,563,166	3,450,336	2,119,232	2,436,805		63,499	14,788,989
TIAA-CREF Mid-Cap Value	11,774,192	2,159,326	1,437,499	1,043,306		175,727	13,054,738
TIAA-CREF Money Market	186,513	—	—	—		—	186,513
TIAA-CREF Small-Cap Equity	105,740,004	35,352,288	13,647,117	20,960,002		814,536	126,219,741
	$2,360,892,866	$716,593,645	$286,559,100	$203,196,778		$42,517,506	$2,812,831,745

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	89

Notes to financial statements

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2014	cost	proceeds	gain (loss	)[a]	income	May 31, 2015
Lifecycle 2040 Fund
TIAA-CREF Bond Plus	$123,129,110	$98,114,170	$76,080,880	$3,915,830		$4,124,957	$144,516,234
TIAA-CREF Emerging Markets Debt	—	38,479,638	2,825,113	37,598		499,279	35,604,055
TIAA-CREF Emerging Markets Equity	147,943,801	47,486,737	8,703,481	839,498		1,996,544	179,224,473
TIAA-CREF Enhanced International Equity Index	216,059,869	65,800,775	9,817,775	10,276,505		8,017,034	256,907,123
TIAA-CREF Enhanced Large-Cap Growth Index	366,328,859	76,874,609	32,240,722	46,208,222		4,289,916	427,634,756
TIAA-CREF Enhanced Large-Cap Value Index	354,751,443	75,516,489	26,901,060	43,905,672		5,801,772	398,086,271
TIAA-CREF Global Natural Resources	44,739,857	15,832,737	3,677,120	86,682		816,838	48,881,827
TIAA-CREF Growth & Income	305,150,208	61,776,791	16,755,146	34,688,515		3,692,012	361,934,494
TIAA-CREF High-Yield	185,333,351	63,980,735	62,449,946	4,366,457		8,607,871	180,489,214
TIAA-CREF International Equity	226,592,970	80,480,274	27,285,930	8,198,467		3,485,343	282,662,286
TIAA-CREF International Opportunities	214,352,348	32,405,578	12,349,328	1,335,317		2,234,164	243,268,242
TIAA-CREF Large-Cap Growth	364,287,940	97,817,437	45,353,462	66,102,638		1,134,276	440,553,498
TIAA-CREF Large-Cap Value	351,751,567	56,631,418	12,478,255	22,295,588		6,543,914	407,131,367
TIAA-CREF Mid-Cap Growth	19,655,179	5,530,416	2,869,888	3,591,267		93,297	22,154,064
TIAA-CREF Mid-Cap Value	17,151,603	2,968,524	1,628,877	1,370,100		256,619	19,313,666
TIAA-CREF Money Market	273,442	—	—	—		—	273,442
TIAA-CREF Small-Cap Equity	148,458,630	47,045,772	15,519,749	28,038,123		1,142,274	178,242,496
	$3,085,960,177	$866,742,100	$356,936,732	$275,256,479		$52,736,110	$3,626,877,508
Lifecycle 2045 Fund
TIAA-CREF Bond Plus	$38,696,961	$38,701,302	$23,148,888	$695,284		$1,419,256	$54,014,492
TIAA-CREF Emerging Markets Debt	—	13,634,158	449,434	(10,501)		178,263	13,174,386
TIAA-CREF Emerging Markets Equity	46,318,843	26,025,037	2,906,621	(189,397)		689,899	66,975,719
TIAA-CREF Enhanced International Equity Index	67,543,365	36,502,146	2,954,431	2,642,272		2,770,640	96,243,829
TIAA-CREF Enhanced Large-Cap Growth Index	115,312,197	45,130,853	7,253,378	10,838,889		1,480,595	158,868,063
TIAA-CREF Enhanced Large-Cap Value Index	111,491,037	43,289,968	5,224,092	10,940,889		2,003,055	147,665,030
TIAA-CREF Global Natural Resources	14,186,862	7,752,011	1,153,228	(189,480)		277,963	18,066,490
TIAA-CREF Growth & Income	95,892,930	35,451,054	1,030,560	9,331,428		1,255,717	134,351,959
TIAA-CREF High-Yield	58,246,499	27,983,503	17,069,284	226,179		2,962,177	67,077,366
TIAA-CREF International Equity	70,816,942	39,504,054	6,758,322	(270,983)		1,193,079	105,277,576
TIAA-CREF International Opportunities	67,401,417	22,289,220	3,463,010	(59,121)		781,209	89,784,779
TIAA-CREF Large-Cap Growth	114,652,928	51,763,035	11,083,292	14,123,081		391,461	163,397,760
TIAA-CREF Large-Cap Value	111,024,956	38,170,920	1,772,048	5,821,517		2,261,910	151,278,305
TIAA-CREF Mid-Cap Growth	6,120,983	2,726,612	455,774	973,211		32,356	8,323,026
TIAA-CREF Mid-Cap Value	5,368,356	1,898,859	385,713	278,501		88,510	7,162,694
TIAA-CREF Money Market	81,020	—	—	—		—	81,020
TIAA-CREF Small-Cap Equity	46,698,816	23,378,301	3,314,224	6,787,855		394,057	66,164,818
	$969,854,112	$454,201,033	$88,422,299	$61,939,624		$18,180,147	$1,347,907,312

90	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss	)[a]	Dividend income	Value at May 31, 2015
Lifecycle 2050 Fund
TIAA-CREF Bond Plus	$21,812,428	$23,059,160	$13,041,905		$398,269	$818,206	$31,694,189
TIAA-CREF Emerging Markets Debt	—	7,817,966	127,930		(2,760)	102,494	7,686,306
TIAA-CREF Emerging Markets Equity	26,128,159	15,787,674	1,322,659		(100,884)	396,558	39,174,542
TIAA-CREF Enhanced International Equity Index	38,087,943	22,724,503	1,500,765		1,513,453	1,592,443	56,554,031
TIAA-CREF Enhanced Large-Cap Growth Index	64,998,415	28,201,423	3,706,959		6,230,841	851,427	92,777,333
TIAA-CREF Enhanced Large-Cap Value Index	62,844,457	27,599,116	3,165,280		6,292,702	1,152,205	86,194,279
TIAA-CREF Global Natural Resources	7,999,434	4,969,006	878,117		(150,409)	159,768	10,529,338
TIAA-CREF Growth & Income	54,052,244	22,335,550	315,385		5,371,780	721,670	78,423,220
TIAA-CREF High-Yield	32,831,958	16,749,466	9,194,595		137,325	1,706,403	39,193,456
TIAA-CREF International Equity	39,900,116	24,218,506	3,505,979		(175,041)	688,323	61,676,912
TIAA-CREF International Opportunities	37,976,638	14,607,064	2,367,344		(63,286)	449,004	52,322,322
TIAA-CREF Large-Cap Growth	64,626,764	31,995,311	5,789,409		8,101,339	225,046	95,513,657
TIAA-CREF Large-Cap Value	62,581,777	23,961,612	581,993		3,343,313	1,300,388	88,184,265
TIAA-CREF Mid-Cap Growth	3,447,250	1,598,185	182,294		558,589	18,602	4,821,272
TIAA-CREF Mid-Cap Value	3,025,997	1,227,876	237,537		160,039	50,968	4,180,971
TIAA-CREF Money Market	41,882	—	—		—	—	41,882
TIAA-CREF Small-Cap Equity	26,324,831	14,705,331	2,078,445		3,891,970	226,080	38,621,332
	$546,680,293	$281,557,749	$47,996,596		$35,507,240	$10,459,585	$787,589,307
Lifecycle 2055 Fund
TIAA-CREF Bond Plus	$3,125,681	$4,523,368	$1,938,442		$63,360	$131,296	$5,688,437
TIAA-CREF Emerging Markets Debt	—	1,395,145	15,543		(352)	17,189	1,380,326
TIAA-CREF Emerging Markets Equity	3,751,860	3,802,301	316,349		(25,975)	63,187	7,029,644
TIAA-CREF Enhanced International Equity Index	5,489,168	5,459,615	333,102		236,800	253,984	10,218,870
TIAA-CREF Enhanced Large-Cap Growth Index	9,313,507	7,697,713	896,441		985,765	136,204	16,643,779
TIAA-CREF Enhanced Large-Cap Value Index	9,004,890	7,495,548	874,185		994,922	183,704	15,462,422
TIAA-CREF Global Natural Resources	1,145,846	1,129,557	146,418		(22,489)	25,869	1,879,087
TIAA-CREF Growth & Income	7,745,067	6,181,444	286,934		850,819	114,539	14,030,132
TIAA-CREF High-Yield	4,704,638	3,772,556	1,229,936		29,399	273,662	7,069,044
TIAA-CREF International Equity	5,698,564	5,709,847	595,039		(43,518)	110,421	11,073,649
TIAA-CREF International Opportunities	5,409,787	4,012,828	439,028		(20,907)	71,558	9,396,288
TIAA-CREF Large-Cap Growth	9,260,387	8,205,504	1,148,786		1,274,352	36,088	17,062,381
TIAA-CREF Large-Cap Value	8,967,282	6,896,133	395,409		528,641	207,399	15,835,067
TIAA-CREF Mid-Cap Growth	501,657	452,595	72,642		87,368	2,966	875,505
TIAA-CREF Mid-Cap Value	433,592	341,465	48,065		25,353	8,124	753,708
TIAA-CREF Money Market	6,591	—	—		—	—	6,591
TIAA-CREF Small-Cap Equity	3,772,276	3,667,826	471,322		611,973	36,159	6,923,839
	$78,330,793	$70,743,445	$9,207,641		$5,575,511	$1,672,349	$141,328,769

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	91

Notes to financial statements

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2014	cost	proceeds	gain (loss	)[a]	income	May 31, 2015
Lifecycle 2060 Fund*
TIAA-CREF Bond Plus	$—	$696,510	$248,410	$7,525		$9,200	$449,483
TIAA-CREF Emerging Markets Debt	—	121,131	8,591	(226)		1,543	112,388
TIAA-CREF Emerging Markets Equity	—	606,579	22,893	(621)		6,283	564,891
TIAA-CREF Enhanced International Equity Index	—	863,432	30,332	24,834		25,090	816,321
TIAA-CREF Enhanced Large-Cap Growth Index	—	1,423,810	76,872	98,679		13,451	1,355,454
TIAA-CREF Enhanced Large-Cap Value Index	—	1,400,780	91,630	97,579		18,306	1,262,541
TIAA-CREF Global Natural Resources	—	182,812	11,179	(1,166)		2,527	154,991
TIAA-CREF Growth & Income	—	1,204,725	65,473	84,448		6,150	1,145,214
TIAA-CREF High-Yield	—	635,398	59,575	4,351		17,470	570,950
TIAA-CREF International Equity	—	931,587	103,787	1,014		10,876	893,198
TIAA-CREF International Opportunities	—	769,957	61,135	597		7,011	764,702
TIAA-CREF Large-Cap Growth	—	1,493,550	106,497	127,846		3,562	1,398,843
TIAA-CREF Large-Cap Value	—	1,323,529	36,095	51,642		20,501	1,290,790
TIAA-CREF Mid-Cap Growth	—	80,372	6,197	8,594		294	71,547
TIAA-CREF Mid-Cap Value	—	65,630	6,254	2,597		811	61,259
TIAA-CREF Money Market	—	100	—	—		—	100
TIAA-CREF Small-Cap Equity	—	620,533	53,705	62,848		3,576	560,263
	$—	$12,420,435	$988,625	$570,541		$146,651	$11,472,935

*	The Fund commenced operations on September 26, 2014.
[a]	Includes realized gain distributions received.

Note 4—investments

Net Unrealized appreciation (Depreciation): At May 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Retirement Income	$342,128,043	$28,955,234	$(231,137)	$28,724,097
Lifecycle 2010	982,052,335	131,103,615	(736,972)	130,366,643
Lifecycle 2015	1,698,470,579	116,056,968	(11,844,041)	104,212,927
Lifecycle 2020	2,629,912,296	218,414,109	(15,249,829)	203,164,280
Lifecycle 2025	2,628,813,432	262,615,681	(15,766,134)	246,849,547
Lifecycle 2030	2,508,143,941	301,096,710	(14,676,714)	286,419,996
Lifecycle 2035	2,483,355,462	344,579,997	(15,103,714)	329,476,283
Lifecycle 2040	3,148,449,844	499,414,180	(20,986,516)	478,427,664
Lifecycle 2045	1,181,532,477	168,418,572	(2,043,737)	166,374,835
Lifecycle 2050	697,045,097	91,786,479	(1,242,269)	90,544,210
Lifecycle 2055	132,555,885	9,047,357	(274,473)	8,772,884
Lifecycle 2060	11,436,574	138,318	(101,957)	36,361

92	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2015 were as follows:

Fund	Purchases	Sales
Lifecycle Retirement Income	$132,105,184	$63,842,013
Lifecycle 2010	244,007,504	218,056,513
Lifecycle 2015	387,992,917	277,788,266
Lifecycle 2020	716,447,514	325,402,264
Lifecycle 2025	746,229,633	308,352,188
Lifecycle 2030	731,261,359	273,515,975
Lifecycle 2035	716,593,645	286,559,100
Lifecycle 2040	866,742,100	356,936,732
Lifecycle 2045	454,201,033	88,422,299
Lifecycle 2050	281,557,749	47,996,596
Lifecycle 2055	70,743,445	9,207,641
Lifecycle 2060	12,603,107	1,171,929

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2015 and May 31, 2014 was as follows:

	5/31/2015
Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Retirement Income	$8,296,812	$3,833,564	$12,130,376
Lifecycle 2010	31,515,393	19,629,662	51,145,055
Lifecycle 2015	46,591,143	73,303,625	119,894,768
Lifecycle 2020	70,226,984	101,276,226	171,503,210
Lifecycle 2025	72,440,742	102,002,465	174,443,207
Lifecycle 2030	70,951,027	100,896,766	171,847,793
Lifecycle 2035	71,420,312	109,452,099	180,872,411
Lifecycle 2040	92,757,430	146,441,254	239,198,684
Lifecycle 2045	32,176,209	23,026,201	55,202,410
Lifecycle 2050	18,242,532	12,844,748	31,087,280
Lifecycle 2055	2,854,554	1,644,054	4,498,608
Lifecycle 2060	260,025	—	260,025

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	93

Notes to financial statements

	5/31/2014
Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Retirement Income	$7,055,820	$2,089,903	$9,145,723
Lifecycle 2010	31,232,087	7,787,214	39,019,301
Lifecycle 2015	44,344,789	54,067,325	98,412,114
Lifecycle 2020	63,509,333	67,508,952	131,018,285
Lifecycle 2025	66,098,275	66,828,455	132,926,730
Lifecycle 2030	67,137,431	64,003,293	131,140,724
Lifecycle 2035	70,313,932	68,767,381	139,081,313
Lifecycle 2040	95,753,146	96,808,530	192,561,676
Lifecycle 2045	27,556,468	6,449,207	34,005,675
Lifecycle 2050	15,207,533	3,480,279	18,687,812
Lifecycle 2055	1,894,724	332,657	2,227,381

As of May 31, 2015, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Capital loss carryover	Total
Lifecycle Retirement Income	$746,697	$6,760,376	$28,724,098		$—	$36,231,171
Lifecycle 2010	7,008,823	24,685,016	130,366,645		—	162,060,484
Lifecycle 2015	8,081,086	71,587,601	104,212,928		—	183,881,615
Lifecycle 2020	11,364,392	112,565,601	203,164,282		—	327,094,275
Lifecycle 2025	10,612,986	122,778,155	246,849,547		—	380,240,688
Lifecycle 2030	8,964,563	125,727,038	286,419,995		—	421,111,596
Lifecycle 2035	6,900,439	136,733,474	329,476,285		—	473,110,198
Lifecycle 2040	6,267,753	190,011,033	478,427,665		—	674,706,451
Lifecycle 2045	2,990,630	48,453,914	166,374,833		—	217,819,377
Lifecycle 2050	1,614,443	27,875,981	90,544,210		(89,883)	119,944,751
Lifecycle 2055	291,944	4,433,809	8,772,884		—	13,498,637
Lifecycle 2060	35,309	436,429	36,361		—	508,099

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of capital loss carryovers, and the treatment of short term gain as ordinary income for tax purposes.

At May 31, 2015, the following Funds had capital loss carryovers, which will expire as follows:

	Date of expiration
Fund	5/31/2018	Total
Lifecycle 2050	$89,883	$89,883

94	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

For the year ended May 31, 2015, the Lifecycle 2050 Fund utilized $108,817 of its capital loss carryover available from prior years.

Due to large shifts in the ownership percentage of the Lifecycle 2050 Fund during the fiscal year ended September 30, 2009, the future utilization of the Lifecycle 2050 Fund’s capital losses and capital loss carryovers may be subject to limitations under the Internal Revenue Code and Regulations thereunder.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2015, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	95

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Retirement Income Fund, Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund, Lifecycle 2055 Fund, and Lifecycle 2060 Fund (twelve of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) at May 31, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2015 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2015

96	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2015

Trustees

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	82	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	82	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; and Independent Trustee, Lazard Alternative Emerging Markets 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	82	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	97

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2015

Trustees — continued

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	82	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1943	Trustee	Indefinite term. Trustee since 1999.	Principal, NL Jacob Consultant (economic and business consultant) (since 2012); President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	82	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	82	Director, Aflac Insurance. Inc., Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.

98	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	82	Director, Arnhold and
					S. Bleichroeder Holdings; First Eagle Investment Management, LLC; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance, Prep for Prep; and Close Brothers Group plc.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	82	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	82	Director, SCANA Corporation (energy holding company).

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	99

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2015

Trustees — concluded

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	82	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Managing Director, Senior Compliance officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).

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Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Chief Executive Officer of TIAA-CREF Asset Management LLC (“TCAM”) and Executive Vice President of the TIAA-CREF Fund Complex.
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President and President of Asset Management of TIAA. Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	101

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2015

Officers — concluded

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President, since 2006.	Executive Vice President, President of Retirement and Individual Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Weaver served as Senior Vice President, The Hartford Financial Services Group, Inc.

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by calling 800 223–1200.

102	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each TIAA-CREF Lifecycle Funds’ series (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 12, 2015 and March 26, 2015, at which it considered the annual renewal of the Agreement with respect to each Lifecycle Fund other than the Lifecycle 2060 Fund using its previously-established process. (The Board did not consider the renewal of the Agreement for the Lifecycle 2060 Fund at these meetings because the Fund’s Agreement was initially approved in mid-2014 with a two-year term. Accordingly, in the discussion below, the references to “Funds” do not include the Lifecycle 2060 Fund.) As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2014 renewal process. During a series of meetings held prior to the March 12 and March 26, 2015 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

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Renewal of investment management agreement (unaudited)

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios and short-term and long-term investment performance. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Lipper (and not TAI).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this regard, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 12 and March 26, 2015, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of TAI; (8) a copy of

104	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2015, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI and its affiliates also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”), the TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that invest

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	105

Renewal of investment management agreement (unaudited)

their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate action, if any, had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2014. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI

106	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

to maintain and improve the quality of services provided to the Funds. The Board also noted TAI’s waiver of the entire amount of each Fund’s management fees since their inception. The Board also acknowledged certain permanent fee rate reductions, temporary fee waivers and reimbursements of expenses above specified amounts undertaken by TAI with respect to the underlying funds in which the Funds invest that, in turn, reduce the Funds’ expenses. The Board considered that TAI had incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2014, and expected this trend to continue. The Board also considered that TAI may have indirect earnings or losses with respect to the Funds based on the Funds’ investment in underlying funds also managed by TAI.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, especially any effect of the purchase of Nuveen Investments by TAI’s parent on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a loss, and has waived the entire amount of its management fee since inception, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	107

Renewal of investment management agreement (unaudited)

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board noted that TAI provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, the TIAA-CREF Lifecycle Index Funds, which also have an annual management fee rate of 0.10%, with partial, voluntary waivers for some of these funds, and the TIAA-CREF Managed Allocation Fund, for which TAI receives no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts, the Life Funds and other series of the Trust. TAI and the Funds may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Funds may be utilized as investment options for other products and businesses of TAI and its affiliates, such as variable products.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2014. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2014 under the Agreement.

108	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Lifecycle Retirement Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”). With respect to both the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 3 funds within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 1st quintile of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) for each of the one-, three- and five-year periods. The Fund was in the 2nd, 1st and 1st quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle 2010 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 5 and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period and ranked 1 out of 5 and 1 out of 4 funds within its Performance Group for the three- and five-year periods, respectively. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for each of the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	109

Renewal of investment management agreement (unaudited)

Lifecycle 2015 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd and 1st quintiles of its Performance Group for the one-and three-year periods, respectively, and ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle 2020 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd, 1st and 1st quintiles of its Performance Group for the one-, three-and five-year periods, respectively. The Fund was in the 3rd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle 2025 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and

110	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

contractual management fee, the Fund ranked 1 out of 5 and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th, 2nd and 1st quintiles of its Performance Group for the one-, three-and five-year periods, respectively. The Fund was in the 3rd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle 2030 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th, 1st and 2nd quintiles of its Performance Group for the one-, three-and five-year periods, respectively. The Fund was in the 4th, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle 2035 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2015.
•	The Fund’s total expenses and actual management fee (including the waiver) were each in the 1st quintile of its Expense Group. With respect to the Fund’s contractual management fee, the Fund ranked 2 out of 5 funds within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th, 1st and 1st quintiles of both its Performance Group and its Performance Universe for the one-, three-and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	111

Renewal of investment management agreement (unaudited)

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle 2040 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 5 and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th, 1st and 1st quintiles of both its Performance Group and its Performance Universe for the one-, three-and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle 2045 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 5 and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th, 1st and 2nd quintiles of its Performance Group for the one-, three-and five-year periods, respectively. The Fund was in the 4th, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle 2050 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2015.

112	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th, 2nd and 2nd quintiles of its Performance Group for the one-, three-and five-year periods, respectively. The Fund was in the 4th, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle 2055 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 3 funds within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 3rd quintile of its Performance Group for the one-year period and ranked 1 out of 4 funds within its Performance Group for the three-year period. The Fund was in the 4th and 1st quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	113

Important tax information (unaudited)

TIAA-CREF Lifecycle Funds

For the year ended May 31, 2015, the Lifecycle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Long-term
Fund	capital gains
Lifecycle Retirement Income	$4,251,602
Lifecycle 2010	19,629,662
Lifecycle 2015	73,303,625
Lifecycle 2020	101,276,226
Lifecycle 2025	102,002,465
Lifecycle 2030	100,896,766
Lifecycle 2035	109,452,099
Lifecycle 2040	146,441,254
Lifecycle 2045	23,026,201
Lifecycle 2050	12,844,748
Lifecycle 2055	1,644,054
Lifecycle 2060	—

For the year ended May 31, 2015, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifecycle Retirement Income	20.45%
Lifecycle 2010	19.97%
Lifecycle 2015	24.38%
Lifecycle 2020	27.58%
Lifecycle 2025	30.41%
Lifecycle 2030	33.48%
Lifecycle 2035	37.44%
Lifecycle 2040	40.90%
Lifecycle 2045	39.99%
Lifecycle 2050	40.41%
Lifecycle 2055	40.22%
Lifecycle 2060	39.17%

For the year ended May 31, 2015, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifecycle Retirement Income	12.83%
Lifecycle 2010	12.41%
Lifecycle 2015	15.24%
Lifecycle 2020	17.32%
Lifecycle 2025	19.17%
Lifecycle 2030	22.59%
Lifecycle 2035	23.72%
Lifecycle 2040	25.99%
Lifecycle 2045	25.40%
Lifecycle 2050	25.68%
Lifecycle 2055	25.57%
Lifecycle 2060	25.53%

114	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

Important tax information (unaudited)	concluded

TIAA-CREF Lifecycle Funds

For the year ended May 31, 2015, the Lifecycle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

	Foreign	Foreign source
Fund	source income	income per share
Lifecycle Retirement Income Fund	$506,208	$0.01720
Lifecycle Fund 2010	1,835,760	0.02126
Lifecycle Fund 2015	3,264,804	0.02225
Lifecycle Fund 2020	5,668,232	0.02581
Lifecycle Fund 2025	6,460,850	0.02941
Lifecycle Fund 2030	6,964,589	0.03278
Lifecycle Fund 2035	7,787,117	0.03663
Lifecycle Fund 2040	10,933,612	0.04030
Lifecycle Fund 2045	3,775,670	0.03771
Lifecycle Fund 2050	2,171,764	0.03755
Lifecycle Fund 2055	346,874	0.04167
Lifecycle Fund 2060	34,227	0.03388

For the year ended May 31, 2015, the Lifecycle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

	Foreign taxes	Foreign taxes
Fund	paid	paid per share
Lifecycle Retirement Income Fund	$45,981	$0.00156
Lifecycle Fund 2010	165,681	0.00192
Lifecycle Fund 2015	293,018	0.00200
Lifecycle Fund 2020	505,467	0.00230
Lifecycle Fund 2025	573,098	0.00261
Lifecycle Fund 2030	615,717	0.00290
Lifecycle Fund 2035	686,141	0.00323
Lifecycle Fund 2040	961,226	0.00354
Lifecycle Fund 2045	332,032	0.00332
Lifecycle Fund 2050	191,004	0.00330
Lifecycle Fund 2055	30,508	0.00367
Lifecycle Fund 2060	3,011	0.00298

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2015, which will be reported in conjunction with your 2015 Form 1099-DIV.

By early 2016, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	115

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

116	2015 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifecycle Funds ■ 2015 Annual Report	117

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2015 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206

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C23862	A11067 (7/15)

2015 Annual Report

TIAA-CREF
Lifecycle Index Funds

of the TIAA-CREF Funds

May 31, 2015

Understanding your Lifecycle Index Funds report

This annual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2015. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the TIAA-CREF underlying funds in which each fund had investments as of May 31, 2015.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252. We urge you to read the prospectus carefully before investing.

2	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Index Funds begin on page 36 of this report. You can also obtain lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	3

About the funds’ composite benchmarks

Each Lifecycle Index fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East—and in 23 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 9, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2014–May 31, 2015).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	5

Important information about expenses

Expense examples

Six months ended May 31, 2015

Lifecycle Index Funds Institutional Class	Beginning account value (12/1/14)	Ending account value (5/31/15)	Expenses paid during period (12/1/14–5/31/15	* )	Effective expenses paid during period (12/1/14–5/31/15	† )
Retirement Income Fund actual return	$1,000.00	$1,021.38	$0.20		$0.76
5% annual hypothetical return	1,000.00	1,024.73	0.20		0.76
2010 Fund actual return	1,000.00	1,022.72	0.20		0.76
5% annual hypothetical return	1,000.00	1,024.73	0.20		0.76
2015 Fund actual return	1,000.00	1,024.70	0.25		0.76
5% annual hypothetical return	1,000.00	1,024.68	0.25		0.76

2020 Fund actual return	1,000.00	1,027.35	0.30		0.76
5% annual hypothetical return	1,000.00	1,024.63	0.30		0.76
2025 Fund actual return	1,000.00	1,029.62	0.35		0.81
5% annual hypothetical return	1,000.00	1,024.58	0.35		0.81
2030 Fund actual return	1,000.00	1,031.88	0.35		0.76
5% annual hypothetical return	1,000.00	1,024.58	0.35		0.76
2035 Fund actual return	1,000.00	1,033.30	0.41		0.76
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.76
2040 Fund actual return	1,000.00	1,035.96	0.41		0.76
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.76
2045 Fund actual return	1,000.00	1,035.84	0.41		0.76
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.76
2050 Fund actual return	1,000.00	1,036.01	0.41		0.76
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.76
2055 Fund actual return	1,000.00	1,036.04	0.41		0.76
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.76
2060 Fund actual return	1,000.00	1,036.12	0.41		0.76
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.76

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.04% for the Retirement Income and 2010 Funds; 0.05% for the 2015 Fund; 0.06% for the 2020 Fund; 0.07% for the 2025 and 2030 Funds; and 0.08% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds.

6	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.15% for the Retirement Income, 2010, 2015, 2020, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.16% for the 2025 Fund.

Expense examples

Six months ended May 31, 2015

Lifecycle Index Funds Premier Class	Beginning account value (12/1/14)	Ending account value (5/31/15)	Expenses paid during period (12/1/14–5/31/15	* )	Effective expenses paid during period (12/1/14–5/31/15	† )
Retirement Income Fund actual return	$1,000.00	$1,019.82	$0.96		$1.51
5% annual hypothetical return	1,000.00	1,023.98	0.96		1.51
2010 Fund actual return	1,000.00	1,022.02	0.96		1.51
5% annual hypothetical return	1,000.00	1,023.98	0.96		1.51
2015 Fund actual return	1,000.00	1,023.28	1.01		1.51
5% annual hypothetical return	1,000.00	1,023.93	1.01		1.51
2020 Fund actual return	1,000.00	1,026.02	1.06		1.52
5% annual hypothetical return	1,000.00	1,023.88	1.06		1.51
2025 Fund actual return	1,000.00	1,028.30	1.11		1.57
5% annual hypothetical return	1,000.00	1,023.83	1.11		1.56
2030 Fund actual return	1,000.00	1,031.23	1.11		1.52
5% annual hypothetical return	1,000.00	1,023.83	1.11		1.51
2035 Fund actual return	1,000.00	1,033.25	1.17		1.52
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.51
2040 Fund actual return	1,000.00	1,035.27	1.17		1.52
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.51
2045 Fund actual return	1,000.00	1,035.18	1.17		1.52
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.51
2050 Fund actual return	1,000.00	1,035.40	1.17		1.52
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.51
2055 Fund actual return	1,000.00	1,034.81	1.17		1.52
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.51
2060 Fund actual return	1,000.00	1,035.72	1.17		1.52
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.51

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	7

Important information about expenses

182/365. There were 182 days in the six months ended May 31, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.19% for the Retirement Income and 2010 Funds; 0.20% for the 2015 Fund; 0.21% for the 2020 Fund; 0.22% for the 2025 and 2030 Funds; and 0.23% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.30% for the Retirement Income, 2010, 2015, 2020, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.31% for the 2025 Fund.

Expense examples

Six months ended May 31, 2015

Lifecycle Index Funds Retirement Class	Beginning account value (12/1/14)	Ending account value (5/31/15)	Expenses paid during period* (12/1/14–5/31/15)	Effective expenses paid during period† (12/1/14–5/31/15)
Retirement Income Fund actual return	$1,000.00	$1,019.44	$1.46	$2.01
5% annual hypothetical return	1,000.00	1,023.49	1.46	2.02
2010 Fund actual return	1,000.00	1,021.56	1.46	2.02
5% annual hypothetical return	1,000.00	1,023.49	1.46	2.02
2015 Fund actual return	1,000.00	1,023.51	1.51	2.02
5% annual hypothetical return	1,000.00	1,023.44	1.51	2.02
2020 Fund actual return	1,000.00	1,025.16	1.57	2.02
5% annual hypothetical return	1,000.00	1,023.39	1.56	2.02
2025 Fund actual return	1,000.00	1,027.99	1.62	2.07
5% annual hypothetical return	1,000.00	1,023.34	1.61	2.07
2030 Fund actual return	1,000.00	1,029.79	1.62	2.02
5% annual hypothetical return	1,000.00	1,023.34	1.61	2.02
2035 Fund actual return	1,000.00	1,032.87	1.67	2.03
5% annual hypothetical return	1,000.00	1,023.29	1.66	2.02
2040 Fund actual return	1,000.00	1,034.38	1.67	2.03
5% annual hypothetical return	1,000.00	1,023.29	1.66	2.02
2045 Fund actual return	1,000.00	1,034.25	1.67	2.03
5% annual hypothetical return	1,000.00	1,023.29	1.66	2.02
2050 Fund actual return	1,000.00	1,034.51	1.67	2.03
5% annual hypothetical return	1,000.00	1,023.29	1.66	2.02

8	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Lifecycle Index Funds Retirement Class	Beginning account value (12/1/14)	Ending account value (5/31/15)	Expenses paid during period (12/1/14–5/31/15	* )	Effective expenses paid during period (12/1/14–5/31/15	† )
2055 Fund actual return	$1,000.00	$1,034.58	$1.67		$2.03
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.02
2060 Fund actual return	1,000.00	1,034.46	1.67		2.03
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.02

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.29% for the Retirement Income and 2010 Funds; 0.30% for the 2015 Fund; 0.31% for the 2020 Fund; 0.32% for the 2025 and 2030 Funds; and 0.33% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.40% for the Retirement Income, 2010, 2015, 2020, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.41% for the 2025 Fund.

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	9

Investment results of the Lifecycle Index Funds

Performance for the twelve months ended May 31, 2015

The eleven TIAA-CREF Lifecycle Index Funds that were in operation for the entire twelve-month period achieved solid results that approximated the performance of their respective composite benchmarks. Returns ranged from 4.35% for the Retirement Income Fund to 7.33% for the 2055 Fund. The tables on the following pages show returns for all share classes of the funds.

While lower, the funds’ returns were similar to those of their benchmarks, which represent market performance without any fees or expenses. The difference between the individual Lifecycle Index Funds’ returns and those of their respective benchmarks ranged from 0.33 of a percentage point for the 2055 Fund to 0.45 of a percentage point for the 2010 Fund. The 2060 Fund, launched on September 26, 2014, gained 6.14% for the period ended May 31, 2015. (All results are for the Retirement Class.)

U.S. markets rise amid volatility and mixed economic data

The domestic economy showed signs of life throughout much of the twelve-month period relative to many international markets’ economies but tapered off in 2015. Real gross domestic product, which measures the value of all goods and services produced in the nation, decreased 0.2% in the first calendar quarter of 2015. However, the national unemployment rate registered at 5.5% in the final month of the reporting period—down from 6.3% in May 2014. The U.S. dollar rose sharply against most foreign currencies, and inflation remained subdued.

Investors then turned their attention to when the U.S. central bank might start raising short-term interest rates. Conversely, central banks in some European markets, Japan and China boosted efforts to stimulate their sluggish economies, which helped fuel demand for equities in various international markets.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 11.86%. The MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 21 developed market nations outside North America and in 23 emerging market nations, returned –0.38% in U.S. dollars, but gained 15.75% in local currency terms.

10	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

The broad investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, rose 3.03% for the period. Inflation-indexed bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L) lost 0.47%.

Strong results from stocks lift the funds’ returns higher

Each of the eleven Lifecycle Index Funds operating for the entire period advanced for the twelve months, fueled by gains in U.S. equities. Funds with greater exposure to U.S. stocks had higher returns.

The Lifecycle Index Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-linked assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes. Those underlying funds may include the TIAA-CREF Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund, the Bond Index Fund and the Inflation-Linked Bond Fund.

For the twelve months, the absolute returns of the funds—that is, without regard to the performance of their respective composite benchmarks—were driven by gains in the U.S. equity and fixed-income sectors. The Equity Index and the Bond Index funds were strong contributors. Conversely, absolute returns were constrained by weaker performance from the emerging market equity and inflation-linked asset sectors.

As a result, those Lifecycle Index Funds with larger allocations to the U.S. equity sector had higher returns than those with larger allocations to the fixed-income and inflation-linked asset sectors. For example, both the 2050 and 2055 funds, each with about 90% of their portfolios invested in equity-based funds, returned 7.25% and 7.33%, respectively, while the Retirement Income Fund, with 40% of its assets allocated to equities, returned 4.35%.

(Performance of the Lifecycle Index Funds’ underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	11

Lifecycle Index Retirement Income Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
Lifecycle Index Retirement				since
Income Fund	Inception date	1 year	5 years	inception
Institutional Class	9/30/2009	4.66%	8.10%	7.66%
Premier Class	9/30/2009	4.50	7.93	7.50
Retirement Class	9/30/2009	4.35	7.84	7.39
Lifecycle Index Retirement
Income Fund Composite Index*	—	4.79	8.25	7.85	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.14	†
Russell 3000® Index	—	11.86	16.54	15.56	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2015, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

12	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	28.1%	28.0%
International equity	11.7	12.0
Fixed income
Fixed income	50.0	50.0
Inflation-protected assets	10.1	10.0
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	13

Lifecycle Index 2010 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
				since
Lifecycle Index 2010 Fund	Inception date	1 year	5 years	inception
Institutional Class	9/30/2009	4.96%	8.87%	8.32%
Premier Class	9/30/2009	4.89	8.73	8.16
Retirement Class	9/30/2009	4.70	8.61	8.04
Lifecycle Index 2010 Fund
Composite Index*	—	5.15	9.04	8.50	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.14	†
Russell 3000® Index	—	11.86	16.54	15.56	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2015, the Lifecycle Index 2010 Fund Composite Index consisted of: 46.9% Barclays U.S. Aggregate Bond Index; 31.6% Russell 3000 Index; 13.5% MSCI EAFE+EM Index; and 8.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

14	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	31.7%	31.5%
International equity	13.3	13.5
Fixed income
Fixed income	46.9	47.0
Inflation-protected assets	7.9	8.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	15

Lifecycle Index 2015 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
				since
Lifecycle Index 2015 Fund	Inception date	1 year	5 years	inception
Institutional Class	9/30/2009	5.37%	9.56%	8.87%
Premier Class	9/30/2009	5.16	9.40	8.71
Retirement Class	9/30/2009	5.12	9.31	8.60
Lifecycle Index 2015 Fund
Composite Index*	—	5.49	9.73	9.06	†
Broad market index
Russell 3000® Index	—	11.86	16.54	15.56	†
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.14	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2015, the Lifecycle Index 2015 Fund Composite Index consisted of: 43.9% Barclays U.S. Aggregate Bond Index; 35.1% Russell 3000 Index; 15.0% MSCI EAFE+EM Index; and 6.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

16	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	35.3%	35.0%
International equity	14.8	15.0
Fixed income
Fixed income	43.9	44.0
Inflation-protected assets	5.9	6.0
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	17

Lifecycle Index 2020 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
				since
Lifecycle Index 2020 Fund	Inception date	1 year	5 years	inception
Institutional Class	9/30/2009	5.90%	10.42%	9.58%
Premier Class	9/30/2009	5.70	10.23	9.40
Retirement Class	9/30/2009	5.55	10.14	9.30
Lifecycle Index 2020 Fund
Composite Index*	—	5.97	10.57	9.75	†
Broad market index
Russell 3000® Index	—	11.86	16.54	15.56	†
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.14	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2015, the Lifecycle Index 2020 Fund Composite Index consisted of: 40.7% Russell 3000 Index; 37.9% Barclays U.S. Aggregate Bond Index; 17.4% MSCI EAFE+EM Index; and 4.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

18	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	40.8%	40.6%
International equity	17.2	17.4
Fixed income
Fixed income	37.9	38.0
Inflation-protected assets	4.0	4.0
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	19

Lifecycle Index 2025 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
				since
Lifecycle Index 2025 Fund	Inception date	1 year	5 years	inception
Institutional Class	9/30/2009	6.31%	11.24%	10.27%
Premier Class	9/30/2009	6.11	11.08	10.09
Retirement Class	9/30/2009	6.02	10.96	9.99
Lifecycle Index 2025 Fund
Composite Index*	—	6.45	11.40	10.43	†
Broad market index
Russell 3000® Index	—	11.86	16.54	15.56	†
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.14	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2015, the Lifecycle Index 2025 Fund Composite Index consisted of: 46.3% Russell 3000 Index; 31.9% Barclays U.S. Aggregate Bond Index; and 19.8% MSCI EAFE+EM Index; and 2.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

20	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	46.4%	46.2%
International equity	19.5	19.8
Fixed income
Fixed income	31.9	32.0
Inflation-protected assets	2.0	2.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	21

Lifecycle Index 2030 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
				since
Lifecycle Index 2030 Fund	Inception date	1 year	5 years	inception
Institutional Class	9/30/2009	6.77%	12.09%	10.97%
Premier Class	9/30/2009	6.65	11.92	10.80
Retirement Class	9/30/2009	6.51	11.79	10.68
Lifecycle Index 2030 Fund
Composite Index*	—	6.91	12.24	11.11	†

Broad market index
Russell 3000®Index	—	11.86	16.54	15.56	†
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.14	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2015, the Lifecycle Index 2030 Fund Composite Index consisted of: 51.9% Russell 3000 Index; 25.9% Barclays U.S. Aggregate Bond Index; and 22.2% MSCI EAFE+EM Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

22	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	52.0%	51.8%
International equity	21.9	22.2
Fixed income	25.9	26.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	23

Lifecycle Index 2035 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
				since
Lifecycle Index 2035 Fund	Inception date	1 year	5 years	inception
Institutional Class	9/30/2009	7.14%	12.87%	11.61%
Premier Class	9/30/2009	7.02	12.72	11.44
Retirement Class	9/30/2009	6.92	12.60	11.33
Lifecycle Index 2035 Fund
Composite Index*	—	7.30	13.05	11.77	†
Broad market index
Russell 3000® Index	—	11.86	16.54	15.56	†
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.14	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2015, the Lifecycle Index 2035 Fund Composite Index consisted of: 57.5% Russell 3000 Index; 24.6% MSCI EAFE+EM Index; and 17.9% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

24	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	57.7%	57.4%
International equity	24.2	24.6
Fixed income	17.9	18.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	25

Lifecycle Index 2040 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
				since
Lifecycle Index 2040 Fund	Inception date	1 year	5 years	inception
Institutional Class	9/30/2009	7.55%	13.30%	11.97%
Premier Class	9/30/2009	7.36	13.12	11.80
Retirement Class	9/30/2009	7.28	13.01	11.69
Lifecycle Index 2040 Fund
Composite Index*	—	7.66	13.46	12.12	†
Broad market index
Russell 3000® Index	—	11.86	16.54	15.56	†
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.14	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2015, the Lifecycle Index 2040 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

26	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	63.1%	63.0%
International equity	26.6	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.3	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	27

Lifecycle Index 2045 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
				since
Lifecycle Index 2045 Fund	Inception date	1 year	5 years	inception
Institutional Class	9/30/2009	7.56%	13.30%	11.96%
Premier Class	9/30/2009	7.44	13.13	11.80
Retirement Class	9/30/2009	7.29	13.02	11.68
Lifecycle Index 2045 Fund
Composite Index*	—	7.66	13.46	12.12	†
Broad market index
Russell 3000® Index	—	11.86	16.54	15.56	†
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.14	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2015, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

28	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	62.9%	63.0%
International equity	26.7	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.4	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	29

Lifecycle Index 2050 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
				since
Lifecycle Index 2050 Fund	Inception date	1 year	5 years	inception
Institutional Class	9/30/2009	7.58%	13.30%	11.98%
Premier Class	9/30/2009	7.40	13.14	11.81
Retirement Class	9/30/2009	7.25	13.00	11.68
Lifecycle Index 2050 Fund
Composite Index*	—	7.66	13.46	12.12	†
Broad market index
Russell 3000® Index	—	11.86	16.54	15.56	†
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	4.14	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2015, the Lifecycle Index 2050 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

30	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	62.9%	63.0%
International equity	26.6	27.0
Fixed income	9.9	10.0
Other assets & liabilities, net	0.6	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	31

Lifecycle Index 2055 Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
Lifecycle Index 2055 Fund	Inception date	1 year	since inception
Institutional Class	4/29/2011	7.47%	9.83%
Premier Class	4/29/2011	7.35	9.67
Retirement Class	4/29/2011	7.33	9.57
Lifecycle Index 2055 Fund
Composite Index*	—	7.66	9.96	†
Broad market index
Russell 3000® Index	—	11.86	13.42	†
Barclays U.S. Aggregate Bond Index	—	3.03	3.67	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2015, the Lifecycle Index 2055 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

32	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

$10,000 invested at fund’s inception

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	62.7%	63.0%
International equity	26.6	27.0
Fixed income	9.9	10.0
Other assets & liabilities, net	0.8	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	33

Lifecycle Index 2060 Fund

Performance as of May 31, 2015

		Total return
Lifecycle Index 2060 Fund	Inception date	since inception
Institutional Class	9/26/2014	6.31%
Premier Class	9/26/2014	6.26
Retirement Class	9/26/2014	6.14
Lifecycle Index 2060 Fund
Composite Index*	—	6.45	†
Broad market index
Russell 3000® Index	—	8.41	†
Barclays U.S. Aggregate Bond Index	—	2.85	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2015, the Lifecycle Index 2060 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

34	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2060 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 26, 2014)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/15	for 6/30/15
Equity
U.S. equity	63.3%	63.0%
International equity	26.6	27.0
Fixed income	10.1	10.0
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	35

Portfolio of investments

Lifecycle Index Retirement Income Fund  ■  May 31, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 50.0%
2,157,503	TIAA-CREF Bond Index Fund		$23,538,355	50.0%
	TOTAL FIXED INCOME		23,538,355	50.0

INFLATION-PROTECTED ASSETS — 10.1%
412,647	TIAA-CREF Inflation-Linked Bond Fund		4,733,065	10.1
	TOTAL INFLATION-PROTECTED ASSETS		4,733,065	10.1

INTERNATIONAL EQUITY — 11.7%
122,794	TIAA-CREF Emerging Markets Equity Index Fund		1,280,745	2.7
222,407	TIAA-CREF International Equity Index Fund		4,252,414	9.0
	TOTAL INTERNATIONAL EQUITY		5,533,159	11.7

U.S. EQUITY — 28.1%
823,999	TIAA-CREF Equity Index Fund		13,249,909	28.1
	TOTAL U.S. EQUITY		13,249,909	28.1
	TOTAL TIAA-CREF FUNDS	(Cost $41,550,839)	47,054,488	99.9

	TOTAL PORTFOLIO	(Cost $41,550,839)	47,054,488	99.9
	OTHER ASSETS & LIABILITIES, NET		48,246	0.1
	NET ASSETS		$47,102,734	100.0%

Lifecycle Index 2010 Fund ■ May 31, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 46.9%
8,058,085	TIAA-CREF Bond Index Fund		$87,913,710	46.9%
	TOTAL FIXED INCOME		87,913,710	46.9

INFLATION-PROTECTED ASSETS — 7.9%
1,299,052	TIAA-CREF Inflation-Linked Bond Fund		14,900,125	7.9
	TOTAL INFLATION-PROTECTED ASSETS		14,900,125	7.9

INTERNATIONAL EQUITY — 13.3%
554,177	TIAA-CREF Emerging Markets Equity Index Fund		5,780,066	3.1
1,005,863	TIAA-CREF International Equity Index Fund		19,232,104	10.2
	TOTAL INTERNATIONAL EQUITY		25,012,170	13.3

U.S. EQUITY — 31.7%
3,698,315	TIAA-CREF Equity Index Fund		59,468,910	31.7
	TOTAL U.S. EQUITY		59,468,910	31.7
	TOTAL TIAA-CREF FUNDS	(Cost $158,381,795)	187,294,915	99.8

	TOTAL PORTFOLIO	(Cost $158,381,795)	187,294,915	99.8
	OTHER ASSETS & LIABILITIES, NET		288,109	0.2
	NET ASSETS		$187,583,024	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2015 Fund  ■  May 31, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 43.9%
13,734,989	TIAA-CREF Bond Index Fund		$149,848,729	43.9%
	TOTAL FIXED INCOME		149,848,729	43.9

INFLATION-PROTECTED ASSETS — 5.9%
1,764,072	TIAA-CREF Inflation-Linked Bond Fund		20,233,907	5.9
	TOTAL INFLATION-PROTECTED ASSETS		20,233,907	5.9

INTERNATIONAL EQUITY — 14.8%
1,122,908	TIAA-CREF Emerging Markets Equity Index Fund		11,711,932	3.4
2,038,149	TIAA-CREF International Equity Index Fund		38,969,408	11.4
	TOTAL INTERNATIONAL EQUITY		50,681,340	14.8

U.S. EQUITY — 35.3%
7,487,042	TIAA-CREF Equity Index Fund		120,391,640	35.3
	TOTAL U.S. EQUITY		120,391,640	35.3
	TOTAL TIAA-CREF FUNDS	(Cost $285,842,813)	341,155,616	99.9

	TOTAL PORTFOLIO	(Cost $285,842,813)	341,155,616	99.9
	OTHER ASSETS & LIABILITIES, NET		338,100	0.1
	NET ASSETS		$341,493,716	100.0%

Lifecycle Index 2020 Fund ■ May 31, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 37.9%
19,333,318	TIAA-CREF Bond Index Fund		$210,926,497	37.9%
	TOTAL FIXED INCOME		210,926,497	37.9

INFLATION-PROTECTED ASSETS — 4.0%
1,927,068	TIAA-CREF Inflation-Linked Bond Fund		22,103,475	4.0
	TOTAL INFLATION-PROTECTED ASSETS		22,103,475	4.0

INTERNATIONAL EQUITY — 17.2%
2,120,984	TIAA-CREF Emerging Markets Equity Index Fund		22,121,864	4.0
3,843,078	TIAA-CREF International Equity Index Fund		73,479,642	13.2
	TOTAL INTERNATIONAL EQUITY		95,601,506	17.2

U.S. EQUITY — 40.8%
14,142,776	TIAA-CREF Equity Index Fund		227,415,832	40.8
	TOTAL U.S. EQUITY		227,415,832	40.8
	TOTAL TIAA-CREF FUNDS	(Cost $469,870,996)	556,047,310	99.9

	TOTAL PORTFOLIO	(Cost $469,870,996)	556,047,310	99.9
	OTHER ASSETS & LIABILITIES, NET		807,958	0.1
	NET ASSETS		$556,855,268	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	37

Portfolio of investments

Lifecycle Index 2025 Fund  ■  May 31, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 31.9%
16,298,790	TIAA-CREF Bond Index Fund		$177,819,801	31.9%
	TOTAL FIXED INCOME		177,819,801	31.9

INFLATION-PROTECTED ASSETS — 2.0%
960,167	TIAA-CREF Inflation-Linked Bond Fund		11,013,110	2.0
	TOTAL INFLATION-PROTECTED ASSETS		11,013,110	2.0

INTERNATIONAL EQUITY — 19.5%
2,403,077	TIAA-CREF Emerging Markets Equity Index Fund		25,064,096	4.5
4,354,539	TIAA-CREF International Equity Index Fund		83,258,784	15.0
	TOTAL INTERNATIONAL EQUITY		108,322,880	19.5

U.S. EQUITY — 46.4%
16,071,612	TIAA-CREF Equity Index Fund		258,431,516	46.4
	TOTAL U.S. EQUITY		258,431,516	46.4
	TOTAL TIAA-CREF FUNDS	(Cost $461,361,642)	555,587,307	99.8

	TOTAL PORTFOLIO	(Cost $461,361,642)	555,587,307	99.8
	OTHER ASSETS & LIABILITIES, NET		1,212,458	0.2
	NET ASSETS		$556,799,765	100.0%

Lifecycle Index 2030 Fund ■ May 31, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 25.9%
13,898,804	TIAA-CREF Bond Index Fund		$151,635,949	25.9%
	TOTAL FIXED INCOME		151,635,949	25.9

INTERNATIONAL EQUITY — 21.9%
2,834,426	TIAA-CREF Emerging Markets Equity Index Fund		29,563,063	5.1
5,133,408	TIAA-CREF International Equity Index Fund		98,150,767	16.8
	TOTAL INTERNATIONAL EQUITY		127,713,830	21.9

U.S. EQUITY — 52.0%
18,924,500	TIAA-CREF Equity Index Fund		304,305,967	52.0
	TOTAL U.S. EQUITY		304,305,967	52.0
	TOTAL TIAA-CREF FUNDS	(Cost $475,062,075)	583,655,746	99.8

	TOTAL PORTFOLIO	(Cost $475,062,075)	583,655,746	99.8
	OTHER ASSETS & LIABILITIES, NET		1,185,687	0.2
	NET ASSETS		$584,841,433	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2035 Fund  ■  May 31, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 17.9%
9,061,536	TIAA-CREF Bond Index Fund		$98,861,355	17.9%
	TOTAL FIXED INCOME		98,861,355	17.9

INTERNATIONAL EQUITY — 24.2%
2,963,410	TIAA-CREF Emerging Markets Equity Index Fund		30,908,365	5.6
5,366,276	TIAA-CREF International Equity Index Fund		102,603,196	18.6
	TOTAL INTERNATIONAL EQUITY		133,511,561	24.2

U.S. EQUITY — 57.7%
19,764,107	TIAA-CREF Equity Index Fund		317,806,845	57.7
	TOTAL U.S. EQUITY		317,806,845	57.7
	TOTAL TIAA-CREF FUNDS	(Cost $436,431,227)	550,179,761	99.8

	TOTAL PORTFOLIO	(Cost $436,431,227)	550,179,761	99.8
	OTHER ASSETS & LIABILITIES, NET		1,122,748	0.2
	NET ASSETS		$551,302,509	100.0%

Lifecycle Index 2040 Fund ■ May 31, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 10.0%
5,860,146	TIAA-CREF Bond Index Fund		$63,934,195	10.0%
	TOTAL FIXED INCOME		63,934,195	10.0

INTERNATIONAL EQUITY — 26.6%
3,779,810	TIAA-CREF Emerging Markets Equity Index Fund		39,423,423	6.2
6,844,165	TIAA-CREF International Equity Index Fund		130,860,435	20.4
	TOTAL INTERNATIONAL EQUITY		170,283,858	26.6

U.S. EQUITY — 63.1%
25,125,856	TIAA-CREF Equity Index Fund		404,023,770	63.1
	TOTAL U.S. EQUITY		404,023,770	63.1
	TOTAL TIAA-CREF FUNDS	(Cost $490,839,672)	638,241,823	99.7

	TOTAL PORTFOLIO	(Cost $490,839,672)	638,241,823	99.7
	OTHER ASSETS & LIABILITIES, NET		1,843,575	0.3
	NET ASSETS		$640,085,398	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	39

Portfolio of investments

Lifecycle Index 2045 Fund  ■  May 31, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.6% (a)

FIXED INCOME — 10.0%
2,876,549	TIAA-CREF Bond Index Fund		$31,383,152	10.0%
	TOTAL FIXED INCOME		31,383,152	10.0

INTERNATIONAL EQUITY — 26.7%
1,863,767	TIAA-CREF Emerging Markets Equity Index Fund		19,439,089	6.2
3,374,634	TIAA-CREF International Equity Index Fund		64,523,003	20.5
	TOTAL INTERNATIONAL EQUITY		83,962,092	26.7

U.S. EQUITY — 62.9%
12,294,942	TIAA-CREF Equity Index Fund		197,702,671	62.9
	TOTAL U.S. EQUITY		197,702,671	62.9
	TOTAL TIAA-CREF FUNDS	(Cost $255,636,037)	313,047,915	99.6

	TOTAL PORTFOLIO	(Cost $255,636,037)	313,047,915	99.6
	OTHER ASSETS & LIABILITIES, NET		1,240,740	0.4
	NET ASSETS		$314,288,655	100.0%

Lifecycle Index 2050 Fund ■ May 31, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.4% (a)

FIXED INCOME — 9.9%
1,897,095	TIAA-CREF Bond Index Fund		$20,697,309	9.9%
	TOTAL FIXED INCOME		20,697,309	9.9

INTERNATIONAL EQUITY — 26.6%
1,228,724	TIAA-CREF Emerging Markets Equity Index Fund		12,815,587	6.2
2,224,812	TIAA-CREF International Equity Index Fund		42,538,415	20.4
	TOTAL INTERNATIONAL EQUITY		55,354,002	26.6

U.S. EQUITY — 62.9%
8,136,768	TIAA-CREF Equity Index Fund		130,839,226	62.9
	TOTAL U.S. EQUITY		130,839,226	62.9
	TOTAL TIAA-CREF FUNDS	(Cost $169,587,602)	206,890,537	99.4

	TOTAL PORTFOLIO	(Cost $169,587,602)	206,890,537	99.4
	OTHER ASSETS & LIABILITIES, NET		1,145,520	0.6
	NET ASSETS		$208,036,057	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2055 Fund  ■  May 31, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 99.2% (a)

FIXED INCOME — 9.9%
452,889	TIAA-CREF Bond Index Fund		$4,941,017	9.9%
	TOTAL FIXED INCOME		4,941,017	9.9

INTERNATIONAL EQUITY — 26.6%
293,369	TIAA-CREF Emerging Markets Equity Index Fund		3,059,841	6.2
531,193	TIAA-CREF International Equity Index Fund		10,156,407	20.4
	TOTAL INTERNATIONAL EQUITY		13,216,248	26.6

U.S. EQUITY — 62.7%
1,939,959	TIAA-CREF Equity Index Fund		31,194,534	62.7
	TOTAL U.S. EQUITY		31,194,534	62.7
	TOTAL TIAA-CREF FUNDS	(Cost $42,493,393)	49,351,799	99.2

	TOTAL PORTFOLIO	(Cost $42,493,393)	49,351,799	99.2
	OTHER ASSETS & LIABILITIES, NET		377,788	0.8
	NET ASSETS		$49,729,587	100.0%

Lifecycle Index 2060 Fund ■ May 31, 2015

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS — 100.0% (a)

FIXED INCOME — 10.1%
98,588	TIAA-CREF Bond Index Fund		$1,075,600	10.1%
	TOTAL FIXED INCOME		1,075,600	10.1

INTERNATIONAL EQUITY — 26.6%
63,133	TIAA-CREF Emerging Markets Equity Index Fund		658,474	6.1
114,459	TIAA-CREF International Equity Index Fund		2,188,453	20.5
	TOTAL INTERNATIONAL EQUITY		2,846,927	26.6

U.S. EQUITY — 63.3%
420,791	TIAA-CREF Equity Index Fund		6,766,318	63.3
	TOTAL U.S. EQUITY		6,766,318	63.3
	TOTAL TIAA-CREF FUNDS	(Cost $10,309,969)	10,688,845	100.0

	TOTAL PORTFOLIO	(Cost $10,309,969)	10,688,845	100.0
	OTHER ASSETS & LIABILITIES, NET		(3,277)	0.0
	NET ASSETS		$10,685,568	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	41

Statements of assets and liabilities

TIAA-CREF Lifecycle Index Funds  ■  May 31, 2015

	Lifecycle Index
	Retirement	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund

ASSETS
Affiliated investments, at value‡	$47,054,488	$187,294,915	$341,155,616	$556,047,310	$555,587,307	$583,655,746
Cash	446,656	506,541	727,149	1,730,225	2,498,907	1,491,908
Receivable from securities transactions	—	435,079	989,839	1,519,928	969,390	1,525,216
Receivable from Fund shares sold	28,617	279,104	642,777	768,036	1,479,166	1,331,598
Dividends and interest receivable	39,910	157,072	266,121	371,137	311,843	267,020
Due from affiliates	1,679	3,143	4,213	5,313	4,536	4,722
Other	959	4,521	7,643	10,428	10,160	10,709
Total assets	47,572,309	188,680,375	343,793,358	560,452,377	560,861,309	588,286,919

LIABILITIES
Management fees payable	641	2,569	4,682	7,626	7,610	8,020
Service agreement fees payable	293	1,411	2,209	3,827	3,380	3,201
Distribution fees payable	1,241	2,976	7,065	14,937	15,090	16,536
Due to affiliates	245	987	1,860	2,811	2,855	2,949
Payable for securities transactions	459,750	1,045,329	2,014,589	3,525,678	3,991,640	3,370,716
Payable for Fund shares redeemed	38	27,359	242,759	71	30	31
Payable for trustee compensation	1,010	4,749	8,097	11,152	10,881	11,471
Accrued expenses and other payables	6,357	11,971	18,381	31,007	30,058	32,562
Total liabilities	469,575	1,097,351	2,299,642	3,597,109	4,061,544	3,445,486
NET ASSETS	$47,102,734	$187,583,024	$341,493,716	$556,855,268	$556,799,765	$584,841,433

NET ASSETS CONSIST OF:
Paid-in-capital	$41,843,046	$159,344,014	$286,599,958	$470,410,852	$462,078,164	$475,564,751
Undistributed net investment income (loss)	69,914	683,046	1,130,610	1,470,323	1,169,876	934,300
Accumulated net realized gain (loss) on total investments	(313,875)	(1,357,156)	(1,549,655)	(1,202,221)	(673,940)	(251,289)
Net unrealized appreciation (depreciation) on total investments	5,503,649	28,913,120	55,312,803	86,176,314	94,225,665	108,593,671
NET ASSETS	$47,102,734	$187,583,024	$341,493,716	$556,855,268	$556,799,765	$584,841,433

INSTITUTIONAL CLASS:
Net assets	$28,536,969	$122,842,405	$221,139,122	$327,209,243	$337,861,674	$360,424,417
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,138,398	8,729,112	15,178,596	21,604,971	21,539,025	22,184,110
Net asset value per share	$13.35	$14.07	$14.57	$15.15	$15.69	$16.25

PREMIER CLASS:
Net assets	$9,788,249	$23,378,582	$55,573,970	$117,292,998	$118,946,701	$130,175,267
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	733,870	1,665,650	3,827,639	7,774,897	7,607,948	8,042,765
Net asset value per share	$13.34	$14.04	$14.52	$15.09	$15.63	$16.19

RETIREMENT CLASS:
Net assets	$8,777,516	$41,362,037	$64,780,624	$112,353,027	$99,991,390	$94,241,749
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	658,467	2,960,492	4,475,057	7,468,540	6,417,187	5,840,849
Net asset value per share	$13.33	$13.97	$14.48	$15.04	$15.58	$16.13
‡ Affiliated investments, cost	$41,550,839	$158,381,795	$285,842,813	$469,870,996	$461,361,642	$475,062,075

42	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	43

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Index Funds  ■  May 31, 2015

	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund

ASSETS
Affiliated investments, at value‡	$550,179,761	$638,241,823	$313,047,915	$206,890,537	$49,351,799	$10,688,845
Cash	2,313,213	1,994,629	1,578,617	724,680	164,400	15,788
Receivable from securities transactions	597,762	258,324	—	—	—	24,542
Receivable from Fund shares sold	1,405,485	1,997,389	1,655,576	1,458,443	484,140	4,307
Dividends and interest receivable	172,872	114,381	55,431	36,740	8,702	1,893
Due from affiliates	3,759	4,172	2,708	2,234	1,420	2,253
Other	10,265	12,691	4,856	3,157	683	45
Total assets	554,683,117	642,623,409	316,345,103	209,115,791	50,011,144	10,737,673

LIABILITIES
Management fees payable	7,546	8,771	4,290	2,839	677	147
Service agreement fees payable	2,429	2,510	1,529	1,041	253	36
Distribution fees payable	13,830	13,083	10,003	6,855	967	136
Due to affiliates	2,870	3,489	1,556	1,005	214	58
Payable for securities transactions	3,313,762	2,463,075	2,013,500	1,049,000	272,500	30,792
Payable for Fund shares redeemed	23	23	17	14	3	—
Payable for trustee compensation	10,981	13,529	5,254	3,409	737	59
Accrued expenses and other payables	29,167	33,531	20,299	15,571	6,206	20,877
Total liabilities	3,380,608	2,538,011	2,056,448	1,079,734	281,557	52,105
NET ASSETS	$551,302,509	$640,085,398	$314,288,655	$208,036,057	$49,729,587	$10,685,568

NET ASSETS CONSIST OF:
Paid-in-capital	$436,978,310	$492,080,904	$256,456,532	$170,440,096	$42,834,267	$10,264,429
Undistributed net investment income (loss)	506,903	210,111	74,990	47,929	13,962	3,987
Accumulated net realized gain (loss) on total investments	68,762	392,232	345,255	245,097	22,952	38,276
Net unrealized appreciation (depreciation) on total investments	113,748,534	147,402,151	57,411,878	37,302,935	6,858,406	378,876
NET ASSETS	$551,302,509	$640,085,398	$314,288,655	$208,036,057	$49,729,587	$10,685,568

INSTITUTIONAL CLASS:
Net assets	$370,682,232	$462,813,520	$189,643,577	$122,783,173	$34,367,093	$8,556,393
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	22,098,516	27,101,394	11,156,290	7,228,343	2,543,444	821,730
Net asset value per share	$16.77	$17.08	$17.00	$16.99	$13.51	$10.41

PREMIER CLASS:
Net assets	$108,817,145	$102,990,701	$78,808,976	$54,208,077	$7,694,973	$1,062,252
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,513,330	6,055,413	4,653,421	3,204,247	570,380	102,079
Net asset value per share	$16.71	$17.01	$16.94	$16.92	$13.49	$10.41

RETIREMENT CLASS:
Net assets	$71,803,132	$74,281,177	$45,836,102	$31,044,807	$7,667,521	$1,066,923
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,310,967	4,379,248	2,715,258	1,840,898	568,981	102,571
Net asset value per share	$16.66	$16.96	$16.88	$16.86	$13.48	$10.40
‡ Affiliated investments, cost	$436,431,227	$490,839,672	$255,636,037	$169,587,602	$42,493,393	$10,309,969

44	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	45

Statements of operations

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended May 31, 2015

	Lifecycle Index
	Retirement	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$837,702	$3,741,432	$6,843,964	$10,617,476	$10,737,060	$11,369,169
Total income	837,702	3,741,432	6,843,964	10,617,476	10,737,060	11,369,169

EXPENSES
Management fees	39,338	173,452	314,619	483,047	484,728	508,253
Shareholder servicing — Institutional Class	261	304	431	534	525	570
Shareholder servicing — Premier Class	239	229	255	300	297	305
Shareholder servicing — Retirement Class	11,407	83,133	129,519	196,307	178,656	164,705
Distribution fees — Premier Class	15,063	35,399	82,601	166,421	162,475	179,831
Distribution fees — Retirement Class	2,205	16,556	25,821	39,169	35,639	32,844
Registration fees	39,833	44,995	46,892	47,960	47,520	47,988
Professional fees	23,345	23,929	24,347	25,115	25,192	25,236
Custody and accounting fees	12,214	12,139	12,151	12,185	12,139	12,138
Shareholder reports	9,930	17,432	25,440	34,973	35,717	37,036
Administrative service fees	1,200	5,469	9,828	14,822	14,992	15,670
Trustee fees and expenses	372	1,466	2,688	4,137	4,119	4,326
Other expenses	7,230	11,066	14,775	26,142	24,506	26,787
Total expenses	162,637	425,569	689,367	1,051,112	1,026,505	1,055,689
Less: Expenses reimbursed by the investment adviser	(94,627)	(116,429)	(136,750)	(166,206)	(165,388)	(170,462)
Fee waiver by investment adviser and TPIS	(25,807)	(115,420)	(173,695)	(232,388)	(181,058)	(170,733)
Net expenses	42,203	193,720	378,922	652,518	680,059	714,494

Net Investment income (loss)	795,499	3,547,712	6,465,042	9,964,958	10,057,001	10,654,675

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(108,264)	(230,515)	(262,848)	(623,110)	(516,758)	(467,157)
Realized gain distributions from affiliated investments	83,977	405,257	792,086	1,350,070	1,478,640	1,684,548
Realized gain (loss) from sale of unaffiliated investments	5,224	(841)	(10,307)	(8,311)	—	—
Net realized gain (loss) from investments	(19,063)	173,901	518,931	718,649	961,882	1,217,391
Net change in unrealized appreciation (depreciation) from affiliated investments	1,005,686	4,614,260	9,304,103	16,807,467	18,867,924	22,020,411
Net realized and unrealized gain (loss) from investments	986,623	4,788,161	9,823,034	17,526,116	19,829,806	23,237,802
Net increase (decrease) in net assets from operations	$1,782,122	$8,335,873	$16,288,076	$27,491,074	$29,886,807	$33,892,477

46	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	47

Statements of operations	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended May 31, 2015

	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund *

INVESTMENT INCOME
Dividends from affiliated investments	$10,803,245	$12,862,170	$5,923,280	$3,839,961	$880,288	$219,819
Total income	10,803,245	12,862,170	5,923,280	3,839,961	880,288	219,819

EXPENSES
Management fees	484,781	573,663	264,583	171,484	38,829	6,957
Shareholder servicing — Institutional Class	565	672	402	449	340	1,326
Shareholder servicing — Premier Class	288	285	263	243	227	1,324
Shareholder servicing — Retirement Class	128,117	128,929	77,752	50,539	12,476	3,109
Distribution fees — Premier Class	148,791	142,250	105,455	69,442	8,690	1,042
Distribution fees — Retirement Class	25,533	25,698	15,469	10,017	2,416	347
Registration fees	47,768	47,600	46,972	44,590	37,746	52,000
Professional fees	25,217	25,462	24,273	23,851	23,333	28,081
Custody and accounting fees	12,134	12,135	12,126	12,123	12,119	8,155
Shareholder reports	35,649	40,273	23,986	18,966	10,524	13,312
Administrative service fees	15,020	17,806	8,186	5,269	1,131	229
Trustee fees and expenses	4,100	4,829	2,310	1,481	360	74
Other expenses	23,206	26,773	18,396	14,681	7,994	4,962
Total expenses	951,169	1,046,375	600,173	423,135	156,185	120,918
Less: Expenses reimbursed by the investment adviser	(164,281)	(176,221)	(137,234)	(122,046)	(94,115)	(110,782)
Fee waiver by investment adviser and TPIS	(122,489)	(140,430)	(68,385)	(44,313)	(10,182)	(1,738)
Net expenses	664,399	729,724	394,554	256,776	51,888	8,398

Net investment income (loss)	10,138,846	12,132,446	5,528,726	3,583,185	828,400	211,421

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(469,430)	(404,701)	(257,377)	(111,703)	(55,793)	2,523
Realized gain distributions from affiliated investments	1,718,667	2,172,286	1,000,241	648,427	148,920	38,349
Realized gain (loss) from sale of unaffiliated investments	—	—	—	15,000	6,963	—
Net realized gain (loss) from investments	1,249,237	1,767,585	742,864	551,724	100,090	40,872
Net change in unrealized appreciation (depreciation)
from affiliated investments	22,603,252	28,744,406	13,354,063	8,710,548	2,024,770	378,876
Net realized and unrealized gain (loss) from investments	23,852,489	30,511,991	14,096,927	9,262,272	2,124,860	419,748
Net increase (decrease) in net assets from operations	$33,991,335	$42,644,437	$19,625,653	$12,845,457	$2,953,260	$631,169

*    For the period September 26, 2014 to May 31, 2015.

48	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	49

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014

OPERATIONS
Net investment income (loss)		$795,499	$550,196	$3,547,712	$2,449,524	$6,465,042	$4,504,344
Net realized gain (loss) from investments		(19,063)	21,904	173,901	719,473	518,931	1,091,128
Net change in unrealized appreciation (depreciation) from affiliated investments		1,005,686	2,043,549	4,614,260	9,852,506	9,304,103	20,387,867
Net increase (decrease) in net assets from operations		1,782,122	2,615,649	8,335,873	13,021,503	16,288,076	25,983,339

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(518,390)	(361,875)	(2,414,274)	(1,721,001)	(4,333,850)	(3,048,575)
	Premier Class	(189,858)	(155,653)	(453,838)	(331,844)	(1,042,037)	(773,216)
	Retirement Class	(84,418)	(18,891)	(612,078)	(205,425)	(959,955)	(366,278)
From realized gains:	Institutional Class	(55,112)	(105,311)	(287,213)	(858,871)	(351,286)	(1,307,482)
	Premier Class	(21,423)	(48,997)	(58,065)	(184,751)	(90,921)	(364,512)
	Retirement Class	(12,017)	(6,047)	(80,636)	(115,731)	(86,080)	(177,500)
Total distributions		(881,218)	(696,774)	(3,906,104)	(3,417,623)	(6,864,129)	(6,037,563)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	8,742,200	8,927,123	23,468,563	30,332,071	44,357,564	49,237,790
	Premier Class	4,166,644	1,719,790	4,110,939	4,762,753	7,480,789	10,290,022
	Retirement Class	7,885,953	672,499	20,086,523	16,326,388	31,910,565	20,691,879
Reinvestments of distributions:	Institutional Class	573,502	467,186	2,701,487	2,579,872	4,685,136	4,356,057
	Premier Class	211,281	204,650	511,903	516,595	1,132,958	1,137,728
	Retirement Class	96,435	24,938	692,714	321,156	1,046,035	543,778
Redemptions:	Institutional Class	(4,240,103)	(4,512,279)	(16,102,027)	(14,375,897)	(25,269,513)	(21,138,860)
	Premier Class	(4,371,219)	(1,379,478)	(4,670,172)	(10,096,937)	(8,649,851)	(15,467,876)
	Retirement Class	(1,015,491)	(70,976)	(6,547,665)	(2,262,754)	(8,973,555)	(3,457,820)
Net increase (decrease) from shareholder transactions		12,049,202	6,053,453	24,252,265	28,103,247	47,720,128	46,192,698
Net increase (decrease) in net assets		12,950,106	7,972,328	28,682,034	37,707,127	57,144,075	66,138,474

NET ASSETS
Beginning of period		34,152,628	26,180,300	158,900,990	121,193,863	284,349,641	218,211,167
End of period		$47,102,734	$34,152,628	$187,583,024	$158,900,990	$341,493,716	$284,349,641
Undistributed net investment income (loss) included in net assets		$69,914	$55,895	$683,046	$565,893	$1,130,610	$911,509

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	663,016	710,428	1,687,681	2,295,886	3,090,084	3,643,472
	Premier Class	318,370	138,589	297,755	364,264	523,890	765,090
	Retirement Class	598,002	53,172	1,454,284	1,242,247	2,238,633	1,532,696
Shares reinvested:	Institutional Class	43,841	37,486	197,189	197,238	331,105	323,390
	Premier Class	16,157	16,427	37,447	39,586	80,294	84,715
	Retirement Class	7,379	1,999	50,897	24,704	74,292	40,581
Shares redeemed:	Institutional Class	(322,379)	(356,785)	(1,158,700)	(1,093,283)	(1,758,855)	(1,567,952)
	Premier Class	(332,318)	(110,170)	(337,390)	(765,331)	(603,967)	(1,146,007)
	Retirement Class	(76,824)	(5,574)	(475,002)	(174,548)	(627,986)	(261,162)
Net increase (decrease) from shareholder transactions		915,244	485,572	1,754,161	2,130,763	3,347,490	3,414,823

50	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	51

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014

OPERATIONS
Net investment income (loss)		$9,964,958	$6,382,732	$10,057,001	$6,379,830	$10,654,675	$6,569,309
Net realized gain (loss) from investments		718,649	1,509,877	961,882	1,362,598	1,217,391	1,675,208
Net change in unrealized appreciation (depreciation) from affiliated investments		16,807,467	33,053,555	18,867,924	37,335,491	22,020,411	42,173,442
Net increase (decrease) in net assets from operations		27,491,074	40,946,164	29,886,807	45,077,919	33,892,477	50,417,959

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(6,028,814)	(4,020,935)	(6,378,810)	(4,256,470)	(6,772,553)	(4,443,637)
	Premier Class	(2,120,136)	(1,509,911)	(2,087,528)	(1,424,084)	(2,365,235)	(1,599,383)
	Retirement Class	(1,564,206)	(470,311)	(1,416,729)	(409,377)	(1,356,997)	(348,974)
From realized gains:	Institutional Class	(346,917)	(1,344,769)	(389,005)	(1,230,986)	(334,829)	(1,492,359)
	Premier Class	(130,923)	(549,988)	(136,350)	(452,262)	(125,053)	(581,173)
	Retirement Class	(97,770)	(176,416)	(94,381)	(134,113)	(72,604)	(131,599)
Total distributions		(10,288,766)	(8,072,330)	(10,502,803)	(7,907,292)	(11,027,271)	(8,597,125)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	67,681,085	64,297,407	65,200,809	64,872,966	71,167,801	66,895,555
	Premier Class	17,079,376	18,834,832	19,879,291	20,164,290	21,196,094	22,046,650
	Retirement Class	67,723,842	25,700,053	52,537,480	35,610,972	55,812,744	25,465,119
Reinvestments of distributions:	Institutional Class	6,375,731	5,365,704	6,767,815	5,487,456	7,107,382	5,935,996
	Premier Class	2,251,059	2,059,899	2,223,878	1,876,346	2,490,288	2,180,556
	Retirement Class	1,661,976	646,727	1,511,110	543,490	1,429,601	480,573
Redemptions:	Institutional Class	(17,431,342)	(13,163,866)	(16,549,470)	(11,347,961)	(16,194,562)	(10,566,390)
	Premier Class	(10,161,502)	(15,115,884)	(6,150,362)	(14,448,566)	(8,108,961)	(12,590,150)
	Retirement Class	(9,583,421)	(2,763,099)	(6,389,425)	(9,099,716)	(5,477,662)	(8,032,383)
Net increase (decrease) from shareholder transactions		125,596,804	85,861,773	119,031,126	93,659,277	129,422,725	91,815,526
Net increase (decrease) in net assets		142,799,112	118,735,607	138,415,130	130,829,904	152,287,931	133,636,360

NET ASSETS
Beginning of period		414,056,156	295,320,549	418,384,635	287,554,731	432,553,502	298,917,142
End of period		$556,855,268	$414,056,156	$556,799,765	$418,384,635	$584,841,433	$432,553,502
Undistributed net investment income (loss) included in net assets		$1,470,323	$1,081,662	$1,169,876	$860,938	$934,300	$635,147

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,548,510	4,610,155	4,245,226	4,540,498	4,480,450	4,540,611
	Premier Class	1,153,348	1,357,041	1,299,479	1,419,038	1,343,295	1,512,549
	Retirement Class	4,587,108	1,840,223	3,439,698	2,482,926	3,554,266	1,726,879
Shares reinvested:	Institutional Class	434,610	386,022	446,721	383,202	454,146	402,713
	Premier Class	153,971	148,622	147,179	131,397	159,634	148,438
	Retirement Class	113,912	46,763	100,273	38,140	91,877	32,759
Shares redeemed:	Institutional Class	(1,170,897)	(945,904)	(1,067,929)	(791,680)	(1,004,460)	(721,019)
	Premier Class	(683,637)	(1,077,711)	(401,175)	(1,003,805)	(510,811)	(848,543)
	Retirement Class	(651,333)	(205,919)	(418,963)	(639,209)	(347,750)	(566,767)
Net increase (decrease) from shareholder transactions		8,485,592	6,159,292	7,790,509	6,560,507	8,220,647	6,227,620

52	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	53

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014

OPERATIONS
Net investment income (loss)		$10,138,846	$6,520,424	$12,132,446	$7,874,694	$5,528,726	$3,214,055
Net realized gain (loss) from investments		1,249,237	1,580,625	1,767,585	2,150,938	742,864	559,573
Net change in unrealized appreciation (depreciation) from affiliated investments		22,603,252	45,284,338	28,744,406	57,069,543	13,354,063	24,113,913
Net increase (decrease) in net assets from operations		33,991,335	53,385,387	42,644,437	67,095,175	19,625,653	27,887,541

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(7,134,521)	(4,822,566)	(9,292,874)	(6,284,563)	(3,543,871)	(2,102,157)
	Premier Class	(1,973,182)	(1,339,108)	(1,915,825)	(1,335,079)	(1,424,060)	(958,103)
	Retirement Class	(1,000,812)	(326,909)	(1,045,690)	(377,089)	(613,377)	(205,594)
From realized gains:	Institutional Class	(379,448)	(1,427,292)	(491,064)	(1,990,988)	(168,379)	(444,520)
	Premier Class	(112,168)	(427,443)	(108,162)	(455,110)	(72,182)	(217,102)
	Retirement Class	(58,208)	(108,222)	(60,082)	(133,373)	(31,740)	(48,250)
Total distributions		(10,658,339)	(8,451,540)	(12,913,697)	(10,576,202)	(5,853,609)	(3,975,726)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	69,315,705	64,310,909	82,291,825	72,784,443	52,984,952	40,316,174
	Premier Class	19,074,538	22,489,647	18,660,791	18,905,337	14,480,480	14,488,294
	Retirement Class	41,247,673	21,330,321	42,391,440	16,554,780	27,078,595	10,631,671
Reinvestments of distributions:	Institutional Class	7,513,969	6,249,858	9,783,938	8,275,551	3,712,250	2,546,677
	Premier Class	2,085,350	1,766,551	2,023,987	1,790,189	1,496,242	1,175,205
	Retirement Class	1,059,020	435,131	1,105,772	510,462	645,117	253,844
Redemptions:	Institutional Class	(18,969,804)	(9,383,744)	(30,640,010)	(9,289,872)	(10,604,630)	(5,664,290)
	Premier Class	(8,037,624)	(12,240,426)	(10,107,035)	(10,608,277)	(4,359,870)	(4,103,385)
	Retirement Class	(6,999,170)	(7,286,332)	(5,688,540)	(5,281,152)	(3,508,908)	(1,779,235)
Net increase (decrease) from shareholder transactions		106,289,657	87,671,915	109,822,168	93,641,461	81,924,228	57,864,955
Net increase (decrease) in net assets		129,622,653	132,605,762	139,552,908	150,160,434	95,696,272	81,776,770

NET ASSETS
Beginning of period		421,679,856	289,074,094	500,532,490	350,372,056	218,592,383	136,815,613
End of period		$551,302,509	$421,679,856	$640,085,398	$500,532,490	$314,288,655	$218,592,383
Undistributed net investment income (loss) included in net assets		$506,903	$349,044	$210,111	$185,013	$74,990	$59,869

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,238,091	4,272,866	4,955,693	4,780,939	3,205,296	2,667,752
	Premier Class	1,173,039	1,507,143	1,129,196	1,253,665	880,497	961,849
	Retirement Class	2,539,670	1,411,155	2,567,249	1,082,451	1,646,111	699,654
Shares reinvested:	Institutional Class	466,416	412,804	598,040	539,475	227,885	166,777
	Premier Class	129,847	117,067	124,095	117,006	92,133	77,164
	Retirement Class	66,106	28,893	67,964	33,429	39,846	16,700
Shares redeemed:	Institutional Class	(1,141,888)	(620,353)	(1,791,709)	(612,485)	(626,029)	(372,317)
	Premier Class	(492,345)	(804,106)	(609,590)	(688,021)	(264,850)	(269,117)
	Retirement Class	(433,395)	(505,204)	(343,834)	(377,351)	(215,095)	(126,864)
Net increase (decrease) from shareholder transactions		6,545,541	5,820,265	6,697,104	6,129,108	4,985,794	3,821,598

54	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	55

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund*
		May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015

OPERATIONS
Net investment income (loss)		$3,583,185	$2,048,682	$828,400	$417,571	$211,421
Net realized gain (loss) from investments		551,724	386,741	100,090	70,965	40,872
Net change in unrealized appreciation (depreciation) from affiliated investments		8,710,548	15,591,645	2,024,770	3,083,966	378,876
Net increase (decrease) in net assets from operations		12,845,457	18,027,068	2,953,260	3,572,502	631,169

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(2,290,860)	(1,360,609)	(613,877)	(334,323)	(169,184)
	Premier Class	(931,907)	(593,959)	(115,459)	(57,620)	(20,752)
	Retirement Class	(394,733)	(128,769)	(105,568)	(31,206)	(20,489)
From realized gains:	Institutional Class	(135,206)	(284,325)	(30,939)	(72,259)	—
	Premier Class	(58,601)	(132,660)	(6,170)	(13,229)	—
	Retirement Class	(25,268)	(29,828)	(5,711)	(7,541)	—
Total distributions		(3,836,575)	(2,530,150)	(877,724)	(516,178)	(210,425)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	34,992,367	25,476,811	11,122,335	6,873,016	8,049,017
	Premier Class	13,049,655	11,193,406	2,993,845	1,833,843	1,000,000
	Retirement Class	19,577,086	6,113,222	5,316,312	771,230	1,005,382
Reinvestments of distributions:	Institutional Class	2,426,066	1,644,934	644,816	406,582	169,184
	Premier Class	990,508	726,619	121,629	70,849	20,752
	Retirement Class	420,001	158,597	111,279	38,747	20,489
Redemptions:	Institutional Class	(6,233,167)	(8,325,852)	(1,334,672)	(570,556)	—
	Premier Class	(2,891,620)	(2,703,286)	(242,514)	(139,514)	—
	Retirement Class	(1,822,832)	(1,050,195)	(439,525)	(56,843)	—
Net increase (decrease) from shareholder transactions		60,508,064	33,234,256	18,293,505	9,227,354	10,264,824
Net increase (decrease) in net assets		69,516,946	48,731,174	20,369,041	12,283,678	10,685,568

NET ASSETS
Beginning of period		138,519,111	89,787,937	29,360,546	17,076,868	—
End of period		$208,036,057	$138,519,111	$49,729,587	$29,360,546	$10,685,568
Undistributed net investment income (loss) included in net assets		$47,929	$38,354	$13,962	$10,385	$3,987

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	2,120,273	1,690,102	847,602	566,855	804,778
	Premier Class	794,071	742,580	228,174	151,334	100,000
	Retirement Class	1,191,267	401,043	405,560	63,341	100,518
Shares reinvested:	Institutional Class	149,021	107,794	49,792	33,491	16,952
	Premier Class	61,067	47,773	9,400	5,841	2,079
	Retirement Class	25,958	10,448	8,606	3,192	2,053
Shares redeemed:	Institutional Class	(366,713)	(544,657)	(99,045)	(47,010)	—
	Premier Class	(175,684)	(179,983)	(18,466)	(11,719)	—
	Retirement Class	(111,288)	(71,112)	(33,534)	(4,689)	—
Net increase (decrease) from shareholder transactions		3,687,972	2,203,988	1,398,089	760,636	1,026,380

*	For the period September 26, 2014 to May 31, 2015.

56	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	57

Financial highlights

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	5/31/15		$13.06	$0.27		$0.33	$0.60	$(0.28)	$(0.03)	$(0.31)	$13.35	4.66%		$28,537		0.34%		0.04%		2.08%		35%
	5/31/14		12.29	0.24		0.84	1.08	(0.24)	(0.07)	(0.31)	13.06	8.87		22,907		0.44		0.04		1.90		26
	5/31/13		11.35	0.22		0.94	1.16	(0.22)	(0.00)[d]	(0.22)	12.29	10.28		16,754		0.56		0.05		1.82		24
	5/31/12		11.36	0.23		0.03	0.26	(0.24)	(0.03)	(0.27)	11.35	2.36		11,470		0.82		0.06		2.06		25
	5/31/11	†	10.65	0.18		0.73	0.91	(0.16)	(0.04)	(0.20)	11.36	8.56	[b]	7,447		0.76	[c]	0.06	[c]	2.47	[c]	13	[b]
	9/30/10		10.00	0.22		0.65	0.87	(0.22)	—	(0.22)	10.65	8.82		5,690		1.74		0.08		2.19		39
Premier Class:	5/31/15		13.05	0.25		0.33	0.58	(0.26)	(0.03)	(0.29)	13.34	4.50		9,788		0.49		0.19		1.90		35
	5/31/14		12.29	0.22		0.83	1.05	(0.22)	(0.07)	(0.29)	13.05	8.63		9,550		0.59		0.19		1.75		26
	5/31/13		11.34	0.22		0.93	1.15	(0.20)	(0.00)[d]	(0.20)	12.29	10.23		8,439		0.69		0.20		1.85		24
	5/31/12		11.35	0.22		0.02	0.24	(0.22)	(0.03)	(0.25)	11.34	2.21		2,568		0.98		0.21		1.96		25
	5/31/11	†	10.65	0.16		0.73	0.89	(0.15)	(0.04)	(0.19)	11.35	8.40	[b]	1,833		0.93	[c]	0.21	[c]	2.26	[c]	13	[b]
	9/30/10		10.00	0.23		0.63	0.86	(0.21)	—	(0.21)	10.65	8.67		272		1.91		0.23		2.24		39
Retirement Class:	5/31/15		13.05	0.25		0.31	0.56	(0.25)	(0.03)	(0.28)	13.33	4.35		8,778		0.65		0.29		1.95		35
	5/31/14		12.29	0.20		0.84	1.04	(0.21)	(0.07)	(0.28)	13.05	8.53		1,696		0.76		0.29		1.60		26
	5/31/13		11.34	0.20		0.94	1.14	(0.19)	(0.00)[d]	(0.19)	12.29	10.12		987		0.88		0.30		1.65		24
	5/31/12		11.36	0.21		0.01	0.22	(0.21)	(0.03)	(0.24)	11.34	2.02		622		1.16		0.31		1.89		25
	5/31/11	†	10.65	0.16		0.73	0.89	(0.14)	(0.04)	(0.18)	11.36	8.44	[b]	342		1.14	[c]	0.31	[c]	2.16	[c]	13	[b]
	9/30/10		10.00	0.22		0.63	0.85	(0.20)	—	(0.20)	10.65	8.56		274		2.07		0.33		2.13		39

LIFECYCLE INDEX 2010 FUND
Institutional Class:	5/31/15		13.72	0.29		0.38	0.67	(0.29)	(0.03)	(0.32)	14.07	4.96		122,842		0.17		0.04		2.12		14
	5/31/14		12.81	0.25		1.02	1.27	(0.24)	(0.12)	(0.36)	13.72	10.02		109,776		0.19		0.05		1.92		17
	5/31/13		11.60	0.23		1.20	1.43	(0.21)	(0.01)	(0.22)	12.81	12.45		84,599		0.21		0.06		1.83		13
	5/31/12		11.75	0.23		(0.13)	0.10	(0.22)	(0.03)	(0.25)	11.60	0.92		64,002		0.26		0.07		2.02		25
	5/31/11	†	10.84	0.20		0.89	1.09	(0.17)	(0.01)	(0.18)	11.75	10.14	[b]	49,573		0.28	[c]	0.07	[c]	2.63	[c]	38	[b]
	9/30/10		10.00	0.17		0.72	0.89	(0.05)	—	(0.05)	10.84	8.94		30,599		0.80		0.07		1.65		43
Premier Class:	5/31/15		13.68	0.27		0.39	0.66	(0.27)	(0.03)	(0.30)	14.04	4.89		23,379		0.32		0.19		1.97		14
	5/31/14		12.77	0.21		1.03	1.24	(0.21)	(0.12)	(0.33)	13.68	9.85		22,820		0.34		0.20		1.62		17
	5/31/13		11.57	0.22		1.19	1.41	(0.20)	(0.01)	(0.21)	12.77	12.28		25,923		0.36		0.21		1.79		13
	5/31/12		11.73	0.21		(0.13)	0.08	(0.21)	(0.03)	(0.24)	11.57	0.74		12,701		0.41		0.22		1.86		25
	5/31/11	†	10.83	0.17		0.91	1.08	(0.17)	(0.01)	(0.18)	11.73	10.02	[b]	7,766		0.43	[c]	0.22	[c]	2.33	[c]	38	[b]
	9/30/10		10.00	0.21		0.67	0.88	(0.05)	—	(0.05)	10.83	8.79		753		1.04		0.23		2.08		43
Retirement Class:	5/31/15		13.63	0.25		0.38	0.63	(0.26)	(0.03)	(0.29)	13.97	4.70		41,362		0.47		0.29		1.83		14
	5/31/14		12.74	0.19		1.03	1.22	(0.21)	(0.12)	(0.33)	13.63	9.70		26,305		0.49		0.30		1.49		17
	5/31/13		11.54	0.20		1.21	1.41	(0.20)	(0.01)	(0.21)	12.74	12.26		10,672		0.51		0.31		1.63		13
	5/31/12		11.72	0.21		(0.15)	0.06	(0.21)	(0.03)	(0.24)	11.54	0.58		4,044		0.56		0.32		1.80		25
	5/31/11	†	10.82	0.15		0.92	1.07	(0.16)	(0.01)	(0.17)	11.72	9.98	[b]	695		0.63	[c]	0.32	[c]	2.00	[c]	38	[b]
	9/30/10		10.00	0.21		0.65	0.86	(0.04)	—	(0.04)	10.82	8.67		300		1.22		0.33		2.01		43

58	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	59

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE INDEX 2015 FUND
Institutional Class:	5/31/15		$14.14	$0.31		$0.44	$0.75	$(0.30)	$(0.02)	$(0.32)	$14.57	5.37%	$221,139		0.14%		0.05%		2.13%		12%
	5/31/14		13.07	0.26		1.15	1.41	(0.24)	(0.10)	(0.34)	14.14	10.97	191,164		0.16		0.06		1.94		16
	5/31/13		11.64	0.23		1.42	1.65	(0.21)	(0.01)	(0.22)	13.07	14.26	145,288		0.18		0.07		1.82		10
	5/31/12		11.90	0.23		(0.27)	(0.04)	(0.21)	(0.01)	(0.22)	11.64	(0.21)	102,292		0.22		0.08		1.96		21
	5/31/11	†	10.85	0.19		1.03	1.22	(0.17)	—	(0.17)	11.90	11.43 [b]	74,426		0.24	[c]	0.08	[c]	2.49	[c]	13	[b]
	9/30/10		10.00	0.14		0.75	0.89	(0.04)	—	(0.04)	10.85	8.96	43,294		0.64		0.07		1.38		23
Premier Class:	5/31/15		14.10	0.28		0.43	0.71	(0.27)	(0.02)	(0.29)	14.52	5.16	55,574		0.29		0.20		1.96		12
	5/31/14		13.02	0.22		1.18	1.40	(0.22)	(0.10)	(0.32)	14.10	10.92	53,952		0.31		0.21		1.67		16
	5/31/13		11.61	0.24		1.38	1.62	(0.20)	(0.01)	(0.21)	13.02	14.04	53,709		0.33		0.22		1.91		10
	5/31/12		11.88	0.21		(0.27)	(0.06)	(0.20)	(0.01)	(0.21)	11.61	(0.39)	15,447		0.37		0.23		1.81		21
	5/31/11	†	10.83	0.18		1.04	1.22	(0.17)	—	(0.17)	11.88	11.41 [b]	9,054		0.40	[c]	0.22	[c]	2.44	[c]	13	[b]
	9/30/10		10.00	0.20		0.67	0.87	(0.04)	—	(0.04)	10.83	8.72	758		0.90		0.23		1.97		23
Retirement Class:	5/31/15		14.06	0.26		0.45	0.71	(0.27)	(0.02)	(0.29)	14.48	5.12	64,781		0.44		0.30		1.85		12
	5/31/14		13.00	0.21		1.16	1.37	(0.21)	(0.10)	(0.31)	14.06	10.73	39,234		0.46		0.31		1.53		16
	5/31/13		11.59	0.20		1.41	1.61	(0.19)	(0.01)	(0.20)	13.00	13.95	19,214		0.48		0.32		1.61		10
	5/31/12		11.86	0.19		(0.25)	(0.06)	(0.20)	(0.01)	(0.21)	11.59	(0.40)	9,527		0.51		0.33		1.63		21
	5/31/11	†	10.83	0.11		1.09	1.20	(0.17)	—	(0.17)	11.86	11.18 [b]	1,880		0.56	[c]	0.33	[c]	1.46	[c]	13	[b]
	9/30/10		10.00	0.20		0.67	0.87	(0.04)	—	(0.04)	10.83	8.69	327		1.07		0.33		1.89		23

LIFECYCLE INDEX 2020 FUND
Institutional Class:	5/31/15		14.62	0.32		0.53	0.85	(0.30)	(0.02)	(0.32)	15.15	5.90	327,209		0.13		0.06		2.13		9
	5/31/14		13.32	0.27		1.36	1.63	(0.25)	(0.08)	(0.33)	14.62	12.42	260,171		0.15		0.06		1.95		10
	5/31/13		11.63	0.23		1.67	1.90	(0.21)	(0.00)[d]	(0.21)	13.32	16.51	183,056		0.17		0.07		1.83		8
	5/31/12		12.04	0.22		(0.41)	(0.19)	(0.21)	(0.01)	(0.22)	11.63	(1.49)	121,899		0.21		0.09		1.87		14
	5/31/11	†	10.85	0.19		1.18	1.37	(0.18)	—	(0.18)	12.04	12.74 [b]	84,549		0.23	[c]	0.08	[c]	2.46	[c]	11	[b]
	9/30/10		10.00	0.12		0.78	0.90	(0.05)	—	(0.05)	10.85	9.00	51,737		0.62		0.07		1.16		22
Premier Class:	5/31/15		14.57	0.29		0.53	0.82	(0.28)	(0.02)	(0.30)	15.09	5.70	117,293		0.28		0.21		1.98		9
	5/31/14		13.27	0.24		1.37	1.61	(0.23)	(0.08)	(0.31)	14.57	12.30	104,180		0.30		0.21		1.71		10
	5/31/13		11.60	0.25		1.62	1.87	(0.20)	(0.00)[d]	(0.20)	13.27	16.29	89,233		0.32		0.22		1.96		8
	5/31/12		12.02	0.20		(0.41)	(0.21)	(0.20)	(0.01)	(0.21)	11.60	(1.67)	27,047		0.36		0.24		1.69		14
	5/31/11	†	10.83	0.18		1.18	1.36	(0.17)	—	(0.17)	12.02	12.72 [b]	19,670		0.38	[c]	0.23	[c]	2.35	[c]	11	[b]
	9/30/10		10.00	0.18		0.69	0.87	(0.04)	—	(0.04)	10.83	8.76	1,851		0.85		0.23		1.73		22
Retirement Class:	5/31/15		14.54	0.28		0.52	0.80	(0.28)	(0.02)	(0.30)	15.04	5.55	112,353		0.43		0.31		1.93		9
	5/31/14		13.25	0.22		1.38	1.60	(0.23)	(0.08)	(0.31)	14.54	12.19	49,705		0.45		0.31		1.58		10
	5/31/13		11.59	0.21		1.64	1.85	(0.19)	(0.00)[d]	(0.19)	13.25	16.13	23,032		0.47		0.32		1.64		8
	5/31/12		12.01	0.18		(0.40)	(0.22)	(0.19)	(0.01)	(0.20)	11.59	(1.70)	8,485		0.51		0.34		1.54		14
	5/31/11	†	10.83	0.09		1.26	1.35	(0.17)	—	(0.17)	12.01	12.58 [b]	2,363		0.54	[c]	0.33	[c]	1.19	[c]	11	[b]
	9/30/10		10.00	0.19		0.68	0.87	(0.04)	—	(0.04)	10.83	8.73	304		1.06		0.33		1.80		22

60	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	61

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE INDEX 2025 FUND
Institutional Class:	5/31/15		$15.09	$0.33		$0.61	$0.94	$(0.32)	$(0.02)	$(0.34)	$15.69	6.31%	$337,862		0.13%		0.07%		2.15%		6%
	5/31/14		13.57	0.28		1.58	1.86	(0.26)	(0.08)	(0.34)	15.09	13.85	270,258		0.15		0.07		1.96		11
	5/31/13		11.63	0.23		1.93	2.16	(0.22)	(0.00)[d]	(0.22)	13.57	18.71	187,069		0.17		0.08		1.84		8
	5/31/12		12.18	0.21		(0.55)	(0.34)	(0.20)	(0.01)	(0.21)	11.63	(2.70)	120,360		0.21		0.09		1.80		12
	5/31/11	†	10.84	0.19		1.33	1.52	(0.18)	—	(0.18)	12.18	14.21 [b]	86,413		0.23	[c]	0.08	[c]	2.47	[c]	9	[b]
	9/30/10		10.00	0.10		0.79	0.89	(0.05)	—	(0.05)	10.84	8.96	51,228		0.65		0.07		0.97		16
Premier Class:	5/31/15		15.04	0.30		0.61	0.91	(0.30)	(0.02)	(0.32)	15.63	6.11	118,947		0.28		0.22		1.97		6
	5/31/14		13.53	0.24		1.59	1.83	(0.24)	(0.08)	(0.32)	15.04	13.63	98,691		0.30		0.22		1.70		11
	5/31/13		11.61	0.27		1.86	2.13	(0.21)	(0.00)[d]	(0.21)	13.53	18.50	81,393		0.32		0.23		2.11		8
	5/31/12		12.16	0.19		(0.54)	(0.35)	(0.19)	(0.01)	(0.20)	11.61	(2.79)	18,118		0.36		0.24		1.64		12
	5/31/11	†	10.83	0.18		1.33	1.51	(0.18)	—	(0.18)	12.16	14.09 [b]	11,066		0.39	[c]	0.23	[c]	2.38	[c]	9	[b]
	9/30/10		10.00	0.16		0.72	0.88	(0.05)	—	(0.05)	10.83	8.82	1,664		0.89		0.23		1.61		16
Retirement Class:	5/31/15		15.00	0.29		0.60	0.89	(0.29)	(0.02)	(0.31)	15.58	6.02	99,991		0.43		0.32		1.93		6
	5/31/14		13.50	0.21		1.60	1.81	(0.23)	(0.08)	(0.31)	15.00	13.53	49,436		0.45		0.32		1.46		11
	5/31/13		11.58	0.21		1.91	2.12	(0.20)	(0.00)[d]	(0.20)	13.50	18.46	19,093		0.47		0.33		1.69		8
	5/31/12		12.15	0.19		(0.56)	(0.37)	(0.19)	(0.01)	(0.20)	11.58	(2.97)	5,837		0.51		0.34		1.64		12
	5/31/11	†	10.82	0.13		1.38	1.51	(0.18)	—	(0.18)	12.15	14.06 [b]	1,125		0.57	[c]	0.33	[c]	1.64	[c]	9	[b]
	9/30/10		10.00	0.17		0.70	0.87	(0.05)	—	(0.05)	10.82	8.69	324		1.10		0.33		1.69		16

LIFECYCLE INDEX 2030 FUND
Institutional Class:	5/31/15		15.56	0.34		0.70	1.04	(0.33)	(0.02)	(0.35)	16.25	6.77	360,424		0.13		0.07		2.15		5
	5/31/14		13.84	0.29		1.80	2.09	(0.28)	(0.09)	(0.37)	15.56	15.24	283,951		0.15		0.08		1.95		10
	5/31/13		11.65	0.24		2.17	2.41	(0.22)	(0.00)[d]	(0.22)	13.84	20.90	194,258		0.17		0.09		1.84		4
	5/31/12		12.35	0.20		(0.70)	(0.50)	(0.19)	(0.01)	(0.20)	11.65	(3.89)	124,802		0.21		0.10		1.74		10
	5/31/11	†	10.86	0.19		1.49	1.68	(0.19)	—	(0.19)	12.35	15.64 [b]	91,910		0.22	[c]	0.09	[c]	2.45	[c]	9	[b]
	9/30/10		10.00	0.07		0.83	0.90	(0.04)	—	(0.04)	10.86	9.06	56,944		0.59		0.07		0.71		16
Premier Class:	5/31/15		15.50	0.32		0.70	1.02	(0.31)	(0.02)	(0.33)	16.19	6.65	130,175		0.28		0.22		2.00		5
	5/31/14		13.80	0.25		1.80	2.05	(0.26)	(0.09)	(0.35)	15.50	14.98	109,285		0.30		0.23		1.70		10
	5/31/13		11.62	0.26		2.14	2.40	(0.22)	(0.00)[d]	(0.22)	13.80	20.79	86,071		0.32		0.24		2.05		4
	5/31/12		12.32	0.18		(0.69)	(0.51)	(0.18)	(0.01)	(0.19)	11.62	(4.00)	22,673		0.36		0.25		1.55		10
	5/31/11	†	10.84	0.18		1.49	1.67	(0.19)	—	(0.19)	12.32	15.54 [b]	15,655		0.37	[c]	0.24	[c]	2.32	[c]	9	[b]
	9/30/10		10.00	0.16		0.72	0.88	(0.04)	—	(0.04)	10.84	8.82	1,095		0.83		0.23		1.56		16
Retirement Class:	5/31/15		15.46	0.31		0.69	1.00	(0.31)	(0.02)	(0.33)	16.13	6.51	94,242		0.43		0.32		2.00		5
	5/31/14		13.77	0.21		1.82	2.03	(0.25)	(0.09)	(0.34)	15.46	14.87	39,318		0.45		0.33		1.45		10
	5/31/13		11.60	0.21		2.16	2.37	(0.20)	(0.00)[d]	(0.20)	13.77	20.62	18,588		0.47		0.34		1.62		4
	5/31/12		12.31	0.18		(0.70)	(0.52)	(0.18)	(0.01)	(0.19)	11.60	(4.10)	7,553		0.51		0.35		1.53		10
	5/31/11	†	10.83	0.12		1.54	1.66	(0.18)	—	(0.18)	12.31	15.52 [b]	2,415		0.54	[c]	0.34	[c]	1.61	[c]	9	[b]
	9/30/10		10.00	0.15		0.72	0.87	(0.04)	—	(0.04)	10.83	8.69	455		1.01		0.33		1.48		16

62	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	63

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE INDEX 2035 FUND
Institutional Class:	5/31/15		$16.01	$0.35		$0.78	$1.13	$(0.35)	$(0.02)	$(0.37)	$16.77	7.14%	$370,682		0.13%		0.08%		2.15%		5%
	5/31/14		14.08	0.29		2.02	2.31	(0.29)	(0.09)	(0.38)	16.01	16.51	296,719		0.15		0.08		1.96		9
	5/31/13		11.63	0.24		2.44	2.68	(0.23)	(0.00)[d]	(0.23)	14.08	23.25	203,726		0.17		0.09		1.86		7
	5/31/12		12.48	0.20		(0.85)	(0.65)	(0.19)	(0.01)	(0.20)	11.63	(5.07)	125,358		0.21		0.10		1.68		19
	5/31/11	†	10.84	0.19		1.65	1.84	(0.20)	—	(0.20)	12.48	17.12 [b]	91,325		0.23	[c]	0.09	[c]	2.46	[c]	10	[b]
	9/30/10		10.00	0.05		0.84	0.89	(0.05)	—	(0.05)	10.84	8.91	56,430		0.61		0.07		0.52		10
Premier Class:	5/31/15		15.95	0.32		0.79	1.11	(0.33)	(0.02)	(0.35)	16.71	7.02	108,817		0.28		0.23		1.99		5
	5/31/14		14.03	0.25		2.03	2.28	(0.27)	(0.09)	(0.36)	15.95	16.34	90,943		0.30		0.23		1.69		9
	5/31/13		11.60	0.28		2.37	2.65	(0.22)	(0.00)[d]	(0.22)	14.03	23.06	68,495		0.32		0.24		2.17		7
	5/31/12		12.46	0.17		(0.84)	(0.67)	(0.18)	(0.01)	(0.19)	11.60	(5.26)	13,777		0.36		0.25		1.49		19
	5/31/11	†	10.83	0.18		1.64	1.82	(0.19)	—	(0.19)	12.46	17.00 [b]	7,916		0.38	[c]	0.24	[c]	2.31	[c]	10	[b]
	9/30/10		10.00	0.14		0.73	0.87	(0.04)	—	(0.04)	10.83	8.77	1,336		0.85		0.23		1.40		10
Retirement Class:	5/31/15		15.91	0.31		0.78	1.09	(0.32)	(0.02)	(0.34)	16.66	6.92	71,803		0.43		0.33		1.91		5
	5/31/14		14.00	0.22		2.04	2.26	(0.26)	(0.09)	(0.35)	15.91	16.23	34,019		0.45		0.33		1.45		9
	5/31/13		11.57	0.21		2.43	2.64	(0.21)	(0.00)[d]	(0.21)	14.00	23.00	16,853		0.47		0.34		1.63		7
	5/31/12		12.44	0.18		(0.86)	(0.68)	(0.18)	(0.01)	(0.19)	11.57	(5.36)	6,337		0.51		0.35		1.52		19
	5/31/11	†	10.82	0.13		1.68	1.81	(0.19)	—	(0.19)	12.44	16.89 [b]	1,597		0.55	[c]	0.34	[c]	1.61	[c]	10	[b]
	9/30/10		10.00	0.15		0.71	0.86	(0.04)	—	(0.04)	10.82	8.64	404		1.04		0.33		1.41		10

LIFECYCLE INDEX 2040 INDEX
Institutional Class:	5/31/15		16.25	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.08	7.55	462,814		0.13		0.08		2.17		6
	5/31/14		14.19	0.30		2.15	2.45	(0.30)	(0.09)	(0.39)	16.25	17.45	379,218		0.15		0.08		1.95		8
	5/31/13		11.62	0.24		2.57	2.81	(0.24)	(0.00)[d]	(0.24)	14.19	24.37	264,444		0.16		0.09		1.86		6
	5/31/12		12.52	0.20		(0.89)	(0.69)	(0.19)	(0.02)	(0.21)	11.62	(5.42)	170,934		0.19		0.10		1.70		17
	5/31/11	†	10.87	0.19		1.66	1.85	(0.20)	—	(0.20)	12.52	17.19 [b]	119,510		0.21	[c]	0.09	[c]	2.46	[c]	10	[b]
	9/30/10		10.00	0.04		0.86	0.90	(0.03)	—	(0.03)	10.87	8.98	79,123		0.47		0.07		0.42		11
Premier Class:	5/31/15		16.19	0.33		0.85	1.18	(0.34)	(0.02)	(0.36)	17.01	7.36	102,991		0.28		0.23		1.99		6
	5/31/14		14.14	0.26		2.16	2.42	(0.28)	(0.09)	(0.37)	16.19	17.28	87,589		0.30		0.23		1.70		8
	5/31/13		11.59	0.28		2.50	2.78	(0.23)	(0.00)[d]	(0.23)	14.14	24.18	66,876		0.31		0.24		2.12		6
	5/31/12		12.49	0.17		(0.87)	(0.70)	(0.18)	(0.02)	(0.20)	11.59	(5.52)	16,233		0.34		0.25		1.48		17
	5/31/11	†	10.85	0.18		1.65	1.83	(0.19)	—	(0.19)	12.49	17.08 [b]	11,311		0.37	[c]	0.24	[c]	2.32	[c]	10	[b]
	9/30/10		10.00	0.14		0.73	0.87	(0.02)	—	(0.02)	10.85	8.74	1,790		0.69		0.23		1.32		11
Retirement Class:	5/31/15		16.15	0.32		0.84	1.16	(0.33)	(0.02)	(0.35)	16.96	7.28	74,281		0.43		0.33		1.92		6
	5/31/14		14.12	0.24		2.15	2.39	(0.27)	(0.09)	(0.36)	16.15	17.09	33,725		0.45		0.33		1.58		8
	5/31/13		11.57	0.21		2.55	2.76	(0.21)	(0.00)[d]	(0.21)	14.12	24.10	19,052		0.46		0.34		1.65		6
	5/31/12		12.48	0.18		(0.89)	(0.71)	(0.18)	(0.02)	(0.20)	11.57	(5.62)	7,751		0.49		0.35		1.51		17
	5/31/11	†	10.84	0.11		1.72	1.83	(0.19)	—	(0.19)	12.48	17.06 [b]	1,882		0.54	[c]	0.34	[c]	1.37	[c]	10	[b]
	9/30/10		10.00	0.15		0.71	0.86	(0.02)	—	(0.02)	10.84	8.62	395		0.88		0.33		1.41		11

64	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	65

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE INDEX 2045 FUND
Institutional Class:	5/31/15		$16.17	$0.36		$0.85	$1.21	$(0.36)	$(0.02)	$(0.38)	$17.00	7.56%	$189,644		0.15%		0.08%		2.17%		5%
	5/31/14		14.10	0.29		2.14	2.43	(0.30)	(0.06)	(0.36)	16.17	17.37	135,011		0.18		0.08		1.94		13
	5/31/13		11.54	0.25		2.54	2.79	(0.23)	(0.00)[d]	(0.23)	14.10	24.42	83,001		0.22		0.09		1.90		16
	5/31/12		12.42	0.19		(0.87)	(0.68)	(0.19)	(0.01)	(0.20)	11.54	(5.36)	45,913		0.34		0.10		1.65		25
	5/31/11	†	10.79	0.19		1.64	1.83	(0.20)	—	(0.20)	12.42	17.13 [b]	28,529		0.35	[c]	0.09	[c]	2.41	[c]	11	[b]
	9/30/10		10.00	0.09		0.80	0.89	(0.10)	—	(0.10)	10.79	8.94	17,294		1.15		0.08		0.90		10
Premier Class:	5/31/15		16.11	0.33		0.86	1.19	(0.34)	(0.02)	(0.36)	16.94	7.44	78,809		0.30		0.23		2.00		5
	5/31/14		14.05	0.26		2.14	2.40	(0.28)	(0.06)	(0.34)	16.11	17.21	63,580		0.33		0.23		1.75		13
	5/31/13		11.52	0.30		2.46	2.76	(0.23)	(0.00)[d]	(0.23)	14.05	24.14	44,631		0.36		0.24		2.35		16
	5/31/12		12.40	0.17		(0.86)	(0.69)	(0.18)	(0.01)	(0.19)	11.52	(5.46)	7,202		0.49		0.25		1.47		25
	5/31/11	†	10.78	0.17		1.64	1.81	(0.19)	—	(0.19)	12.40	17.01 [b]	4,521		0.51	[c]	0.24	[c]	2.25	[c]	11	[b]
	9/30/10		10.00	0.16		0.71	0.87	(0.09)	—	(0.09)	10.78	8.80	408		1.37		0.23		1.57		10
Retirement Class:	5/31/15		16.07	0.31		0.85	1.16	(0.33)	(0.02)	(0.35)	16.88	7.29	45,836		0.45		0.33		1.88		5
	5/31/14		14.02	0.23		2.15	2.38	(0.27)	(0.06)	(0.33)	16.07	17.10	20,002		0.48		0.33		1.51		13
	5/31/13		11.50	0.23		2.50	2.73	(0.21)	(0.00)[d]	(0.21)	14.02	23.98	9,184		0.52		0.34		1.75		16
	5/31/12		12.39	0.16		(0.86)	(0.70)	(0.18)	(0.01)	(0.19)	11.50	(5.56)	2,967		0.64		0.35		1.38		25
	5/31/11	†	10.77	0.16		1.65	1.81	(0.19)	—	(0.19)	12.39	16.98 [b]	596		0.70	[c]	0.34	[c]	1.99	[c]	11	[b]
	9/30/10		10.00	0.15		0.71	0.86	(0.09)	—	(0.09)	10.77	8.67	325		1.53		0.33		1.46		10

LIFECYCLE INDEX 2050 FUND
Institutional Class:	5/31/15		16.16	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	16.99	7.58	122,783		0.17		0.08		2.18		5
	5/31/14		14.09	0.29		2.14	2.43	(0.30)	(0.06)	(0.36)	16.16	17.38	86,068		0.21		0.08		1.91		20
	5/31/13		11.54	0.24		2.54	2.78	(0.23)	—	(0.23)	14.09	24.33	57,380		0.28		0.09		1.85		22
	5/31/12		12.42	0.19		(0.87)	(0.68)	(0.19)	(0.01)	(0.20)	11.54	(5.36)	30,943		0.44		0.10		1.66		30
	5/31/11	†	10.78	0.18		1.66	1.84	(0.20)	—	(0.20)	12.42	17.26 [b]	19,744		0.43	[c]	0.09	[c]	2.34	[c]	12	[b]
	9/30/10		10.00	0.11		0.78	0.89	(0.11)	—	(0.11)	10.78	8.94	11,539		1.46		0.08		1.10		11
Premier Class:	5/31/15		16.10	0.33		0.84	1.17	(0.33)	(0.02)	(0.35)	16.92	7.40	54,208		0.32		0.23		1.99		5
	5/31/14		14.04	0.26		2.14	2.40	(0.28)	(0.06)	(0.34)	16.10	17.23	40,648		0.36		0.23		1.76		20
	5/31/13		11.51	0.30		2.46	2.76	(0.23)	—	(0.23)	14.04	24.16	26,880		0.41		0.24		2.33		22
	5/31/12		12.39	0.17		(0.86)	(0.69)	(0.18)	(0.01)	(0.19)	11.51	(5.46)	3,683		0.59		0.25		1.46		30
	5/31/11	†	10.77	0.18		1.64	1.82	(0.20)	—	(0.20)	12.39	17.04 [b]	2,458		0.60	[c]	0.24	[c]	2.27	[c]	12	[b]
	9/30/10		10.00	0.16		0.71	0.87	(0.10)	—	(0.10)	10.77	8.80	328		1.65		0.23		1.59		11
Retirement Class:	5/31/15		16.06	0.30		0.85	1.15	(0.33)	(0.02)	(0.35)	16.86	7.25	31,045		0.47		0.33		1.86		5
	5/31/14		14.01	0.23		2.15	2.38	(0.27)	(0.06)	(0.33)	16.06	17.12	11,803		0.51		0.33		1.55		20
	5/31/13		11.49	0.22		2.51	2.73	(0.21)	—	(0.21)	14.01	24.00	5,528		0.58		0.34		1.67		22
	5/31/12		12.38	0.15		(0.85)	(0.70)	(0.18)	(0.01)	(0.19)	11.49	(5.57)	1,692		0.75		0.35		1.33		30
	5/31/11	†	10.76	0.17		1.64	1.81	(0.19)	—	(0.19)	12.38	17.01 [b]	404		0.80	[c]	0.34	[c]	2.13	[c]	12	[b]
	9/30/10		10.00	0.15		0.71	0.86	(0.10)	—	(0.10)	10.76	8.67	286		1.80		0.33		1.49		11

66	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	67

Financial highlights	concluded

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE INDEX 2055 FUND
Institutional Class:	5/31/15		$12.86	$0.29		$0.65	$0.94	$(0.28)	$(0.01)	$(0.29)	$13.51	7.47%	$34,367		0.34%		0.08%		2.18%		9%
	5/31/14		11.21	0.23		1.70	1.93	(0.23)	(0.05)	(0.28)	12.86	17.42	22,433		0.54		0.08		1.93		25
	5/31/13		9.18	0.19		2.03	2.22	(0.19)	(0.00)[d]	(0.19)	11.21	24.40	13,356		0.75		0.09		1.83		9
	5/31/12		9.87	0.15		(0.69)	(0.54)	(0.15)	(0.00)[d]	(0.15)	9.18	(5.33)	8,376		1.15		0.10		1.61		7
	5/31/11	‡	10.00	0.00	[d]	(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	7,896		8.35	[c]	0.10	[c]	0.15	[c]	1	[b]
Premier Class:	5/31/15		12.84	0.26		0.67	0.93	(0.27)	(0.01)	(0.28)	13.49	7.35	7,695		0.49		0.23		1.96		9
	5/31/14		11.20	0.21		1.70	1.91	(0.22)	(0.05)	(0.27)	12.84	17.21	4,510		0.69		0.23		1.76		25
	5/31/13		9.17	0.19		2.02	2.21	(0.18)	(0.00)[d]	(0.18)	11.20	24.29	2,305		0.91		0.24		1.81		9
	5/31/12		9.87	0.14		(0.70)	(0.56)	(0.14)	(0.00)[d]	(0.14)	9.17	(5.53)	986		1.31		0.25		1.50		7
	5/31/11	‡	10.00	0.00	[d]	(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	987		9.18	[c]	0.25	[c]	(0.01)[c]		1	[b]
Retirement Class:	5/31/15		12.83	0.27		0.65	0.92	(0.26)	(0.01)	(0.27)	13.48	7.33	7,668		0.65		0.33		2.06		9
	5/31/14		11.19	0.20		1.70	1.90	(0.21)	(0.05)	(0.26)	12.83	17.12	2,417		0.85		0.33		1.64		25
	5/31/13		9.17	0.16		2.02	2.18	(0.16)	(0.00)[d]	(0.16)	11.19	24.03	1,416		1.06		0.34		1.55		9
	5/31/12		9.87	0.13		(0.70)	(0.57)	(0.13)	(0.00)[d]	(0.13)	9.17	(5.59)	986		1.46		0.35		1.36		7
	5/31/11	‡	10.00	0.00	[d]	(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	987		9.33	[c]	0.35	[c]	(0.09)[c]		1	[b]

LIFECYCLE INDEX 2060 FUND
Institutional Class:	5/31/15	^	10.00	0.21		0.41	0.62	(0.21)	—	(0.21)	10.41	6.31 [b]	8,556		1.65	[c]	0.08	[c]	3.06	[c]	6	[b]
Premier Class:	5/31/15	^	10.00	0.20		0.42	0.62	(0.21)	—	(0.21)	10.41	6.26 [b]	1,062		1.97	[c]	0.23	[c]	2.92	[c]	6	[b]
Retirement Class:	5/31/15	^	10.00	0.19		0.41	0.60	(0.20)	—	(0.20)	10.40	6.14 [b]	1,067		2.12	[c]	0.33	[c]	2.82	[c]	6	[b]
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the underlying funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Fund commenced operations on April 29, 2011.
^	The Fund commenced operations on September 26, 2014.

68	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	69

Notes to financial statements

TIAA-CREF Lifecycle Index Funds

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifecycle Index 2060 Fund commenced operations on September 26, 2014.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

70	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2015, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	71

Notes to financial statements

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2015, there were no transfers between levels by the Funds.

As of May 31, 2015, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of the Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.06% for the Retirement Income Fund and the 2010 Fund; 0.05% for the 2015 Fund; 0.04% for the 2020 Fund; 0.03% for the 2025 and the 2030 Funds, and 0.02% for the 2035 Fund, the 2040 Fund, the 2045 Fund, the 2050 Fund, the 2055 Fund, and the 2060 Fund. These waivers will remain in effect through September 30, 2015, unless changed with the approval of the Board. Prior to September 26, 2014, Advisors had contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual

72	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

basis, the following percentages of the average daily net assets of each Fund: 0.05% for the 2010 Fund; 0.04% for the 2015 Fund; and 0.02% for the 2030 Fund. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. TPIS has agreed not to seek any reimbursement from the Retirement Class shares under the distribution Rule 12b-1 plan through September 30, 2015. However, this agreement may be terminated before this date with the approval of the Board.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds: (i) 0.04% of average daily net assets for Institutional Class shares of the Retirement Income Fund and 2010 Fund; 0.05% of average daily net assets for Institutional Class shares of the 2015 Fund; 0.06% of average daily net assets for Institutional Class shares of the 2020 Fund; 0.07% of average daily net assets for Institutional Class shares of the 2025 Fund and the 2030 Fund; 0.08% of average daily net assets for Institutional Class shares of the 2035 Fund, the 2040 Fund, the 2045 Fund, the 2050 Fund, the 2055 Fund, and the 2060 Fund; (ii) 0.19% of average daily net assets for Premier Class shares of the Retirement Income Fund and the 2010 Fund; 0.20% of average daily net assets for Premier Class shares of the 2015 Fund; 0.21% of average daily net assets for Premier Class shares of the 2020 Fund; 0.22% of average daily net assets for Premier Class shares of the 2025 Fund and the 2030 Fund; 0.23% of average daily net assets for Premier Class shares of the 2035 Fund, the 2040 Fund, the 2045 Fund, the 2050 Fund, the 2055 Fund, and the 2060 Fund; and (iii) 0.29% of average daily net assets for Retirement Class shares of the Retirement Income Fund and the 2010 Fund; 0.30% of average daily net assets for Retirement Class shares of the 2015 Fund; 0.31% of average daily net assets for Retirement Class shares of the 2020 Fund; 0.32% of average daily net assets for Retirement Class shares of the 2025 Fund and the 2030 Fund; 0.33% of average daily net assets for Retirement Class shares of the 2035 Fund, the 2040 Fund, the 2045 Fund, the 2050 Fund, the 2055 Fund, and the 2060 Fund. The expense reimbursement arrangements will continue through at least September 30, 2015, unless changed with

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	73

Notes to financial statements

the approval of the Board. Prior to September 26, 2014, Advisors agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds (i) 0.05%, 0.06%, and 0.08% of average daily net assets for Institutional Class shares of the 2010, 2015 and 2030 Funds, respectively; (ii) 0.20%, 0.21%, and 0.23% of average daily net assets for Premier Class shares of the 2010, 2015 and 2030 Funds, respectively; and (iii) 0.30%, 0.31%, and 0.33% of average daily net assets for Retirement Class shares of the 2010, 2015 and 2030 Funds, respectively.

The following is the percentage of the Funds’ shares owned by TIAA as of May 31, 2015:

Fund	TIAA
Lifecycle Index Retirement Income	13%
Lifecycle Index 2055	29
Lifecycle Index 2060	90

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss	)[a]	Dividend income	Value at May 31, 2015
Lifecycle Index Retirement Income Fund
TIAA-CREF Bond Index	$17,318,318	$10,534,728	$4,428,368		$185	$425,593	$23,538,355
TIAA-CREF Emerging Markets Equity Index	941,921	696,716	340,387		(9,002)	22,314	1,280,745
TIAA-CREF Equity Index	9,776,225	5,468,325	2,983,805		63,512	195,714	13,249,909
TIAA-CREF Inflation-Linked Bond	3,486,035	2,263,703	922,737		(53,966)	63,385	4,733,065
TIAA-CREF International Equity Index	3,237,507	2,206,222	1,097,337		(25,016)	130,696	4,252,414
	$34,760,006	$21,169,694	$9,772,634		$(24,287)	$837,702	$47,054,488
Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$73,187,291	$23,158,953	$8,829,941		$(8,690)	$1,750,093	$87,913,710
TIAA-CREF Emerging Markets Equity Index	4,947,728	2,000,897	1,068,968		(45,117)	113,325	5,780,066
TIAA-CREF Equity Index	51,353,161	12,068,342	8,937,783		381,929	993,920	59,468,910
TIAA-CREF Inflation-Linked Bond	11,952,031	4,809,044	1,518,165		(98,202)	220,350	14,900,125
TIAA-CREF International Equity Index	17,006,236	6,308,111	3,525,767		(55,178)	663,744	19,232,104
	$158,446,447	$48,345,347	$23,880,624		$174,742	$3,741,432	$187,294,915

74	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss	)[a]	Dividend income	Value at May 31, 2015
Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$120,446,402	$40,383,421	$11,657,060		$(16,140)	$2,945,054	$149,848,729
TIAA-CREF Emerging Markets Equity Index	9,941,695	3,720,851	1,747,527		(76,266)	230,444	11,711,932
TIAA-CREF Equity Index	103,337,257	22,091,851	15,192,983		796,896	2,021,921	120,391,640
TIAA-CREF Inflation-Linked Bond	15,724,686	6,478,643	1,515,540		(102,163)	294,470	20,233,907
TIAA-CREF International Equity Index	34,233,588	11,481,626	5,612,549		(73,089)	1,352,075	38,969,408
	$283,683,628	$84,156,392	$35,725,659		$529,238	$6,843,964	$341,155,616
Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$150,802,408	$65,908,658	$6,630,742		$71,542	$3,893,824	$210,926,497
TIAA-CREF Emerging Markets Equity Index	16,700,305	8,029,576	2,265,358		(154,199)	412,863	22,121,864
TIAA-CREF Equity Index	173,599,042	51,127,105	15,150,664		1,035,349	3,616,856	227,415,832
TIAA-CREF Inflation-Linked Bond	14,614,119	8,659,829	736,863		(50,312)	279,067	22,103,475
TIAA-CREF International Equity Index	57,510,673	24,408,115	6,713,250		(175,420)	2,414,866	73,479,642
	$413,226,547	$158,133,283	$31,496,877		$726,960	$10,617,476	$556,047,310
Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$127,362,829	$54,845,267	$5,118,386		$85,492	$3,277,628	$177,819,801
TIAA-CREF Emerging Markets Equity Index	19,120,269	8,471,312	2,130,509		(156,929)	468,858	25,064,096
TIAA-CREF Equity Index	198,612,185	53,603,805	14,065,241		1,209,744	4,115,532	258,431,516
TIAA-CREF Inflation-Linked Bond	6,396,525	5,056,594	241,870		(14,446)	124,961	11,013,110
TIAA-CREF International Equity Index	65,801,795	26,404,671	6,883,105		(161,979)	2,750,081	83,258,784
	$417,293,603	$148,381,649	$28,439,111		$961,882	$10,737,060	$555,587,307
Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$103,839,723	$52,647,785	$5,430,867		$57,470	$2,750,532	$151,635,949
TIAA-CREF Emerging Markets Equity Index	22,040,806	10,066,812	2,065,243		(149,263)	552,142	29,563,063
TIAA-CREF Equity Index	229,203,411	64,446,133	13,114,843		1,427,381	4,836,962	304,305,967
TIAA-CREF International Equity Index	75,936,947	31,288,802	6,756,974		(118,197)	3,229,533	98,150,767
	$431,020,887	$158,449,532	$27,367,927		$1,217,391	$11,369,169	$583,655,746
Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$67,878,093	$34,913,645	$4,304,141		$23,635	$1,783,870	$98,861,355
TIAA-CREF Emerging Markets Equity Index	23,778,004	9,782,155	2,129,492		(154,864)	577,331	30,908,365
TIAA-CREF Equity Index	247,165,387	58,946,196	13,280,593		1,485,982	5,060,935	317,806,845
TIAA-CREF International Equity Index	81,833,250	29,958,574	6,495,139		(105,516)	3,381,109	102,603,196
	$420,654,734	$133,600,570	$26,209,365		$1,249,237	$10,803,245	$550,179,761

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	75

Notes to financial statements

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss	)[a]	Dividend income	Value at May 31, 2015
Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$49,939,539	$19,137,787	$5,431,159		$6,441	$1,239,922	$63,934,195
TIAA-CREF Emerging Markets Equity Index	30,287,947	13,059,176	3,274,134		(225,410)	744,305	39,423,423
TIAA-CREF Equity Index	314,832,411	75,790,979	18,612,516		2,034,522	6,518,832	404,023,770
TIAA-CREF International Equity Index	104,237,016	38,781,199	8,846,127		(47,968)	4,359,111	130,860,435
	$499,296,913	$146,769,141	$36,163,936		$1,767,585	$12,862,170	$638,241,823
Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$21,772,293	$11,097,336	$1,605,026		$5,757	$571,847	$31,383,152
TIAA-CREF Emerging Markets Equity Index	13,204,916	7,682,392	1,150,222		(69,300)	342,559	19,439,089
TIAA-CREF Equity Index	137,258,372	51,760,247	5,974,507		876,587	3,001,657	197,702,671
TIAA-CREF International Equity Index	45,444,517	24,102,928	3,642,017		(70,180)	2,007,217	64,523,003
	$217,680,098	$94,642,903	$12,371,772		$742,864	$5,923,280	$313,047,915
Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$13,794,278	$7,704,394	$875,994		$6,743	$370,525	$20,697,309
TIAA-CREF Emerging Markets Equity Index	8,366,123	5,240,487	608,423		(34,546)	222,287	12,815,587
TIAA-CREF Equity Index	86,962,911	37,981,664	3,619,514		585,394	1,945,887	130,839,226
TIAA-CREF International Equity Index	28,792,300	16,631,555	2,078,089		(20,867)	1,301,262	42,538,415
	$137,915,612	$67,558,100	$7,182,020		$536,724	$3,839,961	$206,890,537
Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$2,929,927	$2,211,541	$215,911		$1,099	$83,887	$4,941,017
TIAA-CREF Emerging Markets Equity Index	1,776,982	1,475,444	151,818		(23,242)	51,019	3,059,841
TIAA-CREF Equity Index	18,471,072	11,518,778	942,137		129,382	446,961	31,194,534
TIAA-CREF International Equity Index	6,115,529	4,726,677	533,262		(14,112)	298,421	10,156,407
	$29,293,510	$19,932,440	$1,843,128		$93,127	$880,288	$49,351,799
Lifecycle Index 2060 Fund*
TIAA-CREF Bond Index	$—	$1,168,643	$104,453		$1,840	$14,923	$1,075,600
TIAA-CREF Emerging Markets Equity Index	—	717,242	41,142		(931)	13,093	658,474
TIAA-CREF Equity Index	—	6,675,996	283,257		38,691	115,125	6,766,318
TIAA-CREF International Equity Index	—	2,299,888	125,471		1,272	76,678	2,188,453
	$—	$10,861,769	$554,323		$40,872	$219,819	$10,688,845

*	The Fund commenced operations on September 26, 2014.
[a]	Includes realized gain distributions received.

76	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Index Retirement Income	$ 41,963,075	$5,091,413	$ —	$5,091,413
Lifecycle Index 2010	160,199,060	27,095,855	—	27,095,855
Lifecycle Index 2015	288,330,798	52,914,415	(89,597)	52,824,818
Lifecycle Index 2020	472,352,761	83,959,486	(264,937)	83,694,549
Lifecycle Index 2025	463,428,968	92,326,308	(167,969)	92,158,339
Lifecycle Index 2030	476,909,511	106,746,235	—	106,746,235
Lifecycle Index 2035	438,011,067	112,168,694	—	112,168,694
Lifecycle Index 2040	492,633,453	145,608,370	—	145,608,370
Lifecycle Index 2045	256,255,946	56,791,969	—	56,791,969
Lifecycle Index 2050	169,982,683	36,907,854	—	36,907,854
Lifecycle Index 2055	42,618,939	6,741,945	(9,085)	6,732,860
Lifecycle Index 2060	10,312,312	393,227	(16,694)	376,533

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2015 were as follows:

Fund	Purchases	Sales
Lifecycle Index Retirement Income	$25,265,814	$13,873,978
Lifecycle Index 2010	49,256,546	24,790,982
Lifecycle Index 2015	85,980,599	37,539,559
Lifecycle Index 2020	167,754,295	41,109,578
Lifecycle Index 2025	148,381,649	28,439,111
Lifecycle Index 2030	158,449,532	27,367,927
Lifecycle Index 2035	133,600,570	26,209,365
Lifecycle Index 2040	146,769,141	36,163,936
Lifecycle Index 2045	94,642,903	12,371,772
Lifecycle Index 2050	69,469,574	9,108,494
Lifecycle Index 2055	21,560,263	3,477,914
Lifecycle Index 2060	10,861,769	554,323

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	77

Notes to financial statements

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2015 and the year ended May 31, 2014 was as follows:

	5/31/2015			5/31/2014
	Ordinary	Long-term		Ordinary	Long-term
Fund	income	capital gains	Total	income	capital gains	Total
Lifecycle Index Retirement Income	$855,076	$26,142	$881,218	$645,051	$51,723	$696,774
Lifecycle Index 2010	3,607,902	298,202	3,906,104	3,145,645	271,978	3,417,623
Lifecycle Index 2015	6,608,471	255,658	6,864,129	5,545,809	491,754	6,037,563
Lifecycle Index 2020	9,891,760	397,006	10,288,766	7,378,425	693,905	8,072,330
Lifecycle Index 2025	10,073,340	429,463	10,502,803	7,192,304	714,988	7,907,292
Lifecycle Index 2030	10,548,745	478,526	11,027,271	7,803,877	793,248	8,597,125
Lifecycle Index 2035	10,146,413	511,926	10,658,339	7,644,237	807,303	8,451,540
Lifecycle Index 2040	12,266,835	646,862	12,913,697	9,540,107	1,036,095	10,576,202
Lifecycle Index 2045	5,586,265	267,344	5,853,609	3,582,980	392,746	3,975,726
Lifecycle Index 2050	3,665,686	170,889	3,836,575	2,290,474	239,676	2,530,150
Lifecycle Index 2055	843,204	34,520	877,724	466,869	49,309	516,178
Lifecycle Index 2060	210,425	—	210,425	—	—	—

As of May 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
	ordinary	long-term	appreciation
Fund	income	capital gains	(depreciation)	Total
Lifecycle Index Retirement Income	$91,810	$77,427	$5,091,410	$5,260,647
Lifecycle Index 2010	786,647	361,029	27,095,854	28,243,530
Lifecycle Index 2015	1,360,791	715,788	52,824,820	54,901,399
Lifecycle Index 2020	1,549,459	1,210,834	83,694,551	86,454,844
Lifecycle Index 2025	1,234,793	1,338,624	92,158,344	94,731,761
Lifecycle Index 2030	1,000,857	1,540,301	106,746,233	109,287,391
Lifecycle Index 2035	584,425	1,581,346	112,168,693	114,334,464
Lifecycle Index 2040	390,641	2,018,176	145,608,369	148,017,186
Lifecycle Index 2045	115,286	929,726	56,791,968	57,836,980
Lifecycle Index 2050	89,692	601,575	36,907,851	37,599,118
Lifecycle Index 2055	25,170	137,974	6,732,859	6,896,003
Lifecycle Index 2060	8,992	35,659	376,533	421,184

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short-term gain as ordinary income for tax purposes.

78	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2015, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	79

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the
TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Index Retirement Income Fund, Lifecycle Index 2010 Fund, Lifecycle Index 2015 Fund, Lifecycle Index 2020 Fund, Lifecycle Index 2025 Fund, Lifecycle Index 2030 Fund, Lifecycle Index 2035 Fund, Lifecycle Index 2040 Fund, Lifecycle Index 2045 Fund, Lifecycle Index 2050 Fund, Lifecycle Index 2055 Fund, and Lifecycle Index 2060 Fund (twelve of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) at May 31, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2015 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2015

80	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2015

Trustees

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	82	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	82	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; and Independent Trustee, Lazard Alternative Emerging Markets 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	82	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	81

Trustees and officers (unaudited)	continued

TIAA-CREF Funds   ■   May 31, 2015

Trustees — continued

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	82	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1943	Trustee	Indefinite term. Trustee since 1999.	Principal, NL Jacob Consultant (economic and business consultant) (since 2012); President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	82	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	82	Director, Aflac Insurance. Inc., Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.

82	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	82	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance, Prep for Prep; and Close Brothers Group plc.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	82	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	82	Director, SCANA Corporation (energy holding company).

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	83

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■   May 31, 2015

Trustees — concluded

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	82	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Managing Director, Senior Compliance officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).

84	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Chief Executive Officer of TIAA-CREF Asset Management LLC (“TCAM”) and Executive Vice President of the TIAA-CREF Fund Complex.
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President and President of Asset Management of TIAA. Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	85

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds   ■   May 31, 2015

Officers — concluded

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President, since 2006.	Executive Vice President, President of Retirement and Individual Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Weaver served as Senior Vice President, The Hartford Financial Services Group, Inc.
Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by calling 800 223–1200.

86	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Renewal of investment
management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Index Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each TIAA-CREF Lifecycle Index Funds’ series (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 12, 2015 and March 26, 2015, at which it considered the annual renewal of the Agreement with respect to each Lifecycle Index Fund other than the Lifecycle Index 2060 Fund using its previously-established process. (The Board did not consider the renewal of the Agreement for the Lifecycle Index 2060 Fund at these meetings because the Fund’s Agreement was initially approved in mid-2014 with a two-year term. Accordingly, in the discussion below, the references to “Funds” do not include the Lifecycle Index 2060 Fund.) As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2014 renewal process. During a series of meetings held prior to the March 12 and March 26, 2015 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	87

Renewal of investment
management agreement (unaudited)

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios and short-term and long-term investment performance. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Lipper (and not TAI).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this regard, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 12 and March 26, 2015, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements,

88	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2015, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	89

Renewal of investment
management agreement (unaudited)

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI and its affiliates also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”), the TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions, if any, had been or were being implemented.

90	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2014. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board also noted TAI’s voluntary waiver of a portion of some of the Funds’ management fees during 2014. The Board also acknowledged reimbursements of expenses above specified amounts undertaken by TAI with respect to the underlying funds in which the Funds invest that, in turn, reduce the Funds’ expenses. The Board considered that TAI had incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2014, and expected this trend to continue. The Board also considered that TAI may have indirect earnings or losses with respect to the Funds based on the Funds’ investment in underlying funds also managed by TAI.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, especially any effect of the purchase of Nuveen Investments by TAI’s parent on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a net loss, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	91

Renewal of investment
management agreement (unaudited)

considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board noted that TAI provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, the TIAA-CREF Lifecycle Funds, which also have an annual management fee rate of 0.10% that is entirely waived by TAI, and the TIAA-CREF Managed Allocation Fund, for which TAI receives no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts, the Life Funds and other series of the Trust. TAI and the Funds may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Funds may be utilized as investment options for other products and businesses of TAI and its affiliates, such as variable products.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2014. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2014 under the Agreement.

92	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Lifecycle Index Retirement Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.06% of this fee through at least September 30, 2015.
•	The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee ranked 1 out of 5, 1 out of 3 and 2 out of 3 within the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”), respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 1st and 2nd quintiles of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”), respectively.
•	The Fund ranked 1 out of 5, 1 out of 5 and 1 out of 4 funds within the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2010 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.06% of this fee through at least September 30, 2015.
•	The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee ranked 1 out of 4, 1 out of 2 and 1 out of 2 within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund ranked 1 out of 4 funds within its Performance Group for each of the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2015 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.05% of this fee through at least September 30, 2015.

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	93

Renewal of investment
management agreement (unaudited)

•	The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee ranked 1 out of 5, 1 out of 3 and 1 out of 3 within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund ranked 3 out of 5, 3 out of 5 and 2 out of 5 funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2020 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.04% of this fee through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 2nd and 1st quintiles of its Performance Group for the one-and three-year periods, respectively. The Fund ranked 2 out of 4 funds within its Performance Group for the five-year period. The Fund was in the 1st, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2025 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.03% of this fee through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 2 out of 4 funds within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 2nd and 2nd quintiles of its Expense Universe, respectively.

94	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

•	The Fund was in the 2nd and 1st quintiles of its Performance Group for the one- and three-year periods, respectively. The Fund ranked 2 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 1st, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2030 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.03% of this fee through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 2 out of 4 funds within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 2nd and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 2nd and 1st quintiles of its Performance Group for the one- and three-year periods, respectively. The Fund ranked 2 out of 4 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2035 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.02% of this fee through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 2 out of 4 funds within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 2nd and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 2nd and 1st quintiles of its Performance Group for the one-and three-year periods, respectively. The Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	95

Renewal of investment
management agreement (unaudited)

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2040 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.02% of this fee through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 2 out of 4 funds within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 2nd and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd and 1st quintiles of its Performance Group for the one-and three-year periods, respectively. The Fund ranked 1 out of 4 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2045 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.02% of this fee through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 2nd and 1st quintiles of its Performance Group for the one-and three-year periods, respectively. The Fund ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

96	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Lifecycle Index 2050 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.02% of this fee through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd and 1st quintiles of its Performance Group for the one-and three-year periods, respectively. The Fund ranked 1 out of 4 funds within its Performance Group for the five-year period. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2055 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.02% of this fee through at least September 30, 2015.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were in the 1st, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 2nd and 1st quintiles of its Performance Group and its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	97

Important tax information (unaudited)

TIAA-CREF Lifecycle Index Funds

For the year ended May 31, 2015, the Lifecycle Index Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains:

Long-term
Fund	capital gains
Lifecycle Index Retirement Income	$26,142
Lifecycle Index 2010	298,202
Lifecycle Index 2015	255,658
Lifecycle Index 2020	397,006
Lifecycle Index 2025	429,463
Lifecycle Index 2030	478,526
Lifecycle Index 2035	511,926
Lifecycle Index 2040	646,862
Lifecycle Index 2045	267,344
Lifecycle Index 2050	170,889
Lifecycle Index 2055	34,520
Lifecycle Index 2060	—

For the year ended May 31, 2015, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends:

Fund	Percentage
Lifecycle Index Retirement Income	28.75%
Lifecycle Index 2010	32.55%
Lifecycle Index 2015	36.58%
Lifecycle Index 2020	44.04%
Lifecycle Index 2025	49.77%
Lifecycle Index 2030	55.36%
Lifecycle Index 2035	60.78%
Lifecycle Index 2040	65.06%
Lifecycle Index 2045	66.30%
Lifecycle Index 2050	66.05%
Lifecycle Index 2055	65.40%
Lifecycle Index 2060	65.39%

98	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

For the year ended May 31, 2015, the Lifecycle Index Funds designate the following percentages (or maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction:

Fund	Percentage
Lifecycle Index Retirement Income	17.89%
Lifecycle Index 2010	20.34%
Lifecycle Index 2015	22.85%
Lifecycle Index 2020	27.43%
Lifecycle Index 2025	30.92%
Lifecycle Index 2030	34.32%
Lifecycle Index 2035	37.58%
Lifecycle Index 2040	40.17%
Lifecycle Index 2045	40.94%
Lifecycle Index 2050	40.83%
Lifecycle Index 2055	40.44%
Lifecycle Index 2060	40.47%

For the year ended May 31, 2015, the Lifecycle Index Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

	Foreign source	Foreign source
Fund	income	income per share
Lifecycle Index Retirement Income Fund	$ 99,045	$ 0.03345
Lifecycle Index 2010 Fund	503,007	0.04033
Lifecycle Index 2015 Fund	1,024,279	0.04647
Lifecycle Index 2020 Fund	1,830,575	0.05565
Lifecycle Index 2025 Fund	2,083,482	0.06559
Lifecycle Index 2030 Fund	2,448,128	0.07577
Lifecycle Index 2035 Fund	2,562,366	0.08654
Lifecycle Index 2040 Fund	3,303,523	0.09555
Lifecycle Index 2045 Fund	1,521,003	0.09513
Lifecycle Index 2050 Fund	986,244	0.09476
Lifecycle Index 2055 Fund	226,215	0.07549
Lifecycle Index 2060 Fund	58,110	0.05811

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	99

Important tax information (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds

For the year ended May 31, 2015, the Lifecycle Index Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

	Foreign taxes	Foreign taxes
Fund	paid	paid per share
Lifecycle Index Retirement Income Fund	$ 6,516	$ 0.00220
Lifecycle Index 2010 Fund	33,091	0.00265
Lifecycle Index 2015 Fund	67,359	0.00306
Lifecycle Index 2020 Fund	120,463	0.00366
Lifecycle Index 2025 Fund	137,023	0.00431
Lifecycle Index 2030 Fund	161,102	0.00499
Lifecycle Index 2035 Fund	168,574	0.00569
Lifecycle Index 2040 Fund	217,332	0.00629
Lifecycle Index 2045 Fund	100,053	0.00626
Lifecycle Index 2050 Fund	64,889	0.00623
Lifecycle Index 2055 Fund	14,886	0.00497
Lifecycle Index 2060 Fund	3,823	0.00382

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2015, which will be reported in conjunction with your 2015 Form 1099-DIV.

By early 2016, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

100	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Additional information about
index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use or the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

TIAA-CREF Lifecycle Index Funds ■ 2015 Annual Report	101

Additional information about	concluded
index providers (unaudited)

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

102	2015 Annual Report ■ TIAA-CREF Lifecycle Index Funds

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, Members FINRA and SIPC, distribute securities products.

©2015 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206

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eDelivery will save trees, conserve paper and reduce mailbox clutter.

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Printed on paper containing recycled fiber

C23930	A12027 (7/15)

2015 Annual Report

TIAA-CREF Lifestyle Funds

of the TIAA-CREF Funds

May 31, 2015

Understanding your Lifestyle Funds report

This annual report contains information about the investment performance and holdings of the Lifestyle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2015. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2015.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the Lifestyle Funds begin on page 22 of this report. You can also obtain lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	3

About the funds’ composite benchmarks

Each Lifestyle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in the tables on pages 6 through 9 are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2014–May 31, 2015).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	5

Important information about expenses

Expense examples

Six months ended May 31, 2015

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Institutional Class	(12/1/14)	(5/31/15)	(12/1/14–5/31/15)		(12/1/14–5/31/15)
Income Fund actual return	$1,000.00	$1,017.84	$0.50		$2.16
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.17
Conservative Fund actual return	1,000.00	1,028.57	0.51		2.43
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.42
Moderate Fund actual return	1,000.00	1,037.66	0.51		2.64
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.62
Growth Fund actual return	1,000.00	1,045.00	0.51		2.80
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.77
Aggressive Growth Fund actual return	1,000.00	1,051.72	0.51		2.97
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.92

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.43% for the Income Fund; 0.48% for the Conservative Fund; 0.52% for the Moderate Fund; 0.55% for the Growth Fund; and 0.58% for the Aggressive Growth Fund.

6	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Expense examples

Six months ended May 31, 2015

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Premier Class	(12/1/14)	(5/31/15)	(12/1/14–5/31/15)		(12/1/14–5/31/15)
Income Fund actual return	$1,000.00	$1,017.91	$1.26		$2.92
5% annual hypothetical return	1,000.00	1,023.68	1.26		2.92
Conservative Fund actual return	1,000.00	1,026.92	1.26		3.18
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.18
Moderate Fund actual return	1,000.00	1,036.85	1.27		3.40
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.38
Growth Fund actual return	1,000.00	1,044.29	1.27		3.57
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.53
Aggressive Growth Fund actual return	1,000.00	1,050.32	1.28		3.73
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.68

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.25% for the Premier Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.58% for the Income Fund; 0.63% for the Conservative Fund; 0.67% for the Moderate Fund; 0.70% for the Growth Fund; and 0.73% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	7

Important information about expenses

Expense examples

Six months ended May 31, 2015

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Retirement Class	(12/1/14)	(5/31/15)	(12/1/14–5/31/15)		(12/1/14–5/31/15)
Income Fund actual return	$1,000.00	$1,017.44	$1.76		$3.42
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.43
Conservative Fund actual return	1,000.00	1,026.42	1.77		3.69
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.68
Moderate Fund actual return	1,000.00	1,036.37	1.78		3.91
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.88
Growth Fund actual return	1,000.00	1,042.80	1.78		4.07
5% annual hypothetical return	1,000.00	1,023.19	1.77		4.03
Aggressive Growth Fund actual return	1,000.00	1,049.99	1.79		4.24
5% annual hypothetical return	1,000.00	1,023.19	1.77		4.18

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.35% for the Retirement Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.68% for the Income Fund; 0.73% for the Conservative Fund; 0.77% for the Moderate Fund; 0.80% for the Growth Fund; and 0.83% for the Aggressive Growth Fund.

8	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

Expense examples

Six months ended May 31, 2015

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Retail Class	(12/1/14)	(5/31/15)	(12/1/14–5/31/15)		(12/1/14–5/31/15)
Income Fund actual return	$1,000.00	$1,017.40	$1.86		$3.52
5% annual hypothetical return	1,000.00	1,023.09	1.87		3.53
Conservative Fund actual return	1,000.00	1,026.39	1.92		3.79
5% annual hypothetical return	1,000.00	1,023.04	1.92		3.78
Moderate Fund actual return	1,000.00	1,035.57	1.88		4.01
5% annual hypothetical return	1,000.00	1,023.09	1.87		3.98
Growth Fund actual return	1,000.00	1,042.66	1.94		4.23
5% annual hypothetical return	1,000.00	1,023.04	1.92		4.18
Aggressive Growth Fund actual return	1,000.00	1,049.67	2.10		4.55
5% annual hypothetical return	1,000.00	1,022.89	2.07		4.48

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2015. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.37% for the Income and Moderate Funds; 0.38% for the Conservative and Growth Funds; and 0.41% for the Aggressive Growth Fund for the Retail Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.70% for the Income Fund; 0.75% for the Conservative Fund; 0.79% for the Moderate Fund; 0.83% for the Growth Fund; and 0.89% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	9

Investment results of the Lifestyle Funds

Performance for the twelve months ended May 31, 2015

For the twelve-month reporting period, all five TIAA-CREF Lifestyle Funds outperformed their respective composite benchmarks. Institutional Class returns ranged from 3.34% for the Lifestyle Income Fund to 9.13% for the Lifestyle Aggressive Growth Fund. The tables on the following pages show returns for all share classes of the funds.

The outperformance of the individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from 0.13 of a percentage point for the Income Fund to 1.16 percentage points for the Aggressive Growth Fund. (All results for the Lifestyle Funds are for the Institutional Class.)

U.S. markets rise amid volatility and mixed economic data

The domestic economy showed signs of life throughout much of the twelve-month period relative to many international markets’ economies but tapered off in 2015. Real gross domestic product, which measures the value of all goods and services produced in the nation, decreased 0.2% in the first calendar quarter of 2015. However, the national unemployment rate registered at 5.5% in the final month of the reporting period—down from 6.3% in May 2014. The U.S. dollar rose sharply against most foreign currencies and inflation remained subdued.

Investors then turned their attention to when the U.S. central bank might start raising short-term interest rates. Conversely, central banks in some European markets, Japan and China boosted efforts to stimulate their sluggish economies, which helped fuel demand for equities in various international markets.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, rose 11.86%. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market nations excluding the United States, returned –0.90% in terms of U.S. dollars, but climbed substantially to 15.04% in local currency terms. Although emerging markets finished lower for the twelve months, many markets rose in the final quarter of the period as oil prices stabilized following their sharp drop from June 2014 through January 2015.

Returns of U.S. investment-grade bonds were somewhat constrained by the prospect of rising interest rates. The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 3.03% for the period. Short-term Treasury securities, as measured by the Barclay’s U.S. 1–3 Year Government/Credit Bond Index, gained 0.91%.

10	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

Each of the five Lifestyle Funds produced a solid gain for the twelve-month period aided by the strength of the U.S. equity markets.

The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying funds that in turn buy stocks, bonds and other securities in these market sectors.

For the period, the U.S. equity sector contributed the most to the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks. Within U.S. equity, the Large-Cap Growth and Enhanced Large-Cap Growth Index funds had the highest returns. The International Opportunities Fund had the best performance within the international equity sector.

Strong results from stocks lift the funds’ returns higher

All of the Lifestyle Funds outperformed their respective composite benchmarks driven by the U.S. equity sector. Performance within the U.S. equity sector was led by the Large-Cap Growth Fund, which beat its benchmark, the Russell 1000® Growth Index, by over four percentage points. The International Opportunities Fund was the second best contributor to each of the funds’ relative performance surpassing its benchmark, the MSCI All Country World ex USA Index, by nearly five percentage points.

For the Lifestyle Conservative, Moderate, Growth and Aggressive Growth funds, the third-best contributor was the Growth & Income Fund, which outperformed the S&P 500® Index by almost two percentage points.

Within the fixed-income sector, the Bond Plus Fund aided the relative performance of the Income, Conservative, Moderate and Growth funds.

The biggest detractor from relative performance for each of the Lifestyle Funds was the Emerging Markets Equity Fund, which lagged the return of its benchmark, the MSCI Emerging Markets Index, by nearly four percentage points. (Performance of the Lifestyle Funds’ underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	11

Lifestyle Income Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
Lifestyle Income Fund	Inception date	1 year	since inception
Institutional Class	12/9/2011	3.34%	5.64%
Premier Class	12/9/2011	3.18	5.50
Retirement Class	12/9/2011	3.09	5.39
Retail Class	12/9/2011	3.06	5.35
Lifestyle Income Fund
Composite Index*	—	3.21	4.74	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	3.03	2.80	†
Russell 3000® Index	—	11.86	18.75	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2015, the Lifestyle Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 40.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000® Index; and 6.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

12	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets
as of 5/31/2015
Equity
U.S. equity	13.6%
International equity	6.5
Fixed income
Fixed income	39.9
Short-term fixed income	39.9
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	13

Lifestyle Conservative Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
Lifestyle Conservative Fund	Inception date	1 year	since inception
Institutional Class	12/9/2011	5.13%	8.74%
Premier Class	12/9/2011	4.88	8.55
Retirement Class	12/9/2011	4.79	8.44
Retail Class	12/9/2011	4.77	8.41
Lifestyle Conservative Fund
Composite Index*	—	4.65	7.69	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	3.03	2.80	†
Russell 3000® Index	—	11.86	18.75	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2015, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 20.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 12.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

14	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets
as of 5/31/2015
Equity
U.S. equity	27.1%
International equity	13.0
Fixed income
Fixed income	39.9
Short-term fixed income	19.9
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	15

Lifestyle Moderate Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
Lifestyle Moderate Fund	Inception date	1 year	since inception
Institutional Class	12/9/2011	6.81%	11.83%
Premier Class	12/9/2011	6.65	11.67
Retirement Class	12/9/2011	6.56	11.56
Retail Class	12/9/2011	6.46	11.50
Lifestyle Moderate Fund
Composite Index*	—	6.07	10.67	†
Broad market index
Russell 3000® Index	—	11.86	18.75	†
Barclays U.S. Aggregate Bond Index	—	3.03	2.80	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2015, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

16	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/2015
Equity
U.S. equity	41.2%
International equity	18.9
Fixed income	39.8
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	17

Lifestyle Growth Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
Lifestyle Growth Fund	Inception date	1 year	since inception
Institutional Class	12/9/2011	7.92%	14.23%
Premier Class	12/9/2011	7.77	14.06
Retirement Class	12/9/2011	7.62	13.93
Retail Class	12/9/2011	7.61	13.86
Lifestyle Growth Fund
Composite Index*	—	7.04	13.32	†
Broad market index
Russell 3000® Index	—	11.86	18.75	†
Barclays U.S. Aggregate Bond Index	—	3.03	2.80	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2015, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000 Index; 24.0% MSCI All Country World ex USA Index; and 20.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

18	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets
as of 5/31/2015
Equity
U.S. equity	55.1%
International equity	24.7
Fixed income	19.9
Other assets & liabilities, net	0.3
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	19

Lifestyle Aggressive Growth Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
Lifestyle Aggressive Growth Fund	Inception date	1 year	since inception
Institutional Class	12/9/2011	9.13%	16.64%
Premier Class	12/9/2011	8.92	16.46
Retirement Class	12/9/2011	8.89	16.36
Retail Class	12/9/2011	8.79	16.26
Lifestyle Aggressive Growth Fund
Composite Index*	—	7.97	15.97 †
Broad market index
Russell 3000® Index	—	11.86	18.75 †

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2015, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

20	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and that of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets
as of 5/31/2015
Equity
U.S. equity	69.1%
International equity	30.7
Other assets & liabilities, net	0.2
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	21

Portfolio of investments

Lifestyle Income Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 39.9%
997,734		TIAA-CREF Bond Fund		$10,536,070	19.0%
1,033,245		TIAA-CREF Bond Plus Fund		11,035,052	19.9
56,675		TIAA-CREF High-Yield Fund		565,614	1.0
		TOTAL FIXED INCOME		22,136,736	39.9

INTERNATIONAL EQUITY — 6.5%
66,295		TIAA-CREF Emerging Markets Equity Fund		700,071	1.2
91,078		TIAA-CREF Enhanced International Equity Index Fund		708,588	1.3
19,320		TIAA-CREF Global Natural Resources Fund		165,574	0.3
103,128		TIAA-CREF International Equity Fund		1,223,092	2.2
72,649		TIAA-CREF International Opportunities Fund		827,472	1.5
		TOTAL INTERNATIONAL EQUITY		3,624,797	6.5

SHORT-TERM FIXED INCOME — 39.9%
2,993	*	TIAA-CREF Money Market Fund		2,993	0.0
2,136,450		TIAA-CREF Short-Term Bond Fund		22,176,351	39.9
		TOTAL SHORT-TERM FIXED INCOME		22,179,344	39.9

U.S. EQUITY — 13.6%
56,305		TIAA-CREF Enhanced Large-Cap Growth Index Fund		671,160	1.2
58,852		TIAA-CREF Enhanced Large-Cap Value Index Fund		617,951	1.1
130,235		TIAA-CREF Growth & Income Fund		1,655,285	3.0
125,099		TIAA-CREF Large-Cap Growth Fund		2,012,844	3.6
100,550		TIAA-CREF Large-Cap Value Fund		1,866,212	3.4
3,124		TIAA-CREF Mid-Cap Growth Fund		70,314	0.1
2,168		TIAA-CREF Mid-Cap Value Fund		54,659	0.1
33,671		TIAA-CREF Small-Cap Equity Fund		611,134	1.1
		TOTAL U.S. EQUITY		7,559,559	13.6
		TOTAL TIAA-CREF FUNDS	(Cost $54,032,719)	55,500,436	99.9

		TOTAL PORTFOLIO	(Cost $54,032,719)	55,500,436	99.9
		OTHER ASSETS & LIABILITIES, NET		54,195	0.1
		NET ASSETS		$55,554,631	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

22	2015 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Conservative Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 39.9%
973,648		TIAA-CREF Bond Fund		$10,281,719	9.0%
3,199,080		TIAA-CREF Bond Plus Fund		34,166,169	29.9
116,831		TIAA-CREF High-Yield Fund		1,165,973	1.0
		TOTAL FIXED INCOME		45,613,861	39.9

INTERNATIONAL EQUITY — 13.0%
271,603		TIAA-CREF Emerging Markets Equity Fund		2,868,128	2.5
373,442		TIAA-CREF Enhanced International Equity Index Fund		2,905,381	2.5
79,309		TIAA-CREF Global Natural Resources Fund		679,681	0.6
424,481		TIAA-CREF International Equity Fund		5,034,350	4.4
297,870		TIAA-CREF International Opportunities Fund		3,392,743	3.0
		TOTAL INTERNATIONAL EQUITY		14,880,283	13.0

SHORT-TERM FIXED INCOME — 19.9%
4,722	*	TIAA-CREF Money Market Fund		4,722	0.0
2,193,222		TIAA-CREF Short-Term Bond Fund		22,765,641	19.9
		TOTAL SHORT-TERM FIXED INCOME		22,770,363	19.9

U.S. EQUITY — 27.1%
230,797		TIAA-CREF Enhanced Large-Cap Growth Index Fund		2,751,095	2.4
241,471		TIAA-CREF Enhanced Large-Cap Value Index Fund		2,535,443	2.2
534,135		TIAA-CREF Growth & Income Fund		6,788,855	5.9
512,512		TIAA-CREF Large-Cap Growth Fund		8,246,311	7.2
412,101		TIAA-CREF Large-Cap Value Fund		7,648,592	6.7
12,670		TIAA-CREF Mid-Cap Growth Fund		285,197	0.3
8,967		TIAA-CREF Mid-Cap Value Fund		226,064	0.2
138,264		TIAA-CREF Small-Cap Equity Fund		2,509,500	2.2
		TOTAL U.S. EQUITY		30,991,057	27.1
		TOTAL TIAA-CREF FUNDS	(Cost $109,490,893)	114,255,564	99.9

		TOTAL PORTFOLIO	(Cost $109,490,893)	114,255,564	99.9
		OTHER ASSETS & LIABILITIES, NET		104,116	0.1
		NET ASSETS		$114,359,680	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	23

Portfolio of investments

Lifestyle Moderate Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 39.8%
5,495,631		TIAA-CREF Bond Plus Fund		$58,693,339	38.8%
154,989		TIAA-CREF High-Yield Fund		1,546,792	1.0
		TOTAL FIXED INCOME		60,240,131	39.8

INTERNATIONAL EQUITY — 18.9%
496,832		TIAA-CREF Emerging Markets Equity Fund		5,246,545	3.5
740,076		TIAA-CREF Enhanced International Equity Index Fund		5,757,794	3.8
158,022		TIAA-CREF Global Natural Resources Fund		1,354,249	0.9
804,553		TIAA-CREF International Equity Fund		9,541,996	6.3
590,733		TIAA-CREF International Opportunities Fund		6,728,451	4.4
		TOTAL INTERNATIONAL EQUITY		28,629,035	18.9

SHORT-TERM FIXED INCOME — 0.0%
6,346	*	TIAA-CREF Money Market Fund		6,346	0.0
		TOTAL SHORT-TERM FIXED INCOME		6,346	0.0

U.S. EQUITY — 41.2%
476,625		TIAA-CREF Enhanced Large-Cap Growth Index Fund		5,681,368	3.8
500,270		TIAA-CREF Enhanced Large-Cap Value Index Fund		5,252,833	3.5
1,059,565		TIAA-CREF Growth & Income Fund		13,467,074	8.9
1,017,691		TIAA-CREF Large-Cap Growth Fund		16,374,656	10.8
817,438		TIAA-CREF Large-Cap Value Fund		15,171,643	10.0
34,417		TIAA-CREF Mid-Cap Growth Fund		774,729	0.5
26,654		TIAA-CREF Mid-Cap Value Fund		671,942	0.4
270,588		TIAA-CREF Small-Cap Equity Fund		4,911,169	3.3
		TOTAL U.S. EQUITY		62,305,414	41.2
		TOTAL TIAA-CREF FUNDS	(Cost $142,763,310)	151,180,926	99.9

		TOTAL PORTFOLIO	(Cost $142,763,310)	151,180,926	99.9
		OTHER ASSETS & LIABILITIES, NET		175,513	0.1
		NET ASSETS		$151,356,439	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

24	2015 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Growth Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 19.9%
1,389,448		TIAA-CREF Bond Plus Fund		$14,839,300	18.9%
80,481		TIAA-CREF High-Yield Fund		803,201	1.0
		TOTAL FIXED INCOME		15,642,501	19.9

INTERNATIONAL EQUITY — 24.7%
328,736		TIAA-CREF Emerging Markets Equity Fund		3,471,457	4.4
509,656		TIAA-CREF Enhanced International Equity Index Fund		3,965,121	5.0
108,872		TIAA-CREF Global Natural Resources Fund		933,035	1.2
540,213		TIAA-CREF International Equity Fund		6,406,922	8.2
407,940		TIAA-CREF International Opportunities Fund		4,646,442	5.9
		TOTAL INTERNATIONAL EQUITY		19,422,977	24.7

SHORT-TERM FIXED INCOME — 0.0%
3,306	*	TIAA-CREF Money Market Fund		3,306	0.0
		TOTAL SHORT-TERM FIXED INCOME		3,306	0.0

U.S. EQUITY — 55.1%
335,388		TIAA-CREF Enhanced Large-Cap Growth Index Fund		3,997,822	5.1
352,412		TIAA-CREF Enhanced Large-Cap Value Index Fund		3,700,328	4.7
730,705		TIAA-CREF Growth & Income Fund		9,287,264	11.8
702,128		TIAA-CREF Large-Cap Growth Fund		11,297,237	14.4
564,312		TIAA-CREF Large-Cap Value Fund		10,473,631	13.3
27,425		TIAA-CREF Mid-Cap Growth Fund		617,340	0.8
21,403		TIAA-CREF Mid-Cap Value Fund		539,559	0.7
187,308		TIAA-CREF Small-Cap Equity Fund		3,399,638	4.3
		TOTAL U.S. EQUITY		43,312,819	55.1
		TOTAL TIAA-CREF FUNDS	(Cost $71,654,493)	78,381,603	99.7

		TOTAL PORTFOLIO	(Cost $71,654,493)	78,381,603	99.7
		OTHER ASSETS & LIABILITIES, NET		202,737	0.3
		NET ASSETS		$78,584,340	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	25

Portfolio of investments

Lifestyle Aggressive Growth Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS - 99.8% (a)

INTERNATIONAL EQUITY — 30.7%
280,597		TIAA-CREF Emerging Markets Equity Fund		$2,963,104	5.4%
445,552		TIAA-CREF Enhanced International Equity Index Fund		3,466,391	6.3
95,502		TIAA-CREF Global Natural Resources Fund		818,455	1.5
473,109		TIAA-CREF International Equity Fund		5,611,073	10.2
355,908		TIAA-CREF International Opportunities Fund		4,053,797	7.3
		TOTAL INTERNATIONAL EQUITY		16,912,820	30.7

SHORT-TERM FIXED INCOME — 0.0%
4,048	*	TIAA-CREF Money Market Fund		4,048	0.0
		TOTAL SHORT-TERM FIXED INCOME		4,048	0.0

U.S. EQUITY — 69.1%
295,333		TIAA-CREF Enhanced Large-Cap Growth Index Fund		3,520,366	6.4
311,770		TIAA-CREF Enhanced Large-Cap Value Index Fund		3,273,584	5.9
638,879		TIAA-CREF Growth & Income Fund		8,120,155	14.8
614,907		TIAA-CREF Large-Cap Growth Fund		9,893,858	18.0
491,393		TIAA-CREF Large-Cap Value Fund		9,120,254	16.6
25,976		TIAA-CREF Mid-Cap Growth Fund		584,714	1.1
20,298		TIAA-CREF Mid-Cap Value Fund		511,717	0.9
165,281		TIAA-CREF Small-Cap Equity Fund		2,999,842	5.4
		TOTAL U.S. EQUITY		38,024,490	69.1
		TOTAL TIAA-CREF FUNDS	(Cost $47,486,609)	54,941,358	99.8

		TOTAL PORTFOLIO	(Cost $47,486,609)	54,941,358	99.8
		OTHER ASSETS & LIABILITIES, NET		100,501	0.2
		NET ASSETS		$55,041,859	100.0%

*	Non-income producing
(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2015 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	27

Statements of assets and liabilities

TIAA-CREF Lifestyle Funds  ■  May 31, 2015

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

ASSETS
Affiliated investments, at value‡	$55,500,436	$114,255,564	$151,180,926	$78,381,603	$54,941,358
Cash	58,152	283,848	246,937	175,757	148,823
Receivable from securities transactions	—	—	74,075	30,935	—
Receivable from Fund shares sold	20,406	22,882	63,787	146,447	77,454
Dividends and interest receivable	78,857	132,682	140,751	37,538	—
Due from affiliates	1,661	1,931	2,091	1,729	1,641
Other	813	1,365	1,659	935	841
Total assets	55,660,325	114,698,272	151,710,226	78,774,944	55,170,117

LIABILITIES
Management fees payable	762	1,566	2,076	1,077	756
Service agreement fees payable	533	781	1,377	843	751
Distribution fees payable	7,997	18,102	22,482	10,814	6,226
Due to affiliates	313	580	663	322	299
Payable for securities transactions	73,500	288,500	295,325	161,185	92,750
Payable for Fund shares redeemed	8,971	7,000	5,898	198	13,300
Payable for trustee compensation	877	1,489	1,846	1,021	902
Accrued expenses and other payables	12,741	20,574	24,120	15,144	13,274
Total liabilities	105,694	338,592	353,787	190,604	128,258

NET ASSETS	$55,554,631	$114,359,680	$151,356,439	$78,584,340	$55,041,859

NET ASSETS CONSIST OF:
Paid-in-capital	$53,670,392	$107,854,417	$139,784,985	$69,787,388	$45,792,263
Undistributed net investment income (loss)	121,098	191,278	184,357	83,818	(40,640)
Accumulated net realized gain (loss) on total investments	295,424	1,549,314	2,969,481	1,986,024	1,835,487
Net unrealized appreciation (depreciation) on total investments	1,467,717	4,764,671	8,417,616	6,727,110	7,454,749

NET ASSETS	$55,554,631	$114,359,680	$151,356,439	$78,584,340	$55,041,859

INSTITUTIONAL CLASS:
Net assets	$1,922,611	$4,021,485	$2,670,249	$2,082,962	$3,093,996
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	174,146	331,654	201,486	146,826	204,384
Net asset value per share	$11.04	$12.13	$13.25	$14.19	$15.14

PREMIER CLASS:
Net assets	$1,217,407	$1,340,784	$1,467,665	$1,584,604	$1,698,784
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	110,313	110,600	110,789	111,786	112,322
Net asset value per share	$11.04	$12.12	$13.25	$14.18	$15.12

RETIREMENT CLASS:
Net assets	$15,468,804	$22,851,677	$39,886,215	$24,526,584	$21,899,797
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,401,776	1,886,365	3,012,964	1,733,138	1,450,688
Net asset value per share	$11.04	$12.11	$13.24	$14.15	$15.10

RETAIL CLASS:
Net assets	$36,945,809	$86,145,734	$107,332,310	$50,390,190	$28,349,282
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,347,990	7,113,299	8,111,007	3,564,946	1,879,669
Net asset value per share	$11.04	$12.11	$13.23	$14.13	$15.08
‡ Affiliated investments, cost	$54,032,719	$109,490,893	$142,763,310	$71,654,493	$47,486,609

28	2015 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	29

Statements of operations

TIAA-CREF Lifestyle Funds  ■  For the year ended May 31, 2015

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

INVESTMENT INCOME
Dividends from affiliated investments	$893,226	$1,778,196	$2,321,811	$977,745	$627,360
Total income	893,226	1,778,196	2,321,811	977,745	627,360

EXPENSES
Management fees	49,429	97,245	124,531	62,441	49,567
Shareholder servicing — Institutional Class	197	197	198	197	198
Shareholder servicing — Premier Class	114	123	114	153	114
Shareholder servicing — Retirement Class	33,617	51,671	89,206	48,611	50,891
Shareholder servicing — Retail Class	9,160	20,843	26,036	17,025	17,005
Distribution fees — Premier Class	1,775	1,943	2,116	2,265	2,413
Distribution fees — Retail Class	82,724	179,525	212,493	99,411	62,203
Registration fees	53,941	59,185	60,499	53,438	53,843
Professional fees	23,450	23,657	23,756	23,475	23,478
Shareholder reports	16,270	27,421	34,782	18,997	17,208
Custody and accounting fees	15,253	15,212	15,220	15,135	15,137
Administrative service fees	1,551	3,116	3,845	1,891	1,586
Trustee fees and expenses	461	878	1,156	590	467
Other expenses	8,535	11,123	12,293	9,627	7,662
Total expenses	296,477	492,139	606,245	353,256	301,772
Less: Expenses reimbursed by the investment adviser	(120,606)	(141,210)	(153,042)	(124,752)	(119,908)
Net expenses	175,871	350,929	453,203	228,504	181,864

Net investment income (loss)	717,355	1,427,267	1,868,608	749,241	445,496

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(51,472)	(143,006)	(369,374)	(138,629)	(158,983)
Realized gain distributions from affiliated investments	804,426	2,761,270	5,207,568	3,172,246	3,021,481
Realized gain (loss) from sale of unaffiliated investments	(285)	—	—	4,178	3,495
Net realized gain (loss) from investments	752,669	2,618,264	4,838,194	3,037,795	2,865,993
Net change in unrealized appreciation (depreciation) from affiliated investments	70,928	625,863	1,576,472	1,106,861	949,541
Net realized and unrealized gain (loss) from investments	823,597	3,244,127	6,414,666	4,144,656	3,815,534
Net increase (decrease) in net assets from operations	$1,540,952	$4,671,394	$8,283,274	$4,893,897	$4,261,030

30	2015 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	31

Statements of changes in net assets

TIAA-CREF Lifestyle Funds   ■   For the year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014

OPERATIONS
Net investment income (loss)		$717,355	$464,220	$1,427,267	$812,580	$1,868,608	$1,005,733
Net realized gain (loss) from investments		752,669	546,081	2,618,264	1,649,539	4,838,194	2,828,156
Net change in unrealized appreciation (depreciation) from affiliated investments		70,928	662,361	625,863	2,296,883	1,576,472	4,029,888
Net increase (decrease) in net assets from operations		1,540,952	1,672,662	4,671,394	4,759,002	8,283,274	7,863,777

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(39,668)	(34,957)	(87,743)	(61,731)	(76,402)	(62,701)
	Premier Class	(24,362)	(25,308)	(30,882)	(33,692)	(38,593)	(37,427)
	Retirement Class	(262,824)	(175,812)	(472,510)	(333,883)	(961,718)	(642,842)
	Retail Class	(651,824)	(379,800)	(1,648,957)	(870,628)	(2,270,110)	(1,195,290)
From realized gains:	Institutional Class	(12,308)	(14,161)	(31,246)	(20,727)	(31,900)	(17,602)
	Premier Class	(8,095)	(9,654)	(11,832)	(9,806)	(16,784)	(10,571)
	Retirement Class	(95,272)	(76,597)	(188,573)	(114,947)	(439,437)	(195,743)
	Retail Class	(238,230)	(169,340)	(670,160)	(305,112)	(1,045,886)	(365,708)
Total distributions		(1,332,583)	(885,629)	(3,141,903)	(1,750,526)	(4,880,830)	(2,527,884)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	167,143	511,711	795,595	1,528,055	392,534	886,219
	Premier Class	13,337	39,988	10,001	290,512	—	276,701
	Retirement Class	5,732,677	5,229,975	7,608,930	10,190,680	16,050,262	21,038,141
	Retail Class	15,115,569	15,195,298	40,239,539	37,468,503	47,410,351	46,627,570
Reinvestments of distributions:	Institutional Class	51,976	49,118	118,989	82,458	108,302	80,303
	Premier Class	32,457	34,962	42,714	43,498	55,377	47,998
	Retirement Class	358,096	252,409	661,083	448,830	1,401,155	838,585
	Retail Class	855,893	520,240	2,257,937	1,132,910	3,270,489	1,541,357
Redemptions:	Institutional Class	(16,269)	(319,953)	(61,631)	(123,140)	(400,487)	(26,534)
	Premier Class	—	(287,601)	—	(929,708)	—	(323,057)
	Retirement Class	(1,670,985)	(1,568,150)	(3,761,578)	(2,370,035)	(11,142,210)	(3,272,915)
	Retail Class	(5,372,510)	(3,672,257)	(13,549,340)	(6,058,240)	(11,326,701)	(7,699,017)
Net increase (decrease) from shareholder transactions		15,267,384	15,985,740	34,362,239	41,704,323	45,819,072	60,015,351
Net increase (decrease) in net assets		15,475,753	16,772,773	35,891,730	44,712,799	49,221,516	65,351,244

NET ASSETS
Beginning of period		40,078,878	23,306,105	78,467,950	33,755,151	102,134,923	36,783,679
End of period		$55,554,631	$40,078,878	$114,359,680	$78,467,950	$151,356,439	$102,134,923
Undistributed net investment income (loss) included in net assets		$121,098	$81,199	$191,278	$127,784	$184,357	$125,014

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	15,235	46,900	67,080	129,368	30,464	70,765
	Premier Class	1,205	3,758	850	25,254	—	23,091
	Retirement Class	522,296	484,069	635,261	881,499	1,231,181	1,691,824
	Retail Class	1,374,648	1,405,672	3,357,932	3,226,846	3,647,914	3,746,806
Shares reinvested:	Institutional Class	4,776	4,579	10,068	7,127	8,478	6,465
	Premier Class	2,983	3,261	3,616	3,772	4,339	3,868
	Retirement Class	32,927	23,515	55,984	38,825	109,860	67,462
	Retail Class	78,703	48,458	191,388	97,961	256,632	123,965
Shares redeemed:	Institutional Class	(1,487)	(30,034)	(5,166)	(10,653)	(31,239)	(2,093)
	Premier Class	—	(26,511)	—	(78,549)	—	(25,558)
	Retirement Class	(151,979)	(144,666)	(315,579)	(203,505)	(855,698)	(261,003)
	Retail Class	(489,365)	(340,370)	(1,131,382)	(519,948)	(872,441)	(617,460)
Net increase (decrease) from shareholder transactions		1,389,942	1,478,631	2,870,052	3,597,997	3,529,490	4,828,132

32	2015 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	33

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds   ■   For the year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014

OPERATIONS
Net investment income (loss)		$749,241	$408,967	$445,496	$260,613
Net realized gain (loss) from investments		3,037,795	2,000,188	2,865,993	2,314,411
Net change in unrealized appreciation (depreciation) from affiliated investments		1,106,861	2,550,252	949,541	2,838,055
Net increase (decrease) in net assets from operations		4,893,897	4,959,407	4,261,030	5,413,079

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(50,078)	(51,855)	(75,403)	(73,339)
	Premier Class	(38,693)	(40,178)	(40,130)	(45,781)
	Retirement Class	(471,830)	(377,035)	(477,773)	(483,608)
	Retail Class	(1,001,757)	(589,584)	(606,421)	(483,075)
From realized gains:	Institutional Class	(30,968)	(27,111)	(67,277)	(44,827)
	Premier Class	(25,217)	(22,186)	(37,720)	(29,479)
	Retirement Class	(317,161)	(210,158)	(468,495)	(312,993)
	Retail Class	(676,882)	(331,556)	(603,225)	(317,739)
Total distributions		(2,612,586)	(1,649,663)	(2,376,444)	(1,790,841)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	296,272	236,413	516,410	786,657
	Premier Class	5,000	39,535	—	256,301
	Retirement Class	8,824,049	7,172,573	5,110,754	9,303,152
	Retail Class	21,036,192	17,012,475	9,631,791	11,338,814
Reinvestments of distributions:	Institutional Class	81,046	78,966	142,680	118,166
	Premier Class	63,910	62,364	77,850	75,260
	Retirement Class	788,991	587,193	946,268	796,601
	Retail Class	1,663,779	912,941	1,197,845	789,212
Redemptions:	Institutional Class	(139,678)	(97,458)	(238,345)	(41,820)
	Premier Class	—	(353,622)	—	(515,576)
	Retirement Class	(2,339,378)	(2,397,551)	(4,372,663)	(2,813,367)
	Retail Class	(4,160,455)	(2,207,171)	(4,566,766)	(2,755,449)
Net increase (decrease) from shareholder transactions		26,119,728	21,046,658	8,445,824	17,337,951
Net increase (decrease) in net assets		28,401,039	24,356,402	10,330,410	20,960,189

NET ASSETS
Beginning of period		50,183,301	25,826,899	44,711,449	23,751,260
End of period		$78,584,340	$50,183,301	$55,041,859	$44,711,449
Undistributed net investment income (loss) included in net assets		$83,818	$58,440	$(40,640)	$(37,682)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	21,071	17,371	34,736	54,212
	Premier Class	359	3,058	—	18,149
	Retirement Class	636,241	543,338	347,764	667,786
	Retail Class	1,527,553	1,286,968	658,618	812,670
Shares reinvested:	Institutional Class	6,012	5,978	9,992	8,422
	Premier Class	4,741	4,721	5,452	5,364
	Retirement Class	58,617	44,484	66,358	56,859
	Retail Class	123,701	69,214	84,059	56,332
Shares redeemed:	Institutional Class	(9,967)	(7,210)	(16,377)	(2,952)
	Premier Class	—	(27,537)	—	(35,295)
	Retirement Class	(170,094)	(182,407)	(301,471)	(201,453)
	Retail Class	(301,644)	(166,509)	(312,960)	(197,410)
Net increase (decrease) from shareholder transactions		1,896,590	1,591,469	576,171	1,242,684

34	2015 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	35

Financial highlights

TIAA-CREF Lifestyle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	[j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFESTYLE INCOME FUND
Institutional Class:	5/31/15		$11.00	$0.19		$0.17		$0.36	$(0.24)	$(0.08)	$(0.32)	$11.04	3.34%		$1,923		0.35%		0.10%		1.69%		13%
	5/31/14		10.76	0.19		0.38		0.57	(0.24)	(0.09)	(0.33)	11.00	5.47		1,712		0.52		0.10		1.75		16
	5/31/13		10.24	0.20		0.60		0.80	(0.26)	(0.02)	(0.28)	10.76	7.86		1,444		0.82		0.10		1.88		21
	5/31/12	‡	10.00	0.09		0.21		0.30	(0.06)	—	(0.06)	10.24	2.95	[b]	1,030		2.98	[c]	0.10	[c]	1.81	[c]	3	[b]
Premier Class:	5/31/15		11.00	0.17		0.18		0.35	(0.23)	(0.08)	(0.31)	11.04	3.18		1,217		0.50		0.25		1.54		13
	5/31/14		10.76	0.18		0.38		0.56	(0.23)	(0.09)	(0.32)	11.00	5.32		1,167		0.67		0.25		1.62		16
	5/31/13		10.24	0.18		0.60		0.78	(0.24)	(0.02)	(0.26)	10.76	7.71		1,352		0.96		0.25		1.74		21
	5/31/12	‡	10.00	0.08		0.21		0.29	(0.05)	—	(0.05)	10.24	2.91	[b]	1,065		3.13	[c]	0.25	[c]	1.66	[c]	3	[b]
Retirement Class:	5/31/15		11.00	0.16		0.18		0.34	(0.22)	(0.08)	(0.30)	11.04	3.09		15,469		0.59		0.35		1.46		13
	5/31/14		10.76	0.16		0.39		0.55	(0.22)	(0.09)	(0.31)	11.00	5.23		10,981		0.76		0.35		1.51		16
	5/31/13		10.24	0.18		0.59		0.77	(0.23)	(0.02)	(0.25)	10.76	7.56		6,840		1.05		0.35		1.65		21
	5/31/12	‡	10.00	0.08		0.21		0.29	(0.05)	—	(0.05)	10.24	2.88	[b]	4,127		2.83	[c]	0.35	[c]	1.56	[c]	3	[b]
Retail Class:	5/31/15		11.00	0.16		0.17		0.33	(0.21)	(0.08)	(0.29)	11.04	3.06		36,946		0.62		0.38		1.43		13
	5/31/14		10.76	0.16		0.39		0.55	(0.22)	(0.09)	(0.31)	11.00	5.20		26,218		0.79		0.38		1.48		16
	5/31/13		10.23	0.17		0.60		0.77	(0.22)	(0.02)	(0.24)	10.76	7.63		13,670		1.08		0.38		1.61		21
	5/31/12	‡	10.00	0.07		0.20		0.27	(0.04)	—	(0.04)	10.23	2.73	[b]	4,979		2.82	[c]	0.48	[c]	1.43	[c]	3	[b]

LIFESTYLE CONSERVATIVE FUND
Institutional Class:	5/31/15		11.95	0.20		0.40		0.60	(0.31)	(0.11)	(0.42)	12.13	5.13		4,021		0.25		0.10		1.70		13
	5/31/14		11.36	0.19		0.79		0.98	(0.30)	(0.09)	(0.39)	11.95	8.82		3,103		0.37		0.10		1.66		9
	5/31/13		10.29	0.21		1.12		1.33	(0.25)	(0.01)	(0.26)	11.36	13.12		1,520		0.70		0.10		1.94		24
	5/31/12	‡	10.00	0.08		0.26		0.34	(0.05)	—	(0.05)	10.29	3.38	[b]	1,033		2.81	[c]	0.10	[c]	1.54	[c]	17	[b]
Premier Class:	5/31/15		11.95	0.19		0.38		0.57	(0.29)	(0.11)	(0.40)	12.12	4.88		1,341		0.41		0.25		1.57		13
	5/31/14		11.36	0.20		0.76		0.96	(0.28)	(0.09)	(0.37)	11.95	8.66		1,268		0.52		0.25		1.69		9
	5/31/13		10.28	0.20		1.13		1.33	(0.24)	(0.01)	(0.25)	11.36	13.07		1,768		0.83		0.25		1.83		24
	5/31/12	‡	10.00	0.07		0.25		0.32	(0.04)	—	(0.04)	10.28	3.23	[b]	1,505		2.90	[c]	0.25	[c]	1.39	[c]	17	[b]
Retirement Class:	5/31/15		11.94	0.18		0.38		0.56	(0.28)	(0.11)	(0.39)	12.11	4.79		22,852		0.50		0.35		1.47		13
	5/31/14		11.35	0.17		0.79		0.96	(0.28)	(0.09)	(0.37)	11.94	8.59		18,039		0.61		0.35		1.49		9
	5/31/13		10.28	0.19		1.12		1.31	(0.23)	(0.01)	(0.24)	11.35	12.87		9,012		0.92		0.35		1.70		24
	5/31/12	‡	10.00	0.06		0.26		0.32	(0.04)	—	(0.04)	10.28	3.20	[b]	4,189		2.66	[c]	0.35	[c]	1.29	[c]	17	[b]
Retail Class:	5/31/15		11.94	0.17		0.39		0.56	(0.28)	(0.11)	(0.39)	12.11	4.77		86,146		0.52		0.38		1.45		13
	5/31/14		11.35	0.17		0.78		0.95	(0.27)	(0.09)	(0.36)	11.94	8.55		56,057		0.64		0.39		1.45		9
	5/31/13		10.28	0.18		1.13		1.31	(0.23)	(0.01)	(0.24)	11.35	12.86		21,456		0.96		0.38		1.64		24
	5/31/12	‡	10.00	0.06		0.26		0.32	(0.04)	—	(0.04)	10.28	3.16	[b]	5,624		2.65	[c]	0.47	[c]	1.18	[c]	17	[b]

36	2015 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	37

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	[j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFESTYLE MODERATE FUND
Institutional Class:	5/31/15		$12.93	$0.23		$0.63		$0.86	$(0.38)	$(0.16)	$(0.54)	$13.25	6.81%		$2,670		0.23%		0.10%		1.78%		13%
	5/31/14		11.96	0.21		1.23		1.44	(0.37)	(0.10)	(0.47)	12.93	12.29		2,506		0.33		0.10		1.67		17
	5/31/13		10.33	0.23		1.67		1.90	(0.26)	(0.01)	(0.27)	11.96	18.60		1,419		0.69		0.10		2.04		34
	5/31/12	‡	10.00	0.06		0.31		0.37	(0.04)	—	(0.04)	10.33	3.69	[b]	1,037		2.77	[c]	0.10	[c]	1.28	[c]	11	[b]
Premier Class:	5/31/15		12.93	0.21		0.63		0.84	(0.36)	(0.16)	(0.52)	13.25	6.65		1,468		0.38		0.25		1.59		13
	5/31/14		11.95	0.20		1.24		1.44	(0.36)	(0.10)	(0.46)	12.93	12.22		1,376		0.47		0.25		1.62		17
	5/31/13		10.33	0.21		1.67		1.88	(0.25)	(0.01)	(0.26)	11.95	18.33		1,256		0.83		0.25		1.90		34
	5/31/12	‡	10.00	0.06		0.31		0.37	(0.04)	—	(0.04)	10.33	3.65	[b]	1,036		2.92	[c]	0.25	[c]	1.13	[c]	11	[b]
Retirement Class:	5/31/15		12.92	0.20		0.63		0.83	(0.35)	(0.16)	(0.51)	13.24	6.56		39,886		0.47		0.35		1.52		13
	5/31/14		11.95	0.18		1.24		1.42	(0.35)	(0.10)	(0.45)	12.92	12.06		32,655		0.57		0.35		1.49		17
	5/31/13		10.32	0.19		1.69		1.88	(0.24)	(0.01)	(0.25)	11.95	18.35		12,300		0.92		0.35		1.72		34
	5/31/12	‡	10.00	0.05		0.30		0.35	(0.03)	—	(0.03)	10.32	3.52	[b]	4,244		2.63	[c]	0.35	[c]	1.03	[c]	11	[b]
Retail Class:	5/31/15		12.92	0.19		0.63		0.82	(0.35)	(0.16)	(0.51)	13.23	6.46		107,332		0.50		0.38		1.48		13
	5/31/14		11.95	0.18		1.23		1.41	(0.34)	(0.10)	(0.44)	12.92	12.01		65,598		0.61		0.39		1.43		17
	5/31/13		10.32	0.19		1.68		1.87	(0.23)	(0.01)	(0.24)	11.95	18.31		21,809		0.97		0.39		1.67		34
	5/31/12	‡	10.00	0.05		0.30		0.35	(0.03)	—	(0.03)	10.32	3.48	[b]	6,648		2.60	[c]	0.46	[c]	0.92	[c]	11	[b]

LIFESTYLE GROWTH FUND
Institutional Class:	5/31/15		13.75	0.20		0.86		1.06	(0.38)	(0.24)	(0.62)	14.19	7.92		2,083		0.31		0.10		1.47		14
	5/31/14		12.50	0.18		1.71		1.89	(0.42)	(0.22)	(0.64)	13.75	15.28		1,783		0.47		0.10		1.37		16
	5/31/13		10.32	0.21		2.20		2.41	(0.22)	(0.01)	(0.23)	12.50	23.63		1,420		0.77		0.10		1.80		30
	5/31/12	‡	10.00	0.03		0.29		0.32	(0.00)[d]	—	(0.00)[d]	10.32	3.24	[b]	1,033		2.77	[c]	0.10	[c]	0.64	[c]	7	[b]
Premier Class:	5/31/15		13.74	0.18		0.86		1.04	(0.36)	(0.24)	(0.60)	14.18	7.77		1,585		0.46		0.25		1.31		14
	5/31/14		12.50	0.17		1.68		1.85	(0.39)	(0.22)	(0.61)	13.74	15.01		1,465		0.62		0.25		1.28		16
	5/31/13		10.32	0.18		2.22		2.40	(0.21)	(0.01)	(0.22)	12.50	23.46		1,580		0.91		0.25		1.55		30
	5/31/12	‡	10.00	0.02		0.30		0.32	(0.00)[d]	—	(0.00)[d]	10.32	3.23	[b]	1,065		2.92	[c]	0.25	[c]	0.49	[c]	7	[b]
Retirement Class:	5/31/15		13.72	0.17		0.85		1.02	(0.35)	(0.24)	(0.59)	14.15	7.62		24,527		0.55		0.35		1.20		14
	5/31/14		12.49	0.15		1.69		1.84	(0.39)	(0.22)	(0.61)	13.72	14.91		16,575		0.71		0.35		1.14		16
	5/31/13		10.31	0.16		2.23		2.39	(0.20)	(0.01)	(0.21)	12.49	23.39		10,027		1.00		0.35		1.41		30
	5/31/12	‡	10.00	0.02		0.29		0.31	(0.00)[d]	—	(0.00)[d]	10.31	3.13	[b]	4,203		2.63	[c]	0.35	[c]	0.39	[c]	7	[b]
Retail Class:	5/31/15		13.70	0.16		0.86		1.02	(0.35)	(0.24)	(0.59)	14.13	7.61		50,390		0.59		0.39		1.18		14
	5/31/14		12.48	0.14		1.69		1.83	(0.39)	(0.22)	(0.61)	13.70	14.81		30,360		0.76		0.41		1.07		16
	5/31/13		10.31	0.16		2.22		2.38	(0.20)	(0.01)	(0.21)	12.48	23.26		12,800		1.06		0.40		1.40		30
	5/31/12	‡	10.00	0.01		0.30		0.31	(0.00)[d]	—	(0.00)[d]	10.31	3.12	[b]	5,249		2.63	[c]	0.48	[c]	0.27	[c]	7	[b]

38	2015 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	39

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset		Net	& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	[j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss )	Portfolio turnover rate

LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	5/31/15		$14.60		$0.17	$1.12		$1.29	$(0.40)	$(0.35)	$(0.75)	$15.14	9.13%		$3,094		0.35%		0.10%		1.18%	14%
	5/31/14		13.01		0.13	2.23		2.36	(0.48)	(0.29)	(0.77)	14.60	18.34		2,570		0.49		0.10		0.91	24
	5/31/13		10.29		0.17	2.74		2.91	(0.18)	(0.01)	(0.19)	13.01	28.51		1,514		0.82		0.10		1.48	29
	5/31/12	‡	10.00		0.00 [d]	0.29		0.29	—	—	—	10.29	2.90	[b]	1,029		2.79	[c]	0.10	[c]	0.01 [c]	2	[b]
Premier Class:	5/31/15		14.59		0.15	1.11		1.26	(0.38)	(0.35)	(0.73)	15.12	8.92		1,699		0.50		0.25		1.01	14
	5/31/14		13.00		0.15	2.18		2.33	(0.45)	(0.29)	(0.74)	14.59	18.16		1,559		0.64		0.25		1.09	24
	5/31/13		10.28		0.15	2.75		2.90	(0.17)	(0.01)	(0.18)	13.00	28.36		1,543		0.95		0.25		1.28	29
	5/31/12	‡	10.00		(0.01)	0.29		0.28	—	—	—	10.28	2.80	[b]	1,038		2.94	[c]	0.25	[c]	(0.14)[c]	2	[b]
Retirement Class:	5/31/15		14.56		0.13	1.12		1.25	(0.36)	(0.35)	(0.71)	15.10	8.89		21,900		0.59		0.35		0.89	14
	5/31/14		12.99		0.11	2.20		2.31	(0.45)	(0.29)	(0.74)	14.56	18.00		19,483		0.73		0.35		0.77	24
	5/31/13		10.28		0.12	2.76		2.88	(0.16)	(0.01)	(0.17)	12.99	28.19		10,585		1.05		0.35		1.04	29
	5/31/12	‡	10.00		(0.01)	0.29		0.28	—	—	—	10.28	2.80	[b]	4,224		2.65	[c]	0.35	[c]	(0.24)[c]	2	[b]
Retail Class:	5/31/15		14.55		0.13	1.10		1.23	(0.35)	(0.35)	(0.70)	15.08	8.79		28,349		0.66		0.42		0.87	14
	5/31/14		12.99		0.10	2.19		2.29	(0.44)	(0.29)	(0.73)	14.55	17.86		21,100		0.82		0.44		0.71	24
	5/31/13		10.27		0.13	2.75		2.88	(0.15)	(0.01)	(0.16)	12.99	28.21		10,109		1.12		0.42		1.09	29
	5/31/12	‡	10.00		(0.02)	0.29		0.27	—	—	—	10.27	2.70	[b]	5,039		2.66	[c]	0.49	[c]	(0.37)[c]	2	[b]

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	The Fund commenced operations on December 9, 2011.

40	2015 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	41

Notes to financial statements

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly

42	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2015, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain(loss) to ordinary income, dividend reclassifications, and the utilization of tax equalization credits were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	43

Notes to financial statements

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2015, there were no transfers between levels by the Funds.

As of May 31, 2015, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Premier Class and the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

44	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.10% of average daily net assets for the Institutional Class shares; 0.25% of average daily net assets for the Premier Class shares; 0.35% of average daily net assets for the Retirement Class shares; and 0.49% of average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2015, unless changed with the approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. The following is the percentage of the Funds’ shares owned by TIAA as of May 31, 2015:

Fund	TIAA
Lifestyle Income	22%
Lifestyle Conservative	12
Lifestyle Moderate	7
Lifestyle Growth	20
Lifestyle Aggressive Growth	31

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase	Sales	Realized		Dividend	Value at
Issue	May 31, 2014	cost	proceeds	gain (loss	)[a]	income	May 31, 2015
Lifestyle Income Fund
TIAA-CREF Bond	$7,200,882	$4,707,559	$1,370,572	$70,813		$221,891	$10,536,070
TIAA-CREF Bond Plus	7,992,250	3,794,345	693,608	119,612		265,085	11,035,052
TIAA-CREF Emerging Markets Equity	603,474	360,613	223,445	(17,331)		9,693	700,071
TIAA-CREF Enhanced International Equity Index	419,568	376,442	61,659	14,522		18,486	708,588
TIAA-CREF Enhanced Large-Cap Growth Index	510,092	272,629	136,852	52,317		5,886	671,160
TIAA-CREF Enhanced Large-Cap Value Index	492,875	277,671	147,548	48,422		7,848	617,951
TIAA-CREF Global Natural Resources	130,749	95,007	33,296	(5,215)		2,800	165,574
TIAA-CREF Growth & Income	1,186,424	580,731	162,422	121,696		16,222	1,655,285
TIAA-CREF High-Yield	796,759	628,308	850,273	(3,066)		20,573	565,614
TIAA-CREF International Equity	787,186	870,021	474,008	(101)		17,113	1,223,092
TIAA-CREF International Opportunities	672,666	331,701	212,138	(2,566)		8,365	827,472
TIAA-CREF Large-Cap Growth	1,417,557	976,330	473,587	194,072		5,276	2,012,844
TIAA-CREF Large-Cap Value	1,365,362	653,504	203,985	77,817		30,017	1,866,212
TIAA-CREF Mid-Cap Growth	38,628	53,572	21,370	5,953		218	70,314
TIAA-CREF Mid-Cap Value	28,512	33,538	9,151	1,591		547	54,659
TIAA-CREF Money Market	2,993	—	—	—		—	2,993
TIAA-CREF Short-Term Bond	15,927,872	7,321,546	965,894	12,019		259,232	22,176,351
TIAA-CREF Small-Cap Equity	430,445	404,173	221,196	62,399		3,974	611,134
	$40,004,294	$21,737,690	$6,261,004	$752,954		$893,226	$55,500,436

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	45

Notes to financial statements

	Value at	Purchase	Sales	Realized		Dividend	Value at
Issue	May 31, 2014	cost	proceeds	gain (loss	)[a]	income	May 31, 2015
Lifestyle Conservative Fund
TIAA-CREF Bond	$6,267,190	$6,341,696	$2,334,455	$73,770		$209,973	$10,281,719
TIAA-CREF Bond Plus	23,367,610	12,517,387	1,556,944	347,165		782,473	34,166,169
TIAA-CREF Emerging Markets Equity	1,913,523	1,264,306	194,105	(20,168)		30,164	2,868,128
TIAA-CREF Enhanced International Equity Index	1,826,544	1,341,899	132,096	70,092		79,149	2,905,381
TIAA-CREF Enhanced Large-Cap Growth Index	2,114,162	1,296,393	766,669	212,925		26,607	2,751,095
TIAA-CREF Enhanced Large-Cap Value Index	2,043,161	1,255,308	729,025	190,960		35,941	2,535,443
TIAA-CREF Global Natural Resources	513,250	344,401	69,668	(12,148)		10,715	679,681
TIAA-CREF Growth & Income	4,619,489	2,552,659	587,666	475,247		63,783	6,788,855
TIAA-CREF High-Yield	1,561,905	1,300,580	1,678,142	(8,739)		40,733	1,165,973
TIAA-CREF International Equity	3,060,230	2,628,195	763,130	(33,090)		58,419	5,034,350
TIAA-CREF International Opportunities	2,493,181	1,194,438	431,381	(8,301)		30,694	3,392,743
TIAA-CREF Large-Cap Growth	5,513,932	3,597,423	1,271,488	739,227		19,990	8,246,311
TIAA-CREF Large-Cap Value	5,340,590	2,679,567	567,418	290,966		115,278	7,648,592
TIAA-CREF Mid-Cap Growth	210,397	171,727	93,391	32,110		1,167	285,197
TIAA-CREF Mid-Cap Value	170,964	149,468	102,946	14,164		3,008	226,064
TIAA-CREF Money Market	4,722	—	—	—		—	4,722
TIAA-CREF Short-Term Bond	15,631,526	8,177,242	939,760	12,569		255,023	22,765,641
TIAA-CREF Small-Cap Equity	1,685,808	1,405,023	564,905	241,515		15,079	2,509,500
	$78,338,184	$48,217,712	$12,783,189	$2,618,264		$1,778,196	$114,255,564
Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$38,707,494	$25,320,058	$5,066,784	$581,193		$1,311,405	$58,693,339
TIAA-CREF Emerging Markets Equity	3,453,727	2,297,345	311,997	(28,066)		54,436	5,246,545
TIAA-CREF Enhanced International Equity Index	3,680,683	2,634,346	302,149	146,333		160,131	5,757,794
TIAA-CREF Enhanced Large-Cap Growth Index	4,073,689	2,340,240	935,450	394,427		53,545	5,681,368
TIAA-CREF Enhanced Large-Cap Value Index	3,944,367	2,280,898	901,525	379,780		72,417	5,252,833
TIAA-CREF Global Natural Resources	995,088	729,325	168,268	(25,056)		21,273	1,354,249
TIAA-CREF Growth & Income	8,976,999	4,967,281	862,508	906,532		121,993	13,467,074
TIAA-CREF High-Yield	2,028,178	1,672,345	2,131,670	(11,458)		52,218	1,546,792
TIAA-CREF International Equity	5,942,807	4,499,903	1,113,573	(27,051)		109,811	9,541,996
TIAA-CREF International Opportunities	4,757,631	2,500,590	818,988	(22,899)		58,832	6,728,451
TIAA-CREF Large-Cap Growth	10,724,422	6,660,056	1,782,742	1,391,585		39,057	16,374,656
TIAA-CREF Large-Cap Value	10,376,182	5,272,234	852,538	561,465		225,817	15,171,643
TIAA-CREF Mid-Cap Growth	549,122	363,446	130,248	83,637		3,041	774,729
TIAA-CREF Mid-Cap Value	471,155	270,329	95,902	27,797		8,274	671,942
TIAA-CREF Money Market	6,346	—	—	—		—	6,346
TIAA-CREF Small-Cap Equity	3,265,227	2,532,542	845,885	479,975		29,561	4,911,169
	$101,953,117	$64,340,938	$16,320,227	$4,838,194		$2,321,811	$151,180,926

46	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

	Value at	Purchase	Sales	Realized		Dividend	Value at
Issue	May 31, 2014	cost	proceeds	gain (loss	)[a]	income	May 31, 2015
Lifestyle Growth Fund
TIAA-CREF Bond Plus	$8,992,716	$7,526,719	$1,612,869	$144,312		$321,988	$14,839,300
TIAA-CREF Emerging Markets Equity	2,159,856	1,563,813	135,008	(8,302)		34,088	3,471,457
TIAA-CREF Enhanced International Equity Index	2,459,587	1,821,855	145,226	99,610		106,627	3,965,121
TIAA-CREF Enhanced Large-Cap Growth Index	2,663,455	1,577,328	380,668	257,734		35,448	3,997,822
TIAA-CREF Enhanced Large-Cap Value Index	2,572,429	1,543,860	370,717	258,411		48,052	3,700,328
TIAA-CREF Global Natural Resources	653,308	497,420	85,658	(12,468)		13,958	933,035
TIAA-CREF Growth & Income	5,874,334	3,425,069	279,392	598,391		81,721	9,287,264
TIAA-CREF High-Yield	989,284	896,146	1,070,413	(6,031)		26,255	803,201
TIAA-CREF International Equity	3,886,128	2,840,986	454,673	(11,112)		70,342	6,406,922
TIAA-CREF International Opportunities	3,080,114	1,731,891	367,014	(9,327)		38,180	4,646,442
TIAA-CREF Large-Cap Growth	7,005,224	4,518,504	754,674	940,855		25,618	11,297,237
TIAA-CREF Large-Cap Value	6,788,966	3,710,019	281,047	372,345		147,693	10,473,631
TIAA-CREF Mid-Cap Growth	405,355	273,415	57,535	64,820		2,235	617,340
TIAA-CREF Mid-Cap Value	354,533	209,500	44,622	20,437		6,210	539,559
TIAA-CREF Money Market	3,306	—	—	—		—	3,306
TIAA-CREF Small-Cap Equity	2,145,971	1,614,392	332,596	323,942		19,330	3,399,638
	$50,034,566	$33,750,917	$6,372,112	$3,033,617		$977,745	$78,381,603
Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$2,348,330	$1,024,897	$277,319	$(24,524)		$33,249	$2,963,104
TIAA-CREF Enhanced International Equity Index	2,769,296	1,182,758	276,670	84,736		107,407	3,466,391
TIAA-CREF Enhanced Large-Cap Growth Index	2,959,829	1,001,378	576,737	272,002		35,741	3,520,366
TIAA-CREF Enhanced Large-Cap Value Index	2,862,070	981,876	525,527	263,963		48,161	3,273,584
TIAA-CREF Global Natural Resources	727,936	358,698	132,483	(20,683)		13,611	818,455
TIAA-CREF Growth & Income	6,537,160	2,157,917	831,369	599,964		81,990	8,120,155
TIAA-CREF International Equity	4,332,253	2,046,104	805,760	(43,121)		69,006	5,611,073
TIAA-CREF International Opportunities	3,419,404	947,791	455,472	(16,280)		37,875	4,053,797
TIAA-CREF Large-Cap Growth	7,821,384	2,868,708	1,316,195	966,343		25,569	9,893,858
TIAA-CREF Large-Cap Value	7,573,903	1,999,177	694,638	366,029		146,418	9,120,254
TIAA-CREF Mid-Cap Growth	482,691	177,295	69,386	68,123		2,396	584,714
TIAA-CREF Mid-Cap Value	425,401	127,629	62,330	21,995		6,645	511,717
TIAA-CREF Money Market	4,048	—	—	—		—	4,048
TIAA-CREF Small-Cap Equity	2,389,618	1,040,261	393,126	323,951		19,292	2,999,842
	$44,653,323	$15,914,489	$6,417,012	$2,862,498		$627,360	$54,941,358

[a]	Includes realized gain distributions received.

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	47

Notes to financial statements

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

		Gross	Gross	Net unrealized
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	(depreciation )	(depreciation)
Lifestyle Income	$54,194,383	$1,370,344	$ (64,291)	$1,306,053
Lifestyle Conservative	109,769,862	4,628,886	(143,184)	4,485,702
Lifestyle Moderate	143,278,494	8,037,802	(135,370)	7,902,432
Lifestyle Growth	71,930,539	6,541,162	(90,098)	6,451,064
Lifestyle Aggressive Growth	47,823,715	7,200,059	(82,416)	7,117,643

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2015 were as follows:

Fund	Purchases	Sales
Lifestyle Income	$22,063,309	$6,586,338
Lifestyle Conservative	48,217,712	12,783,189
Lifestyle Moderate	64,340,938	16,320,227
Lifestyle Growth	35,929,411	8,554,784
Lifestyle Aggressive Growth	16,624,009	7,130,027

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2015 and May 31, 2014 was as follows:

	5/31/2015
	Ordinary	Long-term
Fund	income	capital gains	Total
Lifestyle Income	$982,833	$349,750	$1,332,583
Lifestyle Conservative	2,254,892	887,011	3,141,903
Lifestyle Moderate	3,354,446	1,526,384	4,880,830
Lifestyle Growth	1,571,319	1,041,267	2,612,586
Lifestyle Aggressive Growth	1,222,031	1,154,413	2,376,444

	5/31/2014
	Ordinary	Long-term
Fund	income	capital gains	Total
Lifestyle Income	$618,920	$266,709	$885,629
Lifestyle Conservative	1,303,180	447,346	1,750,526
Lifestyle Moderate	1,947,286	580,598	2,527,884
Lifestyle Growth	1,071,717	577,946	1,649,663
Lifestyle Aggressive Growth	1,093,062	697,779	1,790,841

48	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

As of May 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
	ordinary	long-term	appreciation		Late-year
Fund	income	capital gains	(depreciation	)	loss deferrals	Total
Lifestyle Income	$121,911	$ 457,087	$1,306,054		$—	$1,885,052
Lifestyle Conservative	220,047	1,800,879	4,485,702		—	6,506,628
Lifestyle Moderate	306,741	3,363,940	7,902,433		—	11,573,114
Lifestyle Growth	147,815	2,199,007	6,451,065		—	8,797,887
Lifestyle Aggressive Growth	25,375	2,147,217	7,117,644		(39,800)	9,250,436

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short-term gain as ordinary income for tax purposes.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2015, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	49

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifestyle Income Fund, Lifestyle Conservative Fund, Lifestyle Moderate Fund, Lifestyle Growth Fund, and Lifestyle Aggressive Growth Fund (five of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) at May 31, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2015 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2015

50	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2015

Trustees

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	82	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	82	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; and Independent Trustee, Lazard Alternative Emerging Markets 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	82	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	51

Trustees and officers (unaudited)	continued

TIAA-CREF Funds   ■   May 31, 2015

Trustees — continued

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	82	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1943	Trustee	Indefinite term. Trustee since 1999.	Principal, NL Jacob Consultant (economic and business consultant) (since 2012); President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	82	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	82	Director, Aflac Insurance. Inc., Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.

52	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	82	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance, Prep for Prep; and Close Brothers Group plc.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	82	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	82	Director, SCANA Corporation (energy holding company).

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	53

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■   May 31, 2015

Trustees — concluded

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	82	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Managing Director, Senior Compliance officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).

54	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Chief Executive Officer of TIAA-CREF Asset Management LLC (“TCAM”) and Executive Vice President of the TIAA-CREF Fund Complex.
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President and President of Asset Management of TIAA. Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	55

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds   ■   May 31, 2015

Officers — concluded

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President, since 2006.	Executive Vice President, President of Retirement and Individual Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Weaver served as Senior Vice President, The Hartford Financial Services Group, Inc.
Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by calling 800 223–1200.

56	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifestyle Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each TIAA-CREF Lifestyle Funds’ series (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 12, 2015 and March 26, 2015, at which it considered the annual renewal of the Agreement with respect to each Lifestyle Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2014 renewal process. During a series of meetings held prior to the March 12 and March 26, 2015 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	57

Renewal of investment management agreement (unaudited)

rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Lipper (and not TAI).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this regard, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 12 and March 26, 2015, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its

58	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2015, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI and its affiliates also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”), the TIAA Separate

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	59

Renewal of investment management agreement (unaudited)

Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions, if any, had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2014. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or

60	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board also acknowledged certain permanent fee rate reductions, temporary fee waivers and reimbursements of expenses above specified amounts undertaken by TAI with respect to the underlying funds in which the Funds invest that, in turn, reduce the Funds’ expenses. The Board considered that TAI had incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2014, and expected this trend to continue. The Board also considered that TAI may have indirect earnings or losses with respect to the Funds based on the Funds’ investment in underlying funds also managed by TAI.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, especially any effect of the purchase of Nuveen Investments by TAI’s parent on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	61

Renewal of investment management agreement (unaudited)

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board noted that TAI provides funds of funds management services to the TIAA-CREF Life Balanced Fund, with an annual management fee rate of 0.10% of average daily net assets, the TIAA-CREF Lifecycle Funds, which have an annual management fee rate of 0.10% of average daily net assets that is entirely waived by TAI, the TIAA-CREF Lifecycle Index Funds, which also have a 0.10% annual management fee rate that is subject to certain temporary, voluntary waivers by TAI, and the TIAA-CREF Managed Allocation Fund, for which TAI receives no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts, the Life Funds and other series of the Trust. TAI and the Funds may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Funds may be utilized as investment options for other products and businesses of TAI and its affiliates, such as variable products.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Retail Class shares of each Fund. Because the Retail Class generally has higher non-management expenses than the Retirement, Premier and Institutional Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retail Class. All time periods referenced below are ended December 31, 2014. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2014 under the Agreement.

62	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Lifestyle Aggressive Growth Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 1st quintile of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 3rd and 1st quintiles of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) for the one- and three-year periods, respectively. The Fund was in the 4th and 1st quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifestyle Growth Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 5th and 1st quintiles of its Performance Group for the one-and three-year periods, respectively. The Fund was in the 4th and 1st quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifestyle Moderate Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 2nd and 1st quintiles of its Performance Group for the one-and three-year periods, respectively. The Fund was in the 3rd and 2nd quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	63

Renewal of investment management agreement (unaudited)	concluded

Lifestyle Conservative Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 3rd and 2nd quintiles of its Performance Group for the one-and three-year periods, respectively. The Fund was in the 3rd and 1st quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifestyle Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 4th quintile of its Performance Group and its Performance Universe for each of the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

64	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

Important tax information (unaudited)

For the year ended May 31, 2015, the Lifestyle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains:

Long term
Fund	capital gains
Lifestyle Income	$383,152
Lifestyle Conservative	993,761
Lifestyle Moderate	1,708,245
Lifestyle Growth	1,121,352
Lifestyle Aggressive Growth	1,289,475

For the year ended May 31, 2015, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends:

Fund	Percentage
Lifestyle Income	12.39%
Lifestyle Conservative	21.01%
Lifestyle Moderate	27.17%
Lifestyle Growth	37.74%
Lifestyle Aggressive Growth	50.59%

For the year ended May 31, 2015, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction:

Fund	Percentage
Lifestyle Income	7.50%
Lifestyle Conservative	13.06%
Lifestyle Moderate	17.04%
Lifestyle Growth	23.73%
Lifestyle Aggressive Growth	31.97%

For the year ended May 31, 2015, the Lifestyle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

	Foreign	Foreign source
Fund	source income	income per share
Lifestyle Income	$37,920	$0.00812
Lifestyle Conservative	139,228	0.01712
Lifestyle Moderate	268,349	0.02746
Lifestyle Growth	174,316	0.03910
Lifestyle Aggressive Growth	172,887	0.05186

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	65

Important tax information (unaudited)	concluded

For the year ended May 31, 2015, the Lifestyle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

	Foreign taxes	Foreign taxes
Fund	paid	paid per share
Lifestyle Income	$3,821	$0.00082
Lifestyle Conservative	13,327	0.00164
Lifestyle Moderate	25,206	0.00258
Lifestyle Growth	16,209	0.00364
Lifestyle Aggressive Growth	15,987	0.00480

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2015, which will be reported in conjunction with your 2015 Form 1099-DIV.

By early 2016, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

66	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

TIAA-CREF Lifestyle Funds ■ 2015 Annual Report	67

Additional information about index providers (unaudited)	concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

68	2015 Annual Report ■ TIAA-CREF Lifestyle Funds

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2015 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206

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Printed on paper containing recycled fiber

C23863	A13442 (7/15)

2015 Annual Report

TIAA-CREF
Managed Allocation Fund

of the TIAA-CREF Funds

May 31, 2015

Understanding your fund report

This annual report contains information about the Managed Allocation Fund and describes the fund’s results for the twelve months ended May 31, 2015. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Managed Allocation Fund had investments as of May 31, 2015.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 11 of this report. You can also obtain a list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total cost of investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2014–May 31, 2015).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended May 31, 2015

Managed Allocation Fund	Beginning account value (12/1/14)	Ending account value (5/31/15)	Expenses paid during period (12/1/14–5/31/15	* )	Effective expenses paid during period (12/1/14–5/31/15	† )
Institutional Class
Actual return	$1,000.00	$1,037.16	$0.00		$2.08
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.07
Retirement Class
Actual return	1,000.00	1,035.95	1.27		3.35
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.33
Retail Class
Actual return	1,000.00	1,035.79	1.27		3.35
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.33

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2015. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.41% for the Institutional Class, 0.66% for the Retirement Class and 0.66% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	5

Managed Allocation Fund

Performance for the twelve months ended May 31, 2015

The Managed Allocation Fund returned 6.79% for the Institutional Class, compared with the 6.07% return of its benchmark, the Managed Allocation Composite Index. The table on page 8 shows returns for all share classes of the fund.

Markets rise amid volatility and mixed economic data

The domestic economy showed signs of life throughout much of the twelve-month period relative to many international economies but tapered off in 2015. Real gross domestic product, which measures the value of all goods and services produced in the nation, decreased 0.2% in the first calendar quarter of 2015. However, the national unemployment rate registered at 5.5% in the final month of the reporting period—down from 6.3% in May 2014. The U.S. dollar rose sharply against most foreign currencies, and inflation remained subdued.

Investors then turned their attention to when the U.S. central bank might start raising short-term interest rates. Conversely, central banks in Europe, Japan and China boosted efforts to stimulate their sluggish economies, which helped fuel demand for equities in various international markets.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, rose 11.86%. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market nations excluding the United States, returned –0.90% in terms of U.S. dollars, but gained 15.04% in local currency terms. Although emerging markets finished lower for the twelve months, many markets rose in the final quarter of the period as oil prices stabilized following their sharp drop from June 2014 through January 2015.

Returns of U.S. investment-grade bonds were somewhat constrained by the prospect of rising interest rates. The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 3.03% for the period.

6	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

Strong results from stocks lift the fund’s return higher

For the period, the absolute return of the Managed Allocation Fund—that is, without regard to the performance of its benchmark—was fueled primarily by the returns of the domestic equity funds in which the fund invests. In contrast, performance was constrained by weak performance of several underlying international equity and fixed-income funds. (All fund returns are for the Institutional Class.)

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The fund does this by investing in various underlying funds that in turn buy stocks, bonds and other securities in these market sectors.

For the twelve months, the fund outperformed its composite benchmark by nearly three quarters of a percentage point primarily as a result of the performance of certain domestic and international equity underlying funds. In the U.S. equity category, the fund benefited from the outperformance of its allocation to the Large-Cap Growth Fund, which generated a double-digit return and surpassed its benchmark, the Russell 1000® Growth Index. The fund also benefited from its position in the Growth & Income Fund, which outperformed its benchmark, the S&P 500® Index. Among the fund’s international investments, the International Opportunities Fund and the International Equity Fund both contributed positively to relative returns. The largest contributor to the fund’s fixed-income component came from the Bond Plus Fund, which outperformed its benchmark, the Barclays U.S. Aggregate Bond Index.

Relative strength in the U.S. equity sector was partially offset by the Enhanced Large-Cap Growth Index Fund, which slightly trailed its benchmark, the Russell 1000 Growth Index. Among the fund’s international investments, the Emerging Markets Equity Fund and the Global Natural Resources Fund also detracted from relative performance due in part to the plunge in oil prices throughout much of the period. Concerns regarding growth in certain economies abroad, Greece and geopolitical conflicts such as the crisis in Ukraine, also weighed on emerging markets.

Among fixed-income investments, the Short-Term Bond Fund and High-Yield Fund were detractors from the fund’s returns, lagging their respective benchmarks for the period. (Performance of Managed Allocation Fund’s underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	7

Managed Allocation Fund

Performance as of May 31, 2015

		Total	Average annual
		return	total return
				since
Managed Allocation Fund	Inception date	1 year	5 years	inception
Institutional Class	3/31/2006	6.79%	10.97%	6.09%
Retirement Class	3/31/2006	6.53	10.70	5.83
Retail Class	3/31/2006	6.51	10.70	5.94
Managed Allocation Composite Index*	—	6.07	10.35	6.22	†
Broad market index
Russell 3000® Index	—	11.86	16.54	7.81	†
Barclays U.S. Aggregate Bond Index	—	3.03	3.90	5.06	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2015, the Managed Allocation Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Institutional Class.

8	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

Managed Allocation Fund

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/2015
Equity
U.S. equity	41.2%
International equity	19.0
Fixed income	39.8
Total	100.0

Target allocation

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	9

About the fund’s composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

10	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

Portfolio of investments

Managed Allocation Fund  ■  May 31, 2015

					% of net
Shares		Security		Value	assets
TIAA-CREF FUNDS — 100.0% (a)
FIXED INCOME — 39.8%
28,465,806		TIAA-CREF Bond Plus Fund		$304,014,809	38.8%
798,264		TIAA-CREF High-Yield Fund		7,966,678	1.0
		TOTAL FIXED INCOME		311,981,487	39.8

INTERNATIONAL EQUITY — 19.0%
2,575,037		TIAA-CREF Emerging Markets Equity Fund		27,192,393	3.5
4,797,108		TIAA-CREF Enhanced International Equity Index Fund		37,321,504	4.8
830,669		TIAA-CREF Global Natural Resources Fund		7,118,834	0.9
3,527,543		TIAA-CREF International Equity Fund		41,836,665	5.3
3,078,122		TIAA-CREF International Opportunities Fund		35,059,811	4.5
		TOTAL INTERNATIONAL EQUITY		148,529,207	19.0

SHORT-TERM FIXED INCOME — 0.0%
73,544	*	TIAA-CREF Money Market Fund		73,544	0.0
		TOTAL SHORT-TERM FIXED INCOME		73,544	0.0

U.S. EQUITY — 41.2%
5,119,685		TIAA-CREF Enhanced Large-Cap Growth Index Fund		61,026,641	7.8
5,428,963		TIAA-CREF Enhanced Large-Cap Value Index Fund		57,004,112	7.3
4,132,019		TIAA-CREF Growth & Income Fund		52,517,958	6.7
3,932,433		TIAA-CREF Large-Cap Growth Fund		63,272,842	8.1
3,176,661		TIAA-CREF Large-Cap Value Fund		58,958,824	7.5
107,684		TIAA-CREF Mid-Cap Growth Fund		2,423,962	0.3
80,052		TIAA-CREF Mid-Cap Value Fund		2,018,102	0.3
1,401,951		TIAA-CREF Small-Cap Equity Fund		25,445,414	3.2
		TOTAL U.S. EQUITY		322,667,855	41.2
		TOTAL TIAA-CREF FUNDS	(Cost $676,081,622)	783,252,093	100.0

		TOTAL PORTFOLIO	(Cost $676,081,622)	783,252,093	100.0
		OTHER ASSETS & LIABILITIES, NET		330,181	0.0
		NET ASSETS		$783,582,274	100.0%

*	Non-income producing

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	11

Statement of assets and liabilities

Managed Allocation Fund  ■  May 31, 2015

ASSETS
Affiliated investments, at value‡	$783,252,093
Cash	1,095,391
Receivable from securities transactions	839,250
Receivable from Fund shares sold	53,070
Dividends receivable	738,368
Due from affiliates	7,457
Other	50,593
Total assets	786,036,222

LIABILITIES
Service agreement fees payable	1,685
Distribution fees payable	153,058
Due to affiliates	4,717
Payable for securities transactions	1,812,752
Payable for Fund shares redeemed	347,816
Payable for trustee compensation	51,461
Accrued expenses and other payables	82,459
Total liabilities	2,453,948
NET ASSETS	$783,582,274

NET ASSETS CONSIST OF:
Paid-in-capital	$653,873,589
Undistributed net investment income (loss)	1,139,586
Accumulated net realized gain (loss) on total investments	21,398,628
Net unrealized appreciation (depreciation) on total investments	107,170,471
NET ASSETS	$783,582,274

INSTITUTIONAL CLASS:
Net assets	$14,366,361
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,156,299
Net asset value per share	$12.42

RETIREMENT CLASS:
Net assets	$49,095,563
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,956,307
Net asset value per share	$12.41

RETAIL CLASS:
Net assets	$720,120,350
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	57,844,537
Net asset value per share	$12.45
‡ Affiliated investments, cost	$676,081,622

12	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of operations

Managed Allocation Fund  ■  For the year ended May 31, 2015

INVESTMENT INCOME
Dividends from affiliated investments	$14,315,705
Total income	14,315,705

EXPENSES
Shareholder servicing — Institutional Class	390
Shareholder servicing — Retirement Class	111,641
Shareholder servicing — Retail Class	321,683
Distribution fees — Retail Class	1,745,830
Administrative service fees	23,634
Trustee fees and expenses	5,918
Other expenses	184,173
Total expenses	2,393,269
Less: Expenses reimbursed by the investment adviser	(536,144)
Net expenses	1,857,125
Net investment income (loss)	12,458,580

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	4,776,926
Realized gain distributions from affiliated investments	31,487,931
Net realized gain (loss) from affiliated investments	36,264,857
Net change in unrealized appreciation (depreciation) from affiliated investments	(617,712)
Net realized and unrealized gain (loss) from affiliated investments	35,647,145
Net increase (decrease) in net assets from operations	$48,105,725

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	13

Statements of changes in net assets

Managed Allocation Fund  ■  For the year ended

		May 31, 2015	May 31, 2014

OPERATIONS
Net investment income (loss)		$12,458,580	$11,018,702
Net realized gain (loss) from affiliated investments		36,264,857	28,139,388
Net change in unrealized appreciation (depreciation) from affiliated investments		(617,712)	39,568,247
Net increase (decrease) in net assets from operations		48,105,725	78,726,337

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(385,463)	(370,694)
	Retirement Class	(1,286,820)	(1,064,524)
	Retail Class	(19,575,621)	(18,937,433)
From realized gains:	Institutional Class	(324,092)	(104,677)
	Retirement Class	(1,197,578)	(320,451)
	Retail Class	(18,019,642)	(5,665,009)
Total distributions		(40,789,216)	(26,462,788)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	5,175,999	5,291,541
	Retirement Class	11,944,005	11,716,408
	Retail Class	50,840,780	62,813,265
Reinvestments of distributions:	Institutional Class	700,777	467,878
	Retirement Class	2,484,398	1,384,975
	Retail Class	36,231,334	23,669,880
Redemptions:	Institutional Class	(4,104,843)	(3,612,804)
	Retirement Class	(7,004,494)	(5,713,192)
	Retail Class	(57,499,358)	(59,323,248)
Net increase (decrease) from shareholder transactions		38,768,598	36,694,703
Net increase (decrease) in net assets		46,085,107	88,958,252
NET ASSETS
Beginning of period		737,497,167	648,538,915
End of period		$783,582,274	$737,497,167
Undistributed net investment income (loss) included in net assets		$1,139,586	$1,101,601

14	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statements of changes in net assets	concluded

Managed Allocation Fund  ■  For the year ended

		May 31, 2015	May 31, 2014
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	419,640	451,213
	Retirement Class	963,704	994,236
	Retail Class	4,120,190	5,287,428
Shares reinvested:	Institutional Class	58,386	39,550
	Retirement Class	207,380	117,126
	Retail Class	3,013,764	1,996,308
Shares redeemed:	Institutional Class	(332,151)	(308,082)
	Retirement Class	(571,251)	(486,862)
	Retail Class	(4,664,101)	(4,996,167)
Net increase (decrease) from shareholder transactions		3,215,561	3,094,750

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	15

Financial highlights

Managed Allocation Fund

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate
Institutional Class:	5/31/15		$12.32	$0.23		$0.57	$0.80	$(0.38)	$(0.32)	$(0.70)	$12.42	6.79%	$14,366	0.03%		0.00%		1.88%		14%
	5/31/14		11.43	0.22		1.16	1.38	(0.38)	(0.11)	(0.49)	12.32	12.29	12,453	0.04		0.00		1.86		15
	5/31/13		9.92	0.22		1.58	1.80	(0.29)	—	(0.29)	11.43	18.33	9,461	0.04		0.00		2.09		17
	5/31/12		10.39	0.22		(0.42)	(0.20)	(0.27)	—	(0.27)	9.92	(1.79)	6,724	0.04		0.00		2.26		15
	5/31/11	†	9.40	0.17		1.01	1.18	(0.19)	—	(0.19)	10.39	12.66 [b]	4,142	0.06	[c]	0.00	[c]	2.53	[c]	10	[b]
	9/30/10		8.73	0.24		0.67	0.91	(0.24)	—	(0.24)	9.40	10.52	2,542	0.06		0.00		2.68		21
Retirement Class:	5/31/15		12.31	0.21		0.56	0.77	(0.35)	(0.32)	(0.67)	12.41	6.53	49,096	0.28		0.25		1.67		14
	5/31/14		11.42	0.19		1.16	1.35	(0.35)	(0.11)	(0.46)	12.31	12.02	41,320	0.29		0.25		1.60		15
	5/31/13		9.91	0.20		1.57	1.77	(0.26)	—	(0.26)	11.42	18.04	31,195	0.29		0.25		1.84		17
	5/31/12		10.38	0.19		(0.41)	(0.22)	(0.25)	—	(0.25)	9.91	(2.04)	29,993	0.29		0.25		1.96		15
	5/31/11	†	9.39	0.14		1.03	1.17	(0.18)	—	(0.18)	10.38	12.54 [b]	32,622	0.31	[c]	0.25	[c]	2.18	[c]	10	[b]
	9/30/10		8.72	0.21		0.67	0.88	(0.21)	—	(0.21)	9.39	10.26	24,404	0.30		0.25		2.36		21
Retail Class:	5/31/15		12.35	0.20		0.57	0.77	(0.35)	(0.32)	(0.67)	12.45	6.51	720,120	0.32		0.25		1.64		14
	5/31/14		11.45	0.19		1.17	1.36	(0.35)	(0.11)	(0.46)	12.35	12.08	683,724	0.35		0.25		1.59		15
	5/31/13		9.94	0.21		1.56	1.77	(0.26)	—	(0.26)	11.45	18.00	607,883	0.36		0.25		1.92		17
	5/31/12		10.41	0.20		(0.42)	(0.22)	(0.25)	—	(0.25)	9.94	(2.03)	525,266	0.33		0.25		1.97		15
	5/31/11	†	9.42	0.15		1.02	1.17	(0.18)	—	(0.18)	10.41	12.52 [b]	562,043	0.26	[c]	0.21	[c]	2.29	[c]	10	[b]
	9/30/10		8.75	0.22		0.67	0.89	(0.22)	—	(0.22)	9.42	10.34	505,725	0.21		0.16		2.47		21
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

16	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	17

Notes to financial statements

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statement of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

18	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2015, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income, dividend reclassifications, and the utilization of tax equalization credits were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	19

Notes to financial statements

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2015, there were no transfers between levels by the Fund.

As of May 31, 2015, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to

20	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2015, unless changed with approval of the Board.

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2014	Purchase cost	Sales proceeds	Realized gain (loss) [a]	Dividend income	Value at May 31, 2015
TIAA-CREF Managed Allocation Fund
TIAA-CREF Bond Plus	$277,892,585	$55,860,990	$28,206,186	$3,562,876	$7,936,002	$304,014,809
TIAA-CREF Emerging Markets Equity	24,977,579	4,793,128	1,341,655	(90,911)	323,956	27,192,393
TIAA-CREF Enhanced International Equity Index	34,211,263	7,599,574	2,155,861	1,109,214	1,204,697	37,321,504
TIAA-CREF Enhanced Large-Cap Growth Index	58,835,658	9,047,566	9,495,729	6,027,554	652,226	61,026,641
TIAA-CREF Enhanced Large-Cap Value Index	56,959,741	9,339,315	8,515,218	5,871,312	886,827	57,004,112
TIAA-CREF Global Natural Resources	7,201,937	1,562,350	414,721	(72,249)	124,007	7,118,834
TIAA-CREF Growth & Income	48,988,384	7,178,382	5,469,653	4,915,296	566,839	52,517,958
TIAA-CREF High-Yield	14,593,820	7,912,328	14,368,880	31,482	327,157	7,966,678
TIAA-CREF International Equity	36,060,296	12,408,129	7,088,318	(175,249)	554,309	41,836,665
TIAA-CREF International Opportunities	34,163,662	3,852,585	4,176,567	(20,331)	348,931	35,059,811
TIAA-CREF Large-Cap Growth	58,320,941	13,290,392	12,019,583	8,025,821	173,964	63,272,842
TIAA-CREF Large-Cap Value	56,216,623	5,371,523	4,405,193	3,179,774	1,001,805	58,958,824
TIAA-CREF Mid-Cap Growth	2,477,443	687,052	725,318	357,103	11,095	2,423,962
TIAA-CREF Mid-Cap Value	2,093,054	352,352	519,832	179,422	29,435	2,018,102
TIAA-CREF Money Market	73,544	—	—	—	—	73,544
TIAA-CREF Small-Cap Equity	23,844,711	7,730,817	5,902,131	3,363,743	174,455	25,445,414
	$736,911,241	$146,986,483	$104,804,845	$36,264,857	$14,315,705	$783,252,093
[a]	Includes realized gains distributions received.

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	21

Notes to financial statements

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2015, the cost of portfolio investments for federal income tax purposes was $679,051,997. Net unrealized appreciation of portfolio investments for federal income tax purposes was $104,200,096, consisting of gross unrealized appreciation of $105,968,479 and gross unrealized depreciation of $(1,768,383).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended May 31, 2015 were $146,986,483 and $104,804,845, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2015 and May 31, 2014 was as follows:

	Ordinary income	Long-term capital gains	Total
5/31/2015	$21,322,086	$19,467,130	$40,789,216
5/31/2014	20,372,651	6,090,137	26,462,788

As of May 31, 2015, the components of accumulated earnings on a tax basis consisted of $1,177,219 of undistributed ordinary income, $24,369,000 of undistributed long-term capital gains, and $104,200,099 of unrealized appreciation.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short term gain as ordinary income for tax purposes.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2015, there were no borrowings under this credit facility by the Fund.

22	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	23

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Managed Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Managed Allocation Fund (the “Fund”) at May 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2015 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2015

24	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2015

Trustees

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	82	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	82	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; and Independent Trustee, Lazard Alternative Emerging Markets 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	82	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	25

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2015

Trustees — continued

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	82	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1943	Trustee	Indefinite term. Trustee since 1999.	Principal, NL Jacob Consultant (economic and business consultant) (since 2012); President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	82	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	82	Director, Aflac Insurance. Inc., Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.

26	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	82	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance, Prep for Prep; and Close Brothers Group plc.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	82	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	82	Director, SCANA Corporation (energy holding company).

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	27

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2015

Trustees — concluded

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	82	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Managing Director, Senior Compliance officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).

28	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Chief Executive Officer of TIAA-CREF Asset Management LLC (“TCAM”) and Executive Vice President of the TIAA-CREF Fund Complex.
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President and President of Asset Management of TIAA. Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	29

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2015

Officers — concluded

Name, address and year of birth (“YOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President, since 2006.	Executive Vice President, President of Retirement and Individual Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Weaver served as Senior Vice President, The Hartford Financial Services Group, Inc.

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org, or by calling 800 223–1200.

30	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Managed Allocation Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of its series, the TIAA-CREF Managed Allocation Fund (the “Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 12, 2015 and March 26, 2015, at which it considered the annual renewal of the Agreement with respect to the Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewal. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2014 renewal process. During a series of meetings held prior to the March 12 and March 26, 2015 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding the Fund, including data relating to the Fund’s total expense ratio and

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	31

Renewal of investment management agreement (unaudited)

short-term and long-term investment performance. Lipper also compared much of this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that the purpose of its materials is to provide an unbiased view of the Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Lipper (and not TAI).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Fund pursuant to the Agreement. In this regard, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of the Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 12 and March 26, 2015, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of TAI; (8) a copy of TAI’s Form ADV

32	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to the Fund, the Board reviewed various factors, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Fund. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 26, 2015, the Board voted unanimously to renew the Agreement for the Fund. Set forth below are certain general factors the Board considered for the Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at TAI and its affiliates also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”), the TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund (which is a fund of funds that invests its assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Fund’s assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	33

Renewal of investment management agreement (unaudited)

Fund’s investment portfolio; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of the Fund over the periods indicated in the synopsis below. The Board considered the Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of the Fund before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on the Fund’s performance as compared to the performance of its benchmark index. For details regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was within an acceptable range.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2014. The Board considered TAI’s profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board also noted that TAI did not charge a management fee for its advisory services to the Fund. Additionally, the Board acknowledged certain permanent fee rate reductions, temporary fee waivers and reimbursements of expenses above specified amounts undertaken by TAI with respect to the underlying funds in which the Fund invests that, in turn, reduce the Fund’s expenses. The Board considered that TAI had incurred a net loss with respect to the Fund under the Agreement for the one-year period ended December 31, 2014, and expected this trend to continue. The Board also considered that TAI may have indirect earnings or losses with respect to the Fund based on the Fund’s investment in underlying funds also managed by TAI.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, especially any effect of the purchase of Nuveen Investments by

34	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

TAI’s parent on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board acknowledged that TAI did not charge a management fee to this Fund.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered that because TAI operated the Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Fund’s fee schedule was within an acceptable range in light of current economies of scale considerations and current assets.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board noted that TAI provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with an annual management fee rate of 0.10% of average daily net assets, the TIAA-CREF Lifecycle Funds, which have an annual management fee rate of 0.10% that is entirely waived by TAI, and the TIAA-CREF Lifecycle Index Funds, which also have a 0.10% annual management fee rate that is subject to certain temporary, voluntary waivers by TAI. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and the Fund may benefit from economies of scale to the extent that the Fund is managed in the same manner and by the same personnel as certain of the CREF Accounts, the Life Funds and other series of the Trust. TAI and the Fund may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Fund may be utilized as investment options for other products and businesses of TAI and its affiliates, such as variable products.

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	35

Renewal of investment management agreement (unaudited)	concluded

Specific factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of the Fund, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2014. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The statement below regarding a “net loss” refers to TAI incurring a loss for the services that it rendered to the Fund during 2014 under the Agreement.

Managed Allocation Fund

•	The Fund’s annual contractual management fee rate is 0.00% of average daily net assets.
•	The Fund’s total expenses were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 1st quintile of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”). The Fund did not have an Expense Group or Expense Universe with respect to its actual management fee rate and contractual management fee rate.
•	The Fund was in the 1st quintile of the group of comparable funds selected by Lipper for performance comparison purposes for the one-, three- and five-year periods. The Fund was in the 3rd, 1st and 1st quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

36	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

Important tax information (unaudited)

For the year ended May 31, 2015, the Fund designates $20,336,143 (or the maximum amount allowable) as being from net long-term capital gains.

For the year ended May 31, 2015, the Fund designates 27.83% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

For the year ended May 31, 2015, the Fund designates 17.59% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

During the year ended May 31, 2015, the Managed Allocation Fund received income of $1,692,327 ($0.02806 per share) from underlying funds that was from foreign sources, and has elected to pass through foreign taxes paid by underlying funds of $150,932 ($0.00250 per share).

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2015, which will be reported in conjunction with your 2015 Form 1099-DIV.

By early 2016, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	37

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

38	2015 Annual Report ■ TIAA-CREF Managed Allocation Fund

concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Managed Allocation Fund ■ 2015 Annual Report	39

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2015 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

2(a)  The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no amendments to the code of ethics.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e)  Not applicable.

2(f)  A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)  Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a)  Audit Fees.

For the fiscal years ended May 31, 2015 and May 31, 2014, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $360,000 and $333,200, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended May 31, 2015 and May 31, 2014, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended May 31, 2015 and May 31, 2014, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended May 31, 2015 and May 31, 2014, PwC’s aggregate fees for tax services billed to the Registrant were $333,000 and $305,200, respectively.

For the fiscal years ended May 31, 2015 and May 31, 2014, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0.

4(d)  All Other Fees.

For the fiscal years ended May 31, 2015 and May 31, 2014, PwC’s aggregate fees for all other services billed to the Registrant were $9,000 and $14,700, respectively.

For the fiscal years ended May 31, 2015 and May 31, 2014, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1)  Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2)  Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2015 and May 31, 2014 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2015 and May 31, 2014 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2015 and May 31, 2014 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2015 and May 31, 2014 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2015 and May 31, 2014 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2015 and May 31, 2014 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended May 31, 2015 and May 31, 2014, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $394,625 and $301,500, respectively.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: July 13, 2015	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: July 13, 2015	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer (principal executive officer)

Date: July 13, 2015	By:	/s/Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer